UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06279

Harris Associates Investment Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: 09/30/24

Date of reporting period: 09/30/24

Item 1. Reports to Shareholders.

(a) Following are copies of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark Fund Investor Class - OAKMX

Oakmark Fund Advisor Class - OAYMX

Oakmark Fund Institutional Class - OANMX

Oakmark Fund R6 Class - OAZMX

Oakmark Select Fund Investor Class - OAKLX

Oakmark Select Fund Advisor Class - OAYLX

Oakmark Select Fund Institutional Class - OANLX

Oakmark Select Fund R6 Class - OAZLX

Oakmark Global Fund Investor Class - OAKGX

Oakmark Global Fund Advisor Class - OAYGX

Oakmark Global Fund Institutional Class - OANGX

Oakmark Global Fund R6 Class - OAZGX

Oakmark Equity and Income Fund Investor Class - OAKBX

Oakmark Equity and Income Fund Advisor Class - OAYBX

Oakmark Equity and Income Fund Institutional Class - OANBX

Oakmark Equity and Income Fund R6 Class - OAZBX

Oakmark International Fund Investor Class - OAKIX

Oakmark International Fund Advisor Class - OAYIX

Oakmark International Fund Institutional Class - OANIX

Oakmark International Fund R6 Class - OAZIX

Oakmark International Small Cap Fund Investor Class - OAKEX

Oakmark International Small Cap Fund Advisor Class - OAYEX

Oakmark International Small Cap Fund Institutional Class - OANEX

Oakmark International Small Cap Fund R6 Class - OAZEX

Oakmark Global Select Fund Investor Class - OAKWX

Oakmark Global Select Fund Advisor Class - OAYWX

Oakmark Global Select Fund Institutional Class - OANWX

Oakmark Global Select Fund R6 Class - OAZWX

Oakmark Bond Fund Investor Class - OAKCX

Oakmark Bond Fund Advisor Class - OAYCX

Oakmark Bond Fund Institutional Class - OANCX

Oakmark Bond Fund R6 Class - OAZCX

Investor Class

OAKMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	0.89%

How did the Fund perform last year and what affected its performance?

Oakmark Fund Investor Class returned 28.39% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Energy and Materials were the worst performing sectors.

  At the equity holdings level, KKR led the positive contributors followed by Capital One Financial and CBRE Group. APA, Charter Communications and ConocoPhillips were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,364	$10,493	$10,498
3/31/2015	$10,305	$10,593	$10,422
6/30/2015	$10,333	$10,622	$10,434
9/30/2015	$9,513	$9,939	$9,558
12/31/2015	$9,955	$10,638	$10,098
3/31/2016	$9,893	$10,782	$10,263
6/30/2016	$10,024	$11,047	$10,733
9/30/2016	$10,880	$11,472	$11,107
12/31/2016	$11,782	$11,911	$11,849
3/31/2017	$12,266	$12,633	$12,236
6/30/2017	$12,734	$13,023	$12,400
9/30/2017	$13,467	$13,607	$12,787
12/31/2017	$14,273	$14,511	$13,469
3/31/2018	$14,148	$14,401	$13,087
6/30/2018	$14,449	$14,896	$13,242
9/30/2018	$15,061	$16,044	$13,997
12/31/2018	$12,456	$13,875	$12,356
3/31/2019	$14,053	$15,769	$13,830
6/30/2019	$14,506	$16,447	$14,361
9/30/2019	$14,207	$16,727	$14,557
12/31/2019	$15,817	$18,244	$15,635
3/31/2020	$11,006	$14,668	$11,456
6/30/2020	$13,538	$17,682	$13,093
9/30/2020	$14,375	$19,260	$13,825
12/31/2020	$17,856	$21,600	$16,072
3/31/2021	$20,628	$22,934	$17,880
6/30/2021	$22,465	$24,895	$18,811
9/30/2021	$22,881	$25,040	$18,664
12/31/2021	$23,963	$27,801	$20,115
3/31/2022	$23,334	$26,522	$19,966
6/30/2022	$19,184	$22,252	$17,528
9/30/2022	$18,824	$21,165	$16,543
12/31/2022	$20,761	$22,766	$18,597
3/31/2023	$22,443	$24,473	$18,785
6/30/2023	$24,383	$26,612	$19,550
9/30/2023	$24,065	$25,741	$18,932
12/31/2023	$27,175	$28,750	$20,731
3/31/2024	$29,967	$31,785	$22,594
6/30/2024	$28,774	$33,147	$22,104
9/30/2024	$30,898	$35,098	$24,188

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	28.39%	16.81%	11.94%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

OAKMX-AR

Advisor Class

OAYMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.70%

How did the Fund perform last year and what affected its performance?

Oakmark Fund Advisor returned 28.63% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Energy and Materials were the worst performing sectors.

  At the equity holdings level, KKR led the positive contributors followed by Capital One Financial and CBRE Group. APA, Charter Communications and ConocoPhillips were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$101,626	$101,977	$102,500
3/31/2017	$105,844	$108,163	$105,852
6/30/2017	$109,909	$111,503	$107,270
9/30/2017	$116,286	$116,499	$110,617
12/31/2017	$123,276	$124,240	$116,513
3/31/2018	$122,209	$123,297	$113,216
6/30/2018	$124,855	$127,530	$114,552
9/30/2018	$130,190	$137,364	$121,081
12/31/2018	$107,714	$118,793	$106,890
3/31/2019	$121,555	$135,005	$119,642
6/30/2019	$125,485	$140,816	$124,237
9/30/2019	$122,912	$143,207	$125,926
12/31/2019	$136,895	$156,196	$135,257
3/31/2020	$95,278	$125,585	$99,103
6/30/2020	$117,226	$151,384	$113,265
9/30/2020	$124,507	$164,902	$119,596
12/31/2020	$154,710	$184,934	$139,031
3/31/2021	$178,832	$196,354	$154,672
6/30/2021	$194,844	$213,140	$162,730
9/30/2021	$198,572	$214,381	$161,461
12/31/2021	$208,068	$238,021	$174,006
3/31/2022	$202,741	$227,075	$172,719
6/30/2022	$166,758	$190,513	$151,630
9/30/2022	$163,719	$181,211	$143,108
12/31/2022	$180,666	$194,913	$160,882
3/31/2023	$195,384	$209,526	$162,507
6/30/2023	$212,382	$227,843	$169,121
9/30/2023	$209,731	$220,385	$163,777
12/31/2023	$236,932	$246,151	$179,336
3/31/2024	$261,410	$272,134	$195,458
6/30/2024	$251,129	$283,792	$191,216
9/30/2024	$269,778	$300,498	$209,248

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	28.63%	17.03%	13.50%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor Class

OAYMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

OAYMX-AR

Institutional Class

OANMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.66%

How did the Fund perform last year and what affected its performance?

Oakmark Fund Institutional returned 28.68% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Energy and Materials were the worst performing sectors.

  At the equity holdings level, KKR led the positive contributors followed by Capital One Financial and CBRE Group. APA, Charter Communications and ConocoPhillips were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$254,029	$254,942	$256,250
3/31/2017	$264,576	$270,407	$264,629
6/30/2017	$274,772	$278,757	$268,175
9/30/2017	$290,715	$291,247	$276,542
12/31/2017	$308,225	$310,599	$291,282
3/31/2018	$305,593	$308,241	$283,039
6/30/2018	$312,245	$318,826	$286,379
9/30/2018	$325,623	$343,410	$302,702
12/31/2018	$269,436	$296,982	$267,226
3/31/2019	$304,132	$337,514	$299,106
6/30/2019	$314,040	$352,040	$310,591
9/30/2019	$307,685	$358,018	$314,815
12/31/2019	$342,699	$390,490	$338,143
3/31/2020	$238,573	$313,962	$247,758
6/30/2020	$293,638	$378,460	$283,162
9/30/2020	$311,865	$412,255	$298,991
12/31/2020	$387,570	$462,336	$347,577
3/31/2021	$448,070	$490,885	$386,679
6/30/2021	$488,259	$532,850	$406,825
9/30/2021	$497,597	$535,951	$403,652
12/31/2021	$521,406	$595,051	$435,016
3/31/2022	$508,056	$567,688	$431,797
6/30/2022	$417,886	$476,284	$379,074
9/30/2022	$410,270	$453,029	$357,770
12/31/2022	$452,799	$487,282	$402,205
3/31/2023	$489,731	$523,814	$406,268
6/30/2023	$532,332	$569,607	$422,803
9/30/2023	$525,734	$550,961	$409,442
12/31/2023	$593,982	$615,377	$448,339
3/31/2024	$655,393	$680,336	$488,645
6/30/2024	$629,663	$709,480	$478,041
9/30/2024	$676,505	$751,245	$523,121

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	28.68%	17.07%	13.55%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional Class

OANMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

OANMX-AR

R6 Class

OAZMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.62%

How did the Fund perform last year and what affected its performance?

Oakmark Fund R6 returned 28.74% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Energy and Materials were the worst performing sectors.

  At the equity holdings level, KKR led the positive contributors followed by Capital One Financial and CBRE Group. APA, Charter Communications and ConocoPhillips were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,018,774	$1,017,200	$1,009,900
3/31/2021	$1,177,788	$1,080,012	$1,123,514
6/30/2021	$1,283,533	$1,172,340	$1,182,049
9/30/2021	$1,308,188	$1,179,164	$1,172,829
12/31/2021	$1,371,107	$1,309,191	$1,263,958
3/31/2022	$1,336,009	$1,248,988	$1,254,604
6/30/2022	$1,099,072	$1,047,887	$1,101,417
9/30/2022	$1,079,049	$996,723	$1,039,518
12/31/2022	$1,190,946	$1,072,086	$1,168,626
3/31/2023	$1,288,318	$1,152,461	$1,180,429
6/30/2023	$1,400,599	$1,253,210	$1,228,472
9/30/2023	$1,383,361	$1,212,188	$1,189,652
12/31/2023	$1,563,180	$1,353,911	$1,302,669
3/31/2024	$1,724,888	$1,496,829	$1,419,779
6/30/2024	$1,657,303	$1,560,950	$1,388,970
9/30/2024	$1,780,914	$1,652,837	$1,519,950

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	28.74%	16.44%
S&P 500 Index	36.35%	14.17%
Russell 1000 Value Index	27.76%	11.69%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$23,077,845,142
# of Portfolio Holdings	55
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$123,116,141

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	3.1%
Fiserv, Inc.	3.1%
Deere & Co.	2.9%
Citigroup, Inc.	2.9%
Charles Schwab Corp.	2.7%
General Motors Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
American International Group, Inc.	2.7%
CBRE Group, Inc., Class A	2.7%
IQVIA Holdings, Inc.	2.7%

Sector allocation

Financials	39.0%
Communication Services	9.7%
Industrials	9.5%
Energy	8.4%
Health Care	8.4%
Consumer Discretionary	6.2%
Consumer Staples	5.1%
Materials	3.3%
Information Technology	2.9%
Real Estate	2.7%
Short Term Investments & Other, Net	4.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6 Class

OAZMX

Oakmark Fund

Annual Shareholder Report

September 30, 2024

OAZMX-AR

Investor Class

OAKLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$111	0.99%

How did the Fund perform last year and what affected its performance?

Oakmark Select Fund Investor Class returned 23.42% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level the Financials and Real Estate contributed the most to returns, while Energy and Industrials were the worst performing sectors.

  At the equity holdings level, CBRE Group led the positive contributors followed by Capital One Financial and KKR. Charter Communications, APA and Paycom Software were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$10,339	$10,493	$10,498
3/31/2015	$10,238	$10,593	$10,422
6/30/2015	$10,225	$10,622	$10,434
9/30/2015	$9,325	$9,939	$9,558
12/31/2015	$9,969	$10,638	$10,098
3/31/2016	$9,415	$10,782	$10,263
6/30/2016	$9,666	$11,047	$10,733
9/30/2016	$10,421	$11,472	$11,107
12/31/2016	$11,495	$11,911	$11,849
3/31/2017	$11,840	$12,633	$12,236
6/30/2017	$12,062	$13,023	$12,400
9/30/2017	$12,777	$13,607	$12,787
12/31/2017	$13,302	$14,511	$13,469
3/31/2018	$12,784	$14,401	$13,087
6/30/2018	$12,731	$14,896	$13,242
9/30/2018	$12,768	$16,044	$13,997
12/31/2018	$9,993	$13,875	$12,356
3/31/2019	$11,339	$15,769	$13,830
6/30/2019	$11,853	$16,447	$14,361
9/30/2019	$11,448	$16,727	$14,557
12/31/2019	$12,760	$18,244	$15,635
3/31/2020	$8,609	$14,668	$11,456
6/30/2020	$10,611	$17,682	$13,093
9/30/2020	$11,167	$19,260	$13,825
12/31/2020	$14,133	$21,600	$16,072
3/31/2021	$16,406	$22,934	$17,880
6/30/2021	$17,712	$24,895	$18,811
9/30/2021	$18,314	$25,040	$18,664
12/31/2021	$18,945	$27,801	$20,115
3/31/2022	$17,795	$26,522	$19,966
6/30/2022	$14,870	$22,252	$17,528
9/30/2022	$13,985	$21,165	$16,543
12/31/2022	$14,638	$22,766	$18,597
3/31/2023	$16,235	$24,473	$18,785
6/30/2023	$18,249	$26,612	$19,550
9/30/2023	$18,264	$25,741	$18,932
12/31/2023	$20,932	$28,750	$20,731
3/31/2024	$22,235	$31,785	$22,594
6/30/2024	$20,858	$33,147	$22,104
9/30/2024	$22,541	$35,098	$24,188

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	23.42%	14.51%	8.47%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

OAKLX-AR

Advisor Class

OAYLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.87%

How did the Fund perform last year and what affected its performance?

Oakmark Select Fund Advisor returned 23.56% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level the Financials and Real Estate contributed the most to returns, while Energy and Industrials were the worst performing sectors.

  At the equity holdings level, CBRE Group led the positive contributors followed by Capital One Financial and KKR. Charter Communications, APA and Paycom Software were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$102,671	$101,977	$102,500
3/31/2017	$105,795	$108,163	$105,852
6/30/2017	$107,799	$111,503	$107,270
9/30/2017	$114,238	$116,499	$110,617
12/31/2017	$118,968	$124,240	$116,513
3/31/2018	$114,385	$123,297	$113,216
6/30/2018	$113,961	$127,530	$114,552
9/30/2018	$114,335	$137,364	$121,081
12/31/2018	$89,544	$118,793	$106,890
3/31/2019	$101,611	$135,005	$119,642
6/30/2019	$106,244	$140,816	$124,237
9/30/2019	$102,632	$143,207	$125,926
12/31/2019	$114,458	$156,196	$135,257
3/31/2020	$77,247	$125,585	$99,103
6/30/2020	$95,245	$151,384	$113,265
9/30/2020	$100,260	$164,902	$119,596
12/31/2020	$126,936	$184,934	$139,031
3/31/2021	$147,360	$196,354	$154,672
6/30/2021	$159,159	$213,140	$162,730
9/30/2021	$164,609	$214,381	$161,461
12/31/2021	$170,348	$238,021	$174,006
3/31/2022	$160,066	$227,075	$172,719
6/30/2022	$133,791	$190,513	$151,630
9/30/2022	$125,848	$181,211	$143,108
12/31/2022	$131,767	$194,913	$160,882
3/31/2023	$146,206	$209,526	$162,507
6/30/2023	$164,408	$227,843	$169,121
9/30/2023	$164,568	$220,385	$163,777
12/31/2023	$188,670	$246,151	$179,336
3/31/2024	$200,460	$272,134	$195,458
6/30/2024	$188,133	$283,792	$191,216
9/30/2024	$203,334	$300,498	$209,248

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	23.56%	14.65%	9.48%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor Class

OAYLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

OAYLX-AR

Institutional Class

OANLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.76%

How did the Fund perform last year and what affected its performance?

Oakmark Select Fund Institutional returned 23.69% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level the Financials and Real Estate contributed the most to returns, while Energy and Industrials were the worst performing sectors.

  At the equity holdings level, CBRE Group led the positive contributors followed by Capital One Financial and KKR. Charter Communications, APA and Paycom Software were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	S&P 500 Index	Russell 1000 Value Index
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$256,678	$254,942	$256,250
3/31/2017	$264,488	$270,407	$264,629
6/30/2017	$269,497	$278,757	$268,175
9/30/2017	$285,655	$291,247	$276,542
12/31/2017	$297,524	$310,599	$291,282
3/31/2018	$286,064	$308,241	$283,039
6/30/2018	$285,005	$318,826	$286,379
9/30/2018	$285,939	$343,410	$302,702
12/31/2018	$223,973	$296,982	$267,226
3/31/2019	$254,220	$337,514	$299,106
6/30/2019	$265,808	$352,040	$310,591
9/30/2019	$256,839	$358,018	$314,815
12/31/2019	$286,402	$390,490	$338,143
3/31/2020	$193,290	$313,962	$247,758
6/30/2020	$238,393	$378,460	$283,162
9/30/2020	$251,006	$412,255	$298,991
12/31/2020	$317,838	$462,336	$347,577
3/31/2021	$369,156	$490,885	$386,679
6/30/2021	$398,821	$532,850	$406,825
9/30/2021	$412,528	$535,951	$403,652
12/31/2021	$426,996	$595,051	$435,016
3/31/2022	$401,307	$567,688	$431,797
6/30/2022	$335,554	$476,284	$379,074
9/30/2022	$315,655	$453,029	$357,770
12/31/2022	$330,620	$487,282	$402,205
3/31/2023	$366,887	$523,814	$406,268
6/30/2023	$412,589	$569,607	$422,803
9/30/2023	$413,191	$550,961	$409,442
12/31/2023	$473,748	$615,377	$448,339
3/31/2024	$503,534	$680,336	$488,645
6/30/2024	$472,670	$709,480	$478,041
9/30/2024	$511,082	$751,245	$523,121

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	23.69%	14.75%	9.56%
S&P 500 Index	36.35%	15.98%	15.08%
Russell 1000 Value Index	27.76%	10.69%	9.88%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional Class

OANLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

OANLX-AR

R6 Class

OAZLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$82	0.73%

How did the Fund perform last year and what affected its performance?

Oakmark Select Fund R6 returned 23.75% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level the Financials and Real Estate contributed the most to returns, while Energy and Industrials were the worst performing sectors.

  At the equity holdings level, CBRE Group led the positive contributors followed by Capital One Financial and KKR. Charter Communications, APA and Paycom Software were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	S&P 500 Index	Russell 1000 Value Index
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,192	$1,017,200	$1,009,900
3/31/2021	$1,170,972	$1,080,012	$1,123,514
6/30/2021	$1,264,860	$1,172,340	$1,182,049
9/30/2021	$1,308,549	$1,179,164	$1,172,829
12/31/2021	$1,354,479	$1,309,191	$1,263,958
3/31/2022	$1,272,978	$1,248,988	$1,254,604
6/30/2022	$1,064,581	$1,047,887	$1,101,417
9/30/2022	$1,001,871	$996,723	$1,039,518
12/31/2022	$1,049,371	$1,072,086	$1,168,626
3/31/2023	$1,164,717	$1,152,461	$1,180,429
6/30/2023	$1,310,014	$1,253,210	$1,228,472
9/30/2023	$1,311,714	$1,212,188	$1,189,652
12/31/2023	$1,504,477	$1,353,911	$1,302,669
3/31/2024	$1,599,068	$1,496,829	$1,419,779
6/30/2024	$1,501,266	$1,560,950	$1,388,970
9/30/2024	$1,623,251	$1,652,837	$1,519,950

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	23.75%	13.63%
S&P 500 Index	36.35%	14.17%
Russell 1000 Value Index	27.76%	11.69%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,674,153,732
# of Portfolio Holdings	22
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$43,269,266

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

CBRE Group, Inc., Class A	7.6%
Alphabet, Inc., Class A	7.3%
First Citizens BancShares, Inc., Class A	7.0%
IQVIA Holdings, Inc.	6.8%
Deere & Co.	6.5%
Lithia Motors, Inc.	6.2%
Paycom Software, Inc.	5.5%
Salesforce, Inc.	5.0%
Charles Schwab Corp.	4.9%
Capital One Financial Corp.	4.9%

Sector allocation

Financials	30.0%
Communication Services	12.9%
Industrials	12.0%
Health Care	10.7%
Energy	9.4%
Real Estate	7.6%
Consumer Discretionary	6.2%
Information Technology	5.0%
Short Term Investments & Other, Net	6.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6 Class

OAZLX

Oakmark Select Fund

Annual Shareholder Report

September 30, 2024

OAZLX-AR

Investor Class

OAKGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.12%

How did the Fund perform last year and what affected its performance?

Oakmark Global Fund Investor Class returned 17.06% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Energy and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Capital One Financial (U.S.) and Fiserv (U.S.). Kering (France), Charter Communications (U.S.) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	MSCI World Index (Net)
9/30/2014	$10,000	$10,000
12/31/2014	$10,305	$10,101
3/31/2015	$10,524	$10,335
6/30/2015	$10,432	$10,367
9/30/2015	$9,308	$9,491
12/31/2015	$9,853	$10,013
3/31/2016	$9,137	$9,978
6/30/2016	$8,803	$10,078
9/30/2016	$9,581	$10,569
12/31/2016	$10,312	$10,765
3/31/2017	$11,095	$11,451
6/30/2017	$11,572	$11,912
9/30/2017	$12,612	$12,489
12/31/2017	$13,104	$13,176
3/31/2018	$12,768	$13,007
6/30/2018	$12,729	$13,233
9/30/2018	$12,741	$13,892
12/31/2018	$10,619	$12,028
3/31/2019	$11,955	$13,529
6/30/2019	$12,470	$14,071
9/30/2019	$12,425	$14,146
12/31/2019	$13,763	$15,357
3/31/2020	$8,964	$12,124
6/30/2020	$10,839	$14,471
9/30/2020	$11,588	$15,618
12/31/2020	$15,001	$17,799
3/31/2021	$16,658	$18,675
6/30/2021	$17,738	$20,121
9/30/2021	$17,146	$20,119
12/31/2021	$17,822	$21,682
3/31/2022	$16,836	$20,565
6/30/2022	$14,401	$17,236
9/30/2022	$12,732	$16,169
12/31/2022	$14,820	$17,748
3/31/2023	$16,382	$19,121
6/30/2023	$17,081	$20,426
9/30/2023	$16,155	$19,719
12/31/2023	$17,376	$21,970
3/31/2024	$18,132	$23,921
6/30/2024	$17,587	$24,551
9/30/2024	$18,910	$26,114

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	17.06%	8.76%	6.58%
MSCI World Index (Net)	32.43%	13.04%	10.07%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

OAKGX-AR

Advisor Class

OAYGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.93%

How did the Fund perform last year and what affected its performance?

Oakmark Global Fund Advisor returned 17.28% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Energy and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Capital One Financial (U.S.) and Fiserv (U.S.). Kering (France), Charter Communications (U.S.) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$103,123	$102,393
3/31/2017	$110,985	$108,921
6/30/2017	$115,834	$113,307
9/30/2017	$126,231	$118,789
12/31/2017	$131,217	$125,329
3/31/2018	$127,851	$123,724
6/30/2018	$127,494	$125,869
9/30/2018	$127,613	$132,138
12/31/2018	$106,423	$114,411
3/31/2019	$119,868	$128,689
6/30/2019	$125,028	$133,838
9/30/2019	$124,621	$134,553
12/31/2019	$138,118	$146,069
3/31/2020	$89,946	$115,319
6/30/2020	$108,857	$137,643
9/30/2020	$116,384	$148,557
12/31/2020	$150,746	$169,297
3/31/2021	$167,448	$177,630
6/30/2021	$178,394	$191,385
9/30/2021	$172,544	$191,372
12/31/2021	$179,393	$206,233
3/31/2022	$169,562	$195,606
6/30/2022	$145,087	$163,944
9/30/2022	$128,323	$153,800
12/31/2022	$149,452	$168,819
3/31/2023	$165,332	$181,870
6/30/2023	$172,436	$194,291
9/30/2023	$163,190	$187,565
12/31/2023	$175,599	$208,977
3/31/2024	$183,357	$227,535
6/30/2024	$177,894	$233,523
9/30/2024	$191,389	$248,386

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	17.28%	8.96%	8.64%
MSCI World Index (Net)	32.43%	13.04%	12.32%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor

OAYGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

OAYGX-AR

Institutional Class

OANGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.89%

How did the Fund perform last year and what affected its performance?

Oakmark Global Fund Institutional returned 17.33% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Energy and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Capital One Financial (U.S.) and Fiserv (U.S.). Kering (France), Charter Communications (U.S.) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$257,807	$255,982
3/31/2017	$277,461	$272,303
6/30/2017	$289,677	$283,267
9/30/2017	$315,760	$296,974
12/31/2017	$328,290	$313,323
3/31/2018	$319,968	$309,309
6/30/2018	$319,077	$314,673
9/30/2018	$319,473	$330,346
12/31/2018	$266,456	$286,028
3/31/2019	$300,117	$321,723
6/30/2019	$313,151	$334,594
9/30/2019	$312,131	$336,383
12/31/2019	$345,946	$365,172
3/31/2020	$225,407	$288,297
6/30/2020	$272,774	$344,108
9/30/2020	$291,627	$371,391
12/31/2020	$377,764	$423,243
3/31/2021	$419,738	$444,074
6/30/2021	$447,168	$478,464
9/30/2021	$432,507	$478,430
12/31/2021	$449,774	$515,583
3/31/2022	$425,125	$489,015
6/30/2022	$363,763	$409,861
9/30/2022	$321,730	$384,500
12/31/2022	$374,694	$422,048
3/31/2023	$414,522	$454,676
6/30/2023	$432,470	$485,728
9/30/2023	$409,281	$468,913
12/31/2023	$440,443	$522,442
3/31/2024	$459,908	$568,838
6/30/2024	$446,337	$583,807
9/30/2024	$480,196	$620,965

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	17.33%	9.00%	8.69%
MSCI World Index (Net)	32.43%	13.04%	12.32%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional

OANGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

OANGX-AR

R6 Class

OAZGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$93	0.86%

How did the Fund perform last year and what affected its performance?

Oakmark Global Fund R6 returned 17.37% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Energy and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Capital One Financial (U.S.) and Fiserv (U.S.). Kering (France), Charter Communications (U.S.) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,018,164	$1,018,000
3/31/2021	$1,130,975	$1,068,102
6/30/2021	$1,205,226	$1,150,818
9/30/2021	$1,165,711	$1,150,736
12/31/2021	$1,212,122	$1,240,100
3/31/2022	$1,145,676	$1,176,197
6/30/2022	$980,609	$985,812
9/30/2022	$867,650	$924,814
12/31/2022	$1,010,348	$1,015,126
3/31/2023	$1,117,742	$1,093,603
6/30/2023	$1,166,140	$1,168,290
9/30/2023	$1,103,258	$1,127,846
12/31/2023	$1,187,279	$1,256,595
3/31/2024	$1,240,154	$1,368,189
6/30/2024	$1,203,179	$1,404,193
9/30/2024	$1,294,878	$1,493,567

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	17.37%	7.05%
MSCI World Index (Net)	32.43%	11.16%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,174,155,547
# of Portfolio Holdings	47
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$9,325,543

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	4.0%
CNH Industrial NV	3.8%
Mercedes-Benz Group AG	3.5%
Alphabet, Inc., Class A	3.1%
Kering SA	3.1%
IQVIA Holdings, Inc.	3.0%
Centene Corp.	3.0%
Interpublic Group of Cos., Inc.	3.0%
Corebridge Financial, Inc.	2.9%
Capital One Financial Corp.	2.8%

Geographic allocation

United States	54.2%
Germany	10.8%
United Kingdom	8.4%
Switzerland	8.0%
France	5.1%
Netherlands	3.9%
Ireland	3.1%
China	2.0%
South Korea	2.0%
Belgium	1.7%
Other	0.3%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Sector allocation

Financials	28.9%
Health Care	17.1%
Consumer Discretionary	16.7%
Communication Services	9.5%
Industrials	8.0%
Information Technology	5.8%
Consumer Staples	5.0%
Materials	4.0%
Energy	1.7%
Short Term Investments & Other, Net	3.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6

OAZGX

Oakmark Global Fund

Annual Shareholder Report

September 30, 2024

OAZGX-AR

Investor Class

OAKBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	0.85%

How did the Fund perform last year and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 19.78% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Communication Services and Energy were the worst performing sectors.

  At the equity holdings level, Fiserv led the positive contributors followed by Bank of America and KKR. Charter Communications, Warner Bros. Discovery, and BorgWarner were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
9/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$10,375	$10,493	$10,179	$10,367
3/31/2015	$10,469	$10,593	$10,343	$10,502
6/30/2015	$10,476	$10,622	$10,169	$10,448
9/30/2015	$9,747	$9,939	$10,294	$10,094
12/31/2015	$9,898	$10,638	$10,236	$10,499
3/31/2016	$9,974	$10,782	$10,546	$10,720
6/30/2016	$9,933	$11,047	$10,779	$10,974
9/30/2016	$10,463	$11,472	$10,828	$11,248
12/31/2016	$10,984	$11,911	$10,506	$11,371
3/31/2017	$11,439	$12,633	$10,592	$11,821
6/30/2017	$11,634	$13,023	$10,745	$12,108
9/30/2017	$12,063	$13,607	$10,837	$12,473
12/31/2017	$12,572	$14,511	$10,879	$12,987
3/31/2018	$12,369	$14,401	$10,720	$12,861
6/30/2018	$12,397	$14,896	$10,703	$13,117
9/30/2018	$12,701	$16,044	$10,705	$13,719
12/31/2018	$11,525	$13,875	$10,881	$12,682
3/31/2019	$12,537	$15,769	$11,201	$13,863
6/30/2019	$12,970	$16,447	$11,546	$14,412
9/30/2019	$12,992	$16,727	$11,808	$14,694
12/31/2019	$13,750	$18,244	$11,829	$15,497
3/31/2020	$10,721	$14,668	$12,201	$13,811
6/30/2020	$12,289	$17,682	$12,555	$15,650
9/30/2020	$12,875	$19,260	$12,633	$16,533
12/31/2020	$14,944	$21,600	$12,718	$17,779
3/31/2021	$16,476	$22,934	$12,289	$18,190
6/30/2021	$17,466	$24,895	$12,514	$19,252
9/30/2021	$17,535	$25,040	$12,520	$19,329
12/31/2021	$18,165	$27,801	$12,522	$20,599
3/31/2022	$17,486	$26,522	$11,779	$19,555
6/30/2022	$15,377	$22,252	$11,227	$17,281
9/30/2022	$14,757	$21,165	$10,693	$16,460
12/31/2022	$15,818	$22,766	$10,893	$17,347
3/31/2023	$16,334	$24,473	$11,216	$18,331
6/30/2023	$17,205	$26,612	$11,122	$19,222
9/30/2023	$16,882	$25,741	$10,762	$18,599
12/31/2023	$18,561	$28,750	$11,496	$20,410
3/31/2024	$19,474	$31,785	$11,407	$21,623
6/30/2024	$19,047	$33,147	$11,415	$22,185
9/30/2024	$20,221	$35,098	$12,008	$23,429

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	19.78%	9.25%	7.30%
S&P 500 Index	36.35%	15.98%	13.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	8.89%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

OAKBX-AR

Advisor Class

OAYBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$68	0.62%

How did the Fund perform last year and what affected its performance?

Oakmark Equity and Income Fund Advisor returned 20.06% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Communication Services and Energy were the worst performing sectors.

  At the equity holdings level, Fiserv led the positive contributors followed by Bank of America and KKR. Charter Communications, Warner Bros. Discovery, and BorgWarner were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
11/30/2016	$100,000	$100,000	$100,000	$100,000
12/31/2016	$101,535	$101,977	$100,140	$101,240
3/31/2017	$105,772	$108,163	$100,961	$105,239
6/30/2017	$107,608	$111,503	$102,425	$107,796
9/30/2017	$111,645	$116,499	$103,296	$111,052
12/31/2017	$116,396	$124,240	$103,699	$115,627
3/31/2018	$114,552	$123,297	$102,185	$114,505
6/30/2018	$114,878	$127,530	$102,021	$116,784
9/30/2018	$117,698	$137,364	$102,041	$122,145
12/31/2018	$106,853	$118,793	$103,715	$112,910
3/31/2019	$116,318	$135,005	$106,764	$123,422
6/30/2019	$120,334	$140,816	$110,052	$128,310
9/30/2019	$120,533	$143,207	$112,551	$130,825
12/31/2019	$127,614	$156,196	$112,753	$137,968
3/31/2020	$99,570	$125,585	$116,305	$122,957
6/30/2020	$114,135	$151,384	$119,678	$139,335
9/30/2020	$119,614	$164,902	$120,420	$147,193
12/31/2020	$138,899	$184,934	$121,227	$158,292
3/31/2021	$153,193	$196,354	$117,141	$161,948
6/30/2021	$162,540	$213,140	$119,285	$171,406
9/30/2021	$163,266	$214,381	$119,345	$172,092
12/31/2021	$169,175	$238,021	$119,357	$183,398
3/31/2022	$162,949	$227,075	$112,279	$174,100
6/30/2022	$143,433	$190,513	$107,013	$153,852
9/30/2022	$137,701	$181,211	$101,930	$146,544
12/31/2022	$147,688	$194,913	$103,836	$154,443
3/31/2023	$152,612	$209,526	$106,909	$163,200
6/30/2023	$160,854	$227,843	$106,011	$171,131
9/30/2023	$157,939	$220,385	$102,587	$165,586
12/31/2023	$173,742	$246,151	$109,584	$181,715
3/31/2024	$182,446	$272,134	$108,729	$192,508
6/30/2024	$178,549	$283,792	$108,805	$197,514
9/30/2024	$189,622	$300,498	$114,463	$208,594

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	20.06%	9.49%	8.51%
S&P 500 Index	36.35%	15.98%	15.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	9.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor

OAYBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

OAYBX-AR

Institutional Class

OANBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.59%

How did the Fund perform last year and what affected its performance?

Oakmark Equity and Income Fund Institutional returned 20.07% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Communication Services and Energy were the worst performing sectors.

  At the equity holdings level, Fiserv led the positive contributors followed by Bank of America and KKR. Charter Communications, Warner Bros. Discovery, and BorgWarner were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
11/30/2016	$250,000	$250,000	$250,000	$250,000
12/31/2016	$253,837	$254,942	$250,350	$253,100
3/31/2017	$264,431	$270,407	$252,403	$263,097
6/30/2017	$269,102	$278,757	$256,063	$269,491
9/30/2017	$279,112	$291,247	$258,239	$277,629
12/31/2017	$291,031	$310,599	$259,246	$289,068
3/31/2018	$286,511	$308,241	$255,461	$286,264
6/30/2018	$287,234	$318,826	$255,053	$291,960
9/30/2018	$294,376	$343,410	$255,104	$305,361
12/31/2018	$267,301	$296,982	$259,287	$282,276
3/31/2019	$290,977	$337,514	$266,910	$308,556
6/30/2019	$301,124	$352,040	$275,131	$320,775
9/30/2019	$301,721	$358,018	$281,377	$327,062
12/31/2019	$319,429	$390,490	$281,883	$344,919
3/31/2020	$249,231	$313,962	$290,763	$307,392
6/30/2020	$285,799	$378,460	$299,195	$348,337
9/30/2020	$299,512	$412,255	$301,050	$367,983
12/31/2020	$347,896	$462,336	$303,067	$395,729
3/31/2021	$383,810	$490,885	$292,853	$404,870
6/30/2021	$407,223	$532,850	$298,213	$428,515
9/30/2021	$409,041	$535,951	$298,362	$430,229
12/31/2021	$423,856	$595,051	$298,391	$458,495
3/31/2022	$408,259	$567,688	$280,697	$435,249
6/30/2022	$359,362	$476,284	$267,532	$384,630
9/30/2022	$345,002	$453,029	$254,824	$366,360
12/31/2022	$370,020	$487,282	$259,590	$386,107
3/31/2023	$382,358	$523,814	$267,273	$407,999
6/30/2023	$403,006	$569,607	$265,028	$427,828
9/30/2023	$395,830	$550,961	$256,468	$413,966
12/31/2023	$435,403	$615,377	$273,959	$454,286
3/31/2024	$457,115	$680,336	$271,822	$481,271
6/30/2024	$447,377	$709,480	$272,012	$493,784
9/30/2024	$475,293	$751,245	$286,157	$521,485

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	20.07%	9.51%	8.54%
S&P 500 Index	36.35%	15.98%	15.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	9.78%	9.84%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional

OANBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

OANBX-AR

R6 Class

OAZBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$62	0.56%

How did the Fund perform last year and what affected its performance?

Oakmark Equity and Income Fund R6 returned 20.07% for the fiscal year ended September 30, 2024, underperforming its benchmark, the S&P 500 Index, which returned 36.35% over the same period.

  At the equity sector level Financials and Industrials performed the strongest, while Communication Services and Energy were the worst performing sectors.

  At the equity holdings level, Fiserv led the positive contributors followed by Bank of America and KKR. Charter Communications, Warner Bros. Discovery, and BorgWarner were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 / 40% Bloomberg U.S. Aggregate
12/15/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,235	$1,017,200	$1,003,500	$1,011,800
3/31/2021	$1,116,733	$1,080,012	$969,657	$1,035,173
6/30/2021	$1,184,854	$1,172,340	$987,399	$1,095,627
9/30/2021	$1,190,476	$1,179,164	$987,911	$1,100,009
12/31/2021	$1,233,475	$1,309,191	$988,025	$1,172,280
3/31/2022	$1,188,445	$1,248,988	$929,396	$1,112,845
6/30/2022	$1,046,149	$1,047,887	$885,775	$983,421
9/30/2022	$1,004,360	$996,723	$843,679	$936,709
12/31/2022	$1,077,226	$1,072,086	$859,482	$987,197
3/31/2023	$1,113,513	$1,152,461	$884,940	$1,043,171
6/30/2023	$1,173,623	$1,253,210	$877,468	$1,093,870
9/30/2023	$1,152,731	$1,212,188	$849,116	$1,058,428
12/31/2023	$1,267,994	$1,353,911	$907,001	$1,161,519
3/31/2024	$1,331,329	$1,496,829	$899,966	$1,230,513
6/30/2024	$1,303,078	$1,560,950	$900,552	$1,262,507
9/30/2024	$1,384,122	$1,652,837	$947,346	$1,333,333

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	20.07%	8.95%
S&P 500 Index	36.35%	14.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.42%)
60% S&P 500 / 40% Bloomberg U.S. Aggregate	25.98%	7.89%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,545,850,138
# of Portfolio Holdings	259
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$33,797,093

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Notes, 2.875%, due 05/15/32	3.2%
Alphabet, Inc., Class A	3.0%
Fiserv, Inc.	2.6%
Glencore PLC	2.0%
IQVIA Holdings, Inc.	1.9%
Centene Corp.	1.9%
Charles Schwab Corp.	1.8%
Deere & Co.	1.8%
Charter Communications, Inc., Class A	1.7%
American International Group, Inc.	1.7%

Asset allocation

Common Stocks	60.1%
Corporate Bonds	16.5%
Government and Agency Securities	8.0%
Mortgage-Backed Securities	4.3%
Asset Backed Securities	3.8%
Collateralized Mortgage Obligations	3.1%
Bank Loans	2.1%
Short-Term Investments	1.8%
Convertible Bond	0.2%
Preferred Stocks	0.1%
Total	100.0%

Sector allocation

Financials	36.7%
Consumer Discretionary	12.4%
Communication Services	9.3%
Industrials	8.1%
U.S. Government	8.0%
Health Care	7.2%
Materials	4.3%
Energy	4.2%
Consumer Staples	3.8%
Real Estate	2.0%
Information Technology	2.0%
Utilities	0.2%
Short Term Investments & Other, Net	1.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6

OAZBX

Oakmark Equity and Income Fund

Annual Shareholder Report

September 30, 2024

OAZBX-AR

Investor Class

OAKIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.05%

How did the Fund perform last year and what affected its performance?

Oakmark International Fund Investor Class returned 13.32% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Germany contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Materials and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Intesa Sanpaolo (Italy) and Prosus (Netherlands). Worldline (Germany), Kering (France) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,955	$9,631	$9,643
3/31/2015	$10,603	$10,000	$10,114
6/30/2015	$10,483	$10,048	$10,176
9/30/2015	$9,102	$8,986	$9,135
12/31/2015	$9,574	$9,338	$9,566
3/31/2016	$9,291	$9,156	$9,278
6/30/2016	$8,570	$9,060	$9,142
9/30/2016	$9,708	$9,630	$9,730
12/31/2016	$10,331	$9,595	$9,661
3/31/2017	$11,305	$10,248	$10,361
6/30/2017	$12,002	$10,825	$10,995
9/30/2017	$13,094	$11,434	$11,589
12/31/2017	$13,405	$11,917	$12,079
3/31/2018	$13,034	$11,675	$11,895
6/30/2018	$12,378	$11,588	$11,747
9/30/2018	$12,265	$11,739	$11,906
12/31/2018	$10,265	$10,238	$10,413
3/31/2019	$11,193	$11,308	$11,452
6/30/2019	$11,569	$11,737	$11,873
9/30/2019	$11,479	$11,628	$11,746
12/31/2019	$12,750	$12,541	$12,706
3/31/2020	$7,890	$9,624	$9,805
6/30/2020	$9,817	$11,100	$11,264
9/30/2020	$10,174	$11,646	$11,805
12/31/2020	$13,377	$13,492	$13,700
3/31/2021	$14,582	$14,038	$14,176
6/30/2021	$15,207	$14,830	$14,909
9/30/2021	$14,443	$14,733	$14,842
12/31/2021	$14,586	$15,196	$15,241
3/31/2022	$13,319	$14,465	$14,341
6/30/2022	$11,751	$12,345	$12,260
9/30/2022	$10,006	$11,210	$11,112
12/31/2022	$12,303	$13,024	$13,039
3/31/2023	$14,014	$14,068	$14,144
6/30/2023	$14,441	$14,495	$14,561
9/30/2023	$13,447	$13,900	$13,962
12/31/2023	$14,617	$15,361	$15,417
3/31/2024	$14,633	$16,220	$16,308
6/30/2024	$14,007	$16,122	$16,240
9/30/2024	$15,238	$17,373	$17,419

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	13.32%	5.83%	4.30%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	5.68%
MSCI EAFE Index (Net)	24.77%	8.20%	5.71%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

OAKIX-AR

Advisor Class

OAYIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$94	0.88%

How did the Fund perform last year and what affected its performance?

Oakmark International Fund Advisor returned 13.54% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Germany contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Materials and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Intesa Sanpaolo (Italy) and Prosus (Netherlands). Worldline (Germany), Kering (France) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,415	$103,266	$103,420
3/31/2017	$113,206	$110,297	$110,918
6/30/2017	$120,219	$116,507	$117,706
9/30/2017	$131,239	$123,057	$124,062
12/31/2017	$134,365	$128,264	$129,310
3/31/2018	$130,651	$125,649	$127,332
6/30/2018	$124,116	$124,713	$125,753
9/30/2018	$123,035	$126,342	$127,450
12/31/2018	$102,986	$110,191	$111,468
3/31/2019	$112,363	$121,705	$122,593
6/30/2019	$116,143	$126,318	$127,104
9/30/2019	$115,236	$125,143	$125,744
12/31/2019	$128,044	$134,974	$136,017
3/31/2020	$79,263	$103,578	$104,965
6/30/2020	$98,591	$119,469	$120,583
9/30/2020	$102,240	$125,348	$126,371
12/31/2020	$134,457	$145,214	$146,654
3/31/2021	$146,648	$151,084	$151,757
6/30/2021	$153,002	$159,614	$159,603
9/30/2021	$145,408	$158,562	$158,885
12/31/2021	$146,856	$163,546	$163,159
3/31/2022	$134,234	$155,681	$153,516
6/30/2022	$118,417	$132,865	$131,241
9/30/2022	$100,924	$120,648	$118,957
12/31/2022	$124,133	$140,174	$139,584
3/31/2023	$141,433	$151,414	$151,407
6/30/2023	$145,867	$156,003	$155,873
9/30/2023	$135,811	$149,602	$149,467
12/31/2023	$147,746	$165,321	$165,041
3/31/2024	$147,911	$174,566	$174,581
6/30/2024	$141,677	$173,514	$173,848
9/30/2024	$154,201	$186,975	$186,469

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	13.54%	6.00%	5.68%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI EAFE Index (Net)	24.77%	8.20%	8.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor

OAYIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

OAYIX-AR

Institutional Class

OANIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.81%

How did the Fund perform last year and what affected its performance?

Oakmark International Fund Institutional returned 13.62% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Germany contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Materials and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Intesa Sanpaolo (Italy) and Prosus (Netherlands). Worldline (Germany), Kering (France) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$258,538	$258,165	$258,550
3/31/2017	$283,015	$275,742	$277,295
6/30/2017	$300,546	$291,267	$294,265
9/30/2017	$328,097	$307,643	$310,156
12/31/2017	$336,093	$320,659	$323,275
3/31/2018	$326,806	$314,123	$318,329
6/30/2018	$310,583	$311,782	$314,382
9/30/2018	$307,879	$315,854	$318,626
12/31/2018	$257,700	$275,478	$278,670
3/31/2019	$281,150	$304,262	$306,482
6/30/2019	$290,858	$315,796	$317,760
9/30/2019	$288,589	$312,858	$314,360
12/31/2019	$320,644	$337,436	$340,043
3/31/2020	$198,537	$258,946	$262,411
6/30/2020	$247,045	$298,673	$301,458
9/30/2020	$256,309	$313,369	$315,928
12/31/2020	$337,175	$363,035	$366,635
3/31/2021	$367,839	$377,710	$379,394
6/30/2021	$383,753	$399,036	$399,008
9/30/2021	$364,733	$396,405	$397,213
12/31/2021	$368,455	$408,865	$407,898
3/31/2022	$336,787	$389,203	$383,791
6/30/2022	$297,235	$332,163	$328,103
9/30/2022	$253,346	$301,620	$297,392
12/31/2022	$311,535	$350,435	$348,960
3/31/2023	$355,110	$378,535	$378,517
6/30/2023	$366,241	$390,007	$389,684
9/30/2023	$341,128	$374,004	$373,668
12/31/2023	$371,104	$413,303	$412,604
3/31/2024	$371,659	$436,414	$436,452
6/30/2024	$355,994	$433,784	$434,619
9/30/2024	$387,601	$467,439	$466,172

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	13.62%	6.08%	5.76%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI EAFE Index (Net)	24.77%	8.20%	8.28%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional

OANIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

OANIX-AR

R6 Class

OAZIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$80	0.75%

How did the Fund perform last year and what affected its performance?

Oakmark International Fund R6 returned 13.68% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Germany contributed most to returns, while exposure to France and South Korea detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Materials and Communication Services were the worst performing sectors.

  At the equity holdings level, Lloyds Banking Group (U.K.) led the positive contributors followed by Intesa Sanpaolo (Italy) and Prosus (Netherlands). Worldline (Germany), Kering (France) and Bayer (Germany) were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,008,517	$1,019,200	$1,021,500
3/31/2021	$1,100,658	$1,060,399	$1,057,048
6/30/2021	$1,148,664	$1,120,271	$1,111,698
9/30/2021	$1,091,754	$1,112,884	$1,106,695
12/31/2021	$1,103,122	$1,147,867	$1,136,465
3/31/2022	$1,008,344	$1,092,666	$1,069,300
6/30/2022	$889,970	$932,530	$914,145
9/30/2022	$758,618	$846,782	$828,581
12/31/2022	$933,305	$983,827	$972,256
3/31/2023	$1,063,789	$1,062,717	$1,054,607
6/30/2023	$1,097,528	$1,094,924	$1,085,718
9/30/2023	$1,022,327	$1,049,995	$1,041,095
12/31/2023	$1,112,303	$1,160,326	$1,149,577
3/31/2024	$1,113,964	$1,225,208	$1,216,022
6/30/2024	$1,067,030	$1,217,824	$1,210,915
9/30/2024	$1,162,144	$1,312,308	$1,298,827

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	13.68%	4.04%
MSCI World ex U.S. Index Global (Net)	24.98%	7.43%
MSCI EAFE Index (Net)	24.77%	7.14%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$18,334,005,720
# of Portfolio Holdings	75
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$138,858,577

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Bayer AG	3.7%
CNH Industrial NV	3.6%
BNP Paribas SA	3.4%
Continental AG	3.0%
Kering SA	2.8%
Fresenius Medical Care AG	2.7%
Bayerische Motoren Werke AG	2.6%
Lloyds Banking Group PLC	2.5%
Mercedes-Benz Group AG	2.4%
Prudential PLC	2.4%

Geographic allocation

Germany	25.4%
France	16.9%
United Kingdom	15.5%
Switzerland	7.6%
United States	6.9%
Netherlands	6.2%
Sweden	3.3%
South Korea	3.1%
Japan	2.2%
China	2.0%
Other	10.5%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	21.7%
Industrials	21.0%
Financials	19.0%
Health Care	13.4%
Consumer Staples	6.5%
Information Technology	5.6%
Materials	5.0%
Communication Services	4.7%
Short Term Investments & Other, Net	3.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6

OAZIX

Oakmark International Fund

Annual Shareholder Report

September 30, 2024

OAZIX-AR

Investor Class

OAKEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.33%

How did the Fund perform last year and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned 21.48% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Finland contributed most to returns, while exposure to Mexico and Indonesia detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Consumer Staples and Communication Services were the worst performing sectors.

  At the equity holdings level, Konecranes (Finland) led the positive contributors followed by DS Smith (U.K.) and Ansell (Australia). Medmix (Switzerland), TeamViewer (Germany) and JDE Peet’s (Netherlands) were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
9/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,631	$9,662
3/31/2015	$10,631	$10,000	$10,051
6/30/2015	$10,835	$10,048	$10,470
9/30/2015	$9,630	$8,986	$9,629
12/31/2015	$9,807	$9,338	$10,189
3/31/2016	$9,697	$9,156	$10,250
6/30/2016	$9,468	$9,060	$10,119
9/30/2016	$10,271	$9,630	$10,929
12/31/2016	$10,426	$9,595	$10,629
3/31/2017	$11,425	$10,248	$11,438
6/30/2017	$12,461	$10,825	$12,271
9/30/2017	$12,939	$11,434	$13,162
12/31/2017	$13,144	$11,917	$13,929
3/31/2018	$12,700	$11,675	$13,859
6/30/2018	$12,626	$11,588	$13,729
9/30/2018	$12,107	$11,739	$13,612
12/31/2018	$10,025	$10,238	$11,413
3/31/2019	$11,329	$11,308	$12,660
6/30/2019	$11,851	$11,737	$12,883
9/30/2019	$11,755	$11,628	$12,848
12/31/2019	$13,224	$12,541	$14,313
3/31/2020	$8,160	$9,624	$10,249
6/30/2020	$10,176	$11,100	$12,469
9/30/2020	$11,022	$11,646	$13,731
12/31/2020	$13,887	$13,492	$16,141
3/31/2021	$15,490	$14,038	$16,929
6/30/2021	$16,673	$14,830	$17,743
9/30/2021	$16,369	$14,733	$17,871
12/31/2021	$16,542	$15,196	$17,940
3/31/2022	$14,670	$14,465	$16,643
6/30/2022	$12,465	$12,345	$13,658
9/30/2022	$11,070	$11,210	$12,366
12/31/2022	$14,149	$13,024	$14,246
3/31/2023	$15,077	$14,068	$14,957
6/30/2023	$15,656	$14,495	$15,031
9/30/2023	$15,171	$13,900	$14,507
12/31/2023	$16,912	$15,361	$16,045
3/31/2024	$16,998	$16,220	$16,459
6/30/2024	$16,469	$16,122	$16,202
9/30/2024	$18,429	$17,373	$17,896

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	21.48%	9.41%	6.30%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	5.68%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	5.99%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents. On July 24, 2024, the Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

OAKEX-AR

Advisor Class

OAYEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$130	1.17%

How did the Fund perform last year and what affected its performance?

Oakmark International Small Cap Fund Advisor returned 21.72% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Finland contributed most to returns, while exposure to Mexico and Indonesia detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Consumer Staples and Communication Services were the worst performing sectors.

  At the equity holdings level, Konecranes (Finland) led the positive contributors followed by DS Smith (U.K.) and Ansell (Australia). Medmix (Switzerland), TeamViewer (Germany) and JDE Peet’s (Netherlands) were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$100,000	$100,000	$100,000
12/31/2016	$103,178	$103,266	$102,770
3/31/2017	$113,136	$110,297	$110,591
6/30/2017	$123,376	$116,507	$118,642
9/30/2017	$128,107	$123,057	$127,255
12/31/2017	$130,207	$128,264	$134,674
3/31/2018	$125,801	$125,649	$134,001
6/30/2018	$125,140	$124,713	$132,741
9/30/2018	$119,926	$126,342	$131,613
12/31/2018	$99,373	$110,191	$110,344
3/31/2019	$112,283	$121,705	$122,405
6/30/2019	$117,463	$126,318	$124,559
9/30/2019	$116,666	$125,143	$124,223
12/31/2019	$131,226	$134,974	$138,384
3/31/2020	$80,926	$103,578	$99,097
6/30/2020	$100,998	$119,469	$120,561
9/30/2020	$109,475	$125,348	$132,762
12/31/2020	$137,971	$145,214	$156,062
3/31/2021	$153,881	$151,084	$163,678
6/30/2021	$165,712	$159,614	$171,551
9/30/2021	$162,856	$158,562	$172,786
12/31/2021	$164,540	$163,546	$173,460
3/31/2022	$146,009	$155,681	$160,919
6/30/2022	$124,153	$132,865	$132,050
9/30/2022	$110,358	$120,648	$119,558
12/31/2022	$141,017	$140,174	$137,743
3/31/2023	$150,350	$151,414	$144,616
6/30/2023	$156,120	$156,003	$145,325
9/30/2023	$151,368	$149,602	$140,267
12/31/2023	$168,832	$165,321	$155,136
3/31/2024	$169,698	$174,566	$159,138
6/30/2024	$164,503	$173,514	$156,656
9/30/2024	$184,243	$186,975	$173,026

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	21.72%	9.57%	8.11%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	7.25%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents. On July 24, 2024, the Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor

OAYEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

OAYEX-AR

Institutional Class

OANEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.08%

How did the Fund perform last year and what affected its performance?

Oakmark International Small Cap Fund Institutional returned 21.88% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Finland contributed most to returns, while exposure to Mexico and Indonesia detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Consumer Staples and Communication Services were the worst performing sectors.

  At the equity holdings level, Konecranes (Finland) led the positive contributors followed by DS Smith (U.K.) and Ansell (Australia). Medmix (Switzerland), TeamViewer (Germany) and JDE Peet’s (Netherlands) were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
11/30/2016	$250,000	$250,000	$250,000
12/31/2016	$257,945	$258,165	$256,925
3/31/2017	$282,839	$275,742	$276,477
6/30/2017	$308,439	$291,267	$296,605
9/30/2017	$320,445	$307,643	$318,138
12/31/2017	$325,819	$320,659	$336,685
3/31/2018	$314,799	$314,123	$335,002
6/30/2018	$313,146	$311,782	$331,853
9/30/2018	$300,473	$315,854	$329,032
12/31/2018	$249,155	$275,478	$275,861
3/31/2019	$281,401	$304,262	$306,012
6/30/2019	$294,419	$315,796	$311,398
9/30/2019	$292,216	$312,858	$310,557
12/31/2019	$328,914	$337,436	$345,961
3/31/2020	$202,857	$258,946	$247,743
6/30/2020	$253,119	$298,673	$301,404
9/30/2020	$274,430	$313,369	$331,906
12/31/2020	$346,104	$363,035	$390,155
3/31/2021	$386,133	$377,710	$409,195
6/30/2021	$415,899	$399,036	$428,877
9/30/2021	$408,714	$396,405	$431,965
12/31/2021	$413,333	$408,865	$433,649
3/31/2022	$366,663	$389,203	$402,297
6/30/2022	$311,831	$332,163	$330,125
9/30/2022	$277,090	$301,620	$298,895
12/31/2022	$354,342	$350,435	$344,357
3/31/2023	$377,866	$378,535	$361,540
6/30/2023	$392,407	$390,007	$363,312
9/30/2023	$380,432	$374,004	$350,668
12/31/2023	$424,583	$413,303	$387,839
3/31/2024	$426,767	$436,414	$397,845
6/30/2024	$413,881	$433,784	$391,639
9/30/2024	$463,677	$467,439	$432,565

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	21.88%	9.67%	8.20%
MSCI World ex U.S. Index Global (Net)	24.98%	8.36%	8.32%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	6.85%	7.25%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents. On July 24, 2024, the Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional

OANEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

OANEX-AR

R6 Class

OAZEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$118	1.06%

How did the Fund perform last year and what affected its performance?

Oakmark International Small Cap Fund R6 returned 21.85% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index ex US, which returned 24.98% over the same period.

  The Fund’s exposure to the United Kingdom and Finland contributed most to returns, while exposure to Mexico and Indonesia detracted most from returns.

  At the equity sector level the Industrials and Financials performed the strongest, while Consumer Staples and Communication Services were the worst performing sectors.

  At the equity holdings level, Konecranes (Finland) led the positive contributors followed by DS Smith (U.K.) and Ansell (Australia). Medmix (Switzerland), TeamViewer (Germany) and JDE Peet’s (Netherlands) were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/15/2020	$1,000,000	$1,000,000	$1,000,000
12/31/2020	$1,012,005	$1,019,200	$1,033,100
3/31/2021	$1,129,052	$1,060,399	$1,083,515
6/30/2021	$1,216,086	$1,120,271	$1,135,632
9/30/2021	$1,195,078	$1,112,884	$1,143,809
12/31/2021	$1,208,234	$1,147,867	$1,148,270
3/31/2022	$1,072,354	$1,092,666	$1,065,250
6/30/2022	$911,991	$932,530	$874,144
9/30/2022	$810,386	$846,782	$791,450
12/31/2022	$1,036,660	$983,827	$911,830
3/31/2023	$1,105,479	$1,062,717	$957,330
6/30/2023	$1,148,021	$1,094,924	$962,021
9/30/2023	$1,112,986	$1,049,995	$928,542
12/31/2023	$1,242,455	$1,160,326	$1,026,968
3/31/2024	$1,248,846	$1,225,208	$1,053,464
6/30/2024	$1,211,138	$1,217,824	$1,037,030
9/30/2024	$1,356,219	$1,312,308	$1,145,399

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	21.85%	8.37%
MSCI World ex U.S. Index Global (Net)	24.98%	7.43%
MSCI World ex U.S. Small Cap Index (Net)	23.35%	3.64%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents. On July 24, 2024, the Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.

Key Fund statistics

Total Net Assets	$1,667,872,621
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$14,511,112

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

ISS AS	3.3%
Julius Baer Group Ltd.	3.2%
Duerr AG	3.0%
Azimut Holding SpA	2.9%
Atea ASA	2.8%
Lanxess AG	2.8%
BNK Financial Group, Inc.	2.8%
Nexi SpA	2.7%
Metso OYJ	2.5%
St. James's Place PLC	2.5%

Geographic allocation

United Kingdom	16.8%
Switzerland	9.7%
Germany	9.2%
Sweden	8.2%
Japan	7.2%
Italy	7.2%
Finland	6.1%
South Korea	4.6%
Netherlands	3.6%
Australia	3.6%
Other	23.2%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Sector allocation

Industrials	31.9%
Financials	18.0%
Consumer Discretionary	10.0%
Information Technology	9.8%
Consumer Staples	6.6%
Health Care	6.1%
Materials	5.0%
Communication Services	4.8%
Real Estate	4.3%
Short Term Investments & Other, Net	3.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6

OAZEX

Oakmark International Small Cap Fund

Annual Shareholder Report

September 30, 2024

OAZEX-AR

Investor Class

OAKWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	1.13%

How did the Fund perform last year and what affected its performance?

Oakmark Global Select Fund Investor Class returned 19.51% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Industrials and Energy were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Lloyds Banking Group (U.K.) and Fiserv (U.S.). Charter Communications (U.S.), Bayer (Germany) and CNH Industrial (U.S.) were the worst performing equities.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	MSCI World Index (Net)
9/30/2014	$10,000	$10,000
12/31/2014	$10,183	$10,101
3/31/2015	$10,431	$10,335
6/30/2015	$10,558	$10,367
9/30/2015	$9,656	$9,491
12/31/2015	$10,372	$10,013
3/31/2016	$9,976	$9,978
6/30/2016	$9,607	$10,078
9/30/2016	$10,614	$10,569
12/31/2016	$11,402	$10,765
3/31/2017	$12,067	$11,451
6/30/2017	$12,813	$11,912
9/30/2017	$13,416	$12,489
12/31/2017	$13,817	$13,176
3/31/2018	$13,359	$13,007
6/30/2018	$13,065	$13,233
9/30/2018	$13,301	$13,892
12/31/2018	$10,889	$12,028
3/31/2019	$12,273	$13,529
6/30/2019	$12,747	$14,071
9/30/2019	$12,649	$14,146
12/31/2019	$14,133	$15,357
3/31/2020	$9,800	$12,124
6/30/2020	$12,062	$14,471
9/30/2020	$12,839	$15,618
12/31/2020	$15,976	$17,799
3/31/2021	$17,712	$18,675
6/30/2021	$18,931	$20,121
9/30/2021	$18,618	$20,119
12/31/2021	$19,045	$21,682
3/31/2022	$17,689	$20,565
6/30/2022	$14,742	$17,236
9/30/2022	$13,076	$16,169
12/31/2022	$14,766	$17,748
3/31/2023	$16,110	$19,121
6/30/2023	$17,026	$20,426
9/30/2023	$16,698	$19,719
12/31/2023	$18,118	$21,970
3/31/2024	$18,652	$23,921
6/30/2024	$18,338	$24,551
9/30/2024	$19,956	$26,114

Average annual total returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	19.51%	9.55%	7.15%
MSCI World Index (Net)	32.43%	13.04%	10.07%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

OAKWX-AR

Advisor Class

OAYWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$105	0.96%

How did the Fund perform last year and what affected its performance?

Oakmark Global Select Fund Advisor returned 19.73% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Industrials and Energy were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Lloyds Banking Group (U.K.) and Fiserv (U.S.). Charter Communications (U.S.), Bayer (Germany) and CNH Industrial (U.S.) were the worst performing equities.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	MSCI World Index (Net)
11/30/2016	$100,000	$100,000
12/31/2016	$102,563	$102,393
3/31/2017	$108,664	$108,921
6/30/2017	$115,375	$113,307
9/30/2017	$120,866	$118,789
12/31/2017	$124,474	$125,329
3/31/2018	$120,347	$123,724
6/30/2018	$117,767	$125,869
9/30/2018	$119,960	$132,138
12/31/2018	$98,179	$114,411
3/31/2019	$110,748	$128,689
6/30/2019	$114,961	$133,838
9/30/2019	$114,145	$134,553
12/31/2019	$127,581	$146,069
3/31/2020	$88,542	$115,319
6/30/2020	$108,991	$137,643
9/30/2020	$116,014	$148,557
12/31/2020	$144,406	$169,297
3/31/2021	$160,190	$177,630
6/30/2021	$171,288	$191,385
9/30/2021	$168,462	$191,372
12/31/2021	$172,437	$206,233
3/31/2022	$160,217	$195,606
6/30/2022	$133,578	$163,944
9/30/2022	$118,550	$153,800
12/31/2022	$133,985	$168,819
3/31/2023	$146,193	$181,870
6/30/2023	$154,510	$194,291
9/30/2023	$151,611	$187,565
12/31/2023	$164,563	$208,977
3/31/2024	$169,496	$227,535
6/30/2024	$166,721	$233,523
9/30/2024	$181,520	$248,386

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Advisor	19.73%	9.72%	7.91%
MSCI World Index (Net)	32.43%	13.04%	12.32%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor

OAYWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

OAYWX-AR

Institutional Class

OANWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%

How did the Fund perform last year and what affected its performance?

Oakmark Global Select Fund Institutional returned 19.86% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Industrials and Energy were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Lloyds Banking Group (U.K.) and Fiserv (U.S.). Charter Communications (U.S.), Bayer (Germany) and CNH Industrial (U.S.) were the worst performing equities.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	MSCI World Index (Net)
11/30/2016	$250,000	$250,000
12/31/2016	$256,406	$255,982
3/31/2017	$271,660	$272,303
6/30/2017	$288,438	$283,267
9/30/2017	$302,166	$296,974
12/31/2017	$311,300	$313,323
3/31/2018	$301,139	$309,309
6/30/2018	$294,687	$314,673
9/30/2018	$300,171	$330,346
12/31/2018	$245,828	$286,028
3/31/2019	$277,109	$321,723
6/30/2019	$287,820	$334,594
9/30/2019	$285,780	$336,383
12/31/2019	$319,423	$365,172
3/31/2020	$221,682	$288,297
6/30/2020	$273,052	$344,108
9/30/2020	$290,635	$371,391
12/31/2020	$361,935	$423,243
3/31/2021	$401,478	$444,074
6/30/2021	$429,279	$478,464
9/30/2021	$422,372	$478,430
12/31/2021	$432,208	$515,583
3/31/2022	$401,757	$489,015
6/30/2022	$335,147	$409,861
9/30/2022	$297,464	$384,500
12/31/2022	$336,089	$422,048
3/31/2023	$366,921	$454,676
6/30/2023	$387,986	$485,728
9/30/2023	$380,517	$468,913
12/31/2023	$413,101	$522,442
3/31/2024	$425,684	$568,838
6/30/2024	$418,715	$583,807
9/30/2024	$456,076	$620,965

Average annual total returns (%)

Fund	1 Year	5 Years	Since Inception 11/30/16
Institutional	19.86%	9.80%	7.97%
MSCI World Index (Net)	32.43%	13.04%	12.32%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional

OANWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

OANWX-AR

R6 Class

OAZWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$92	0.84%

How did the Fund perform last year and what affected its performance?

Oakmark Global Select Fund R6 returned 19.85% for the fiscal year ended September 30, 2024, underperforming its benchmark, the MSCI World Index, which returned 32.43% over the same period.

  The Fund’s exposure to the United States and United Kingdom contributed most to returns, while exposure to Germany and South Korea detracted most from returns.

  At the equity sector level Financials and Consumer Discretionary performed the strongest, while Industrials and Energy were the worst performing sectors.

  At the equity holdings level, Capital One Financial (U.S.) led the positive contributors followed by Lloyds Banking Group (U.K.) and Fiserv (U.S.). Charter Communications (U.S.), Bayer (Germany) and CNH Industrial (U.S.) were the worst performing equities.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	MSCI World Index (Net)
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,015,012	$1,018,000
3/31/2021	$1,126,392	$1,068,102
6/30/2021	$1,204,358	$1,150,818
9/30/2021	$1,184,988	$1,150,736
12/31/2021	$1,212,878	$1,240,100
3/31/2022	$1,127,464	$1,176,197
6/30/2022	$940,621	$985,812
9/30/2022	$834,921	$924,814
12/31/2022	$943,285	$1,015,126
3/31/2023	$1,029,820	$1,093,603
6/30/2023	$1,089,480	$1,168,290
9/30/2023	$1,069,056	$1,127,846
12/31/2023	$1,160,631	$1,256,595
3/31/2024	$1,195,966	$1,368,189
6/30/2024	$1,176,396	$1,404,193
9/30/2024	$1,281,315	$1,493,567

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	19.85%	6.76%
MSCI World Index (Net)	32.43%	11.16%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,056,148,146
# of Portfolio Holdings	22
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$8,084,174

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

Alphabet, Inc., Class A	5.8%
CNH Industrial NV	5.7%
Fiserv, Inc.	5.6%
IQVIA Holdings, Inc.	5.6%
Bayer AG	5.5%
Intercontinental Exchange, Inc.	5.4%
Capital One Financial Corp.	5.4%
Lloyds Banking Group PLC	5.2%
Centene Corp.	4.9%
Samsung Electronics Co. Ltd. (South Korea)	4.8%

Geographic allocation

United States	59.9%
Germany	9.8%
United Kingdom	9.7%
South Korea	4.8%
Netherlands	4.3%
Switzerland	4.2%
France	3.8%
China	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Financials	28.2%
Health Care	20.2%
Consumer Discretionary	13.7%
Communication Services	10.2%
Consumer Staples	8.4%
Industrials	5.7%
Information Technology	4.8%
Energy	2.7%
Short Term Investments & Other, Net	6.1%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6

OAZWX

Oakmark Global Select Fund

Annual Shareholder Report

September 30, 2024

OAZWX-AR

Investor Class

OAKCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.74%

How did the Fund perform last year and what affected its performance?

Oakmark Bond Fund Investor Class returned 13.49% for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% over the same period.

  The Fund’s overweight allocations to corporate debt and syndicated loans and underweight position to US treasuries contributed to returns relative to the Fund’s benchmark.

  The Fund’s overweight allocation to securitized products detracted from returns relative to the Fund’s benchmark.

  Security selection contributed to returns relative to the Fund’s benchmark.

  The duration positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance

Total return based on $10,000 investment (as of September 30, 2024)

	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/22	$10,000	$10,000
3/31/22	$9,661	$9,611
6/30/22	$9,111	$9,160
9/30/22	$8,857	$8,725
12/31/22	$9,049	$8,888
3/31/23	$9,199	$9,151
6/30/23	$9,222	$9,074
9/30/23	$9,014	$8,781
12/31/23	$9,653	$9,379
3/31/24	$9,686	$9,307
6/30/24	$9,740	$9,313
9/30/24	$10,231	$9,797

Average annual total returns (%)

Fund	1 Year	Since Inception 01/28/22
Investor Class	13.49%	0.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.77%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Investor Class

OAKCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

OAKCX-AR

Advisor Class

OAYCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	0.54%

How did the Fund perform last year and what affected its performance?

Oakmark Bond Fund Advisor returned 13.67% for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% over the same period.

  The Fund’s overweight allocations to corporate debt and syndicated loans and underweight position to US treasuries contributed to returns relative to the Fund’s benchmark.

  The Fund’s overweight allocation to securitized products detracted from returns relative to the Fund’s benchmark.

  Security selection contributed to returns relative to the Fund’s benchmark.

  The duration positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance

Total return based on $100,000 investment (as of September 30, 2024)

	Advisor	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,000
9/30/2020	$102,041	$101,040
12/31/2020	$104,854	$101,716
3/31/2021	$103,596	$98,285
6/30/2021	$105,533	$100,084
9/30/2021	$105,930	$100,136
12/31/2021	$105,864	$100,147
3/31/2022	$100,366	$94,205
6/30/2022	$94,665	$89,783
9/30/2022	$92,043	$85,516
12/31/2022	$94,082	$87,118
3/31/2023	$95,692	$89,698
6/30/2023	$95,981	$88,941
9/30/2023	$93,973	$86,067
12/31/2023	$100,661	$91,935
3/31/2024	$100,924	$91,221
6/30/2024	$101,660	$91,281
9/30/2024	$106,819	$96,024

Average annual total returns (%)

Fund	1 Year	Since Inception 06/10/20
Advisor	13.67%	1.54%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.94%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Advisor Class

OAYCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

OAYCX-AR

Institutional Class

OANCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.52%

How did the Fund perform last year and what affected its performance?

Oakmark Bond Fund Institutional returned 13.84% for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% over the same period.

  The Fund’s overweight allocations to corporate debt and syndicated loans and underweight position to US treasuries contributed to returns relative to the Fund’s benchmark.

  The Fund’s overweight allocation to securitized products detracted from returns relative to the Fund’s benchmark.

  Security selection contributed to returns relative to the Fund’s benchmark.

  The duration positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance

Total return based on $250,000 investment (as of September 30, 2024)

	Institutional	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$250,000
9/30/2020	$255,171	$252,600
12/31/2020	$262,254	$254,290
3/31/2021	$259,425	$245,714
6/30/2021	$264,056	$250,210
9/30/2021	$265,064	$250,339
12/31/2021	$264,909	$250,368
3/31/2022	$251,157	$235,511
6/30/2022	$236,906	$224,458
9/30/2022	$230,352	$213,790
12/31/2022	$235,461	$217,795
3/31/2023	$239,518	$224,246
6/30/2023	$240,253	$222,353
9/30/2023	$234,950	$215,168
12/31/2023	$251,718	$229,836
3/31/2024	$252,684	$228,054
6/30/2024	$254,541	$228,202
9/30/2024	$267,479	$240,060

Average annual total returns (%)

Fund	1 Year	Since Inception 06/10/20
Institutional	13.84%	1.58%
Bloomberg U.S. Aggregate Bond Index	11.57%	(0.94%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

Institutional Class

OANCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

OANCX-AR

R6 Class

OAZCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800-OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.44%

How did the Fund perform last year and what affected its performance?

Oakmark Bond Fund R6 returned 13.96% for the fiscal year ended September 30, 2024, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57% over the same period.

  The Fund’s overweight allocations to corporate debt and syndicated loans and underweight position to US treasuries contributed to returns relative to the Fund’s benchmark.

  The Fund’s overweight allocation to securitized products detracted from returns relative to the Fund’s benchmark.

  Security selection contributed to returns relative to the Fund’s benchmark.

  The duration positioning was a small detractor to returns relative to the Fund’s benchmark.

Fund performance

Total return based on $1,000,000 investment (as of September 30, 2024)

	R6	Bloomberg U.S. Aggregate Bond Index
12/15/2020	$1,000,000	$1,000,000
12/31/2020	$1,005,874	$1,003,500
3/31/2021	$994,321	$969,657
6/30/2021	$1,013,329	$987,399
9/30/2021	$1,017,402	$987,911
12/31/2021	$1,017,017	$988,025
3/31/2022	$964,410	$929,396
6/30/2022	$909,818	$885,775
9/30/2022	$884,826	$843,679
12/31/2022	$904,628	$859,482
3/31/2023	$921,395	$884,940
6/30/2023	$923,381	$877,468
9/30/2023	$903,227	$849,116
12/31/2023	$967,890	$907,001
3/31/2024	$971,948	$899,966
6/30/2024	$979,306	$900,552
9/30/2024	$1,029,284	$947,346

Average annual total returns (%)

Fund	1 Year	Since Inception 12/15/20
R6	13.96%	0.76%
Bloomberg U.S. Aggregate Bond Index	11.57%	(1.42%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$181,380,896
# of Portfolio Holdings	133
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$138,329

What did the Fund invest in? (as a % of total net assets)

Top 10  holdings

U.S. Treasury Bonds, 4.625%, due 05/15/54	3.7%
Federal National Mortgage Association, 2.000%, due 09/01/51	3.2%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.2%
Federal National Mortgage Association, 2.000%, due 02/01/52	3.2%
Federal National Mortgage Association, 2.000%, due 11/01/50	3.1%
U.S. Treasury Notes, 4.125%, due 03/31/31	2.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	2.1%
U.S. Treasury Notes, 4.000%, due 01/31/31	1.7%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Notes, 0.625%, due 08/15/30	1.4%

Asset allocation

Corporate Bonds	38.0%
Government and Agency Securities	24.1%
Mortgage-Backed Securities	9.5%
Bank Loans	8.0%
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	5.2%
Short-Term Investments	3.7%
Convertible Bond	0.4%
Preferred Stocks	0.4%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

R6 Class

OAZCX

Oakmark Bond Fund

Annual Shareholder Report

September 30, 2024

OAZCX-AR

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	Registrant has adopted a code of ethics (the “Code”) that applies to its Principal Executive Officer, Principal Financial Officer and Treasurer.

(b)	No disclosures are required by Item 2(b).

(c)	During the period covered by the report, there were no material amendments made to the Code.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e)	Not applicable.

(f)	A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR. Copies of the Code will also be made available free of charge upon request, by writing or calling The Oakmark Funds, P.O. Box 8510, Boston, MA 02266-8510, 1-800-OAKMARK (1-800-625-6275).

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that each of the following members of the Registrant’s audit committee qualifies as an “audit committee financial expert,” as such term is defined in Item 3(b) of Form N-CSR: Thomas H. Hayden, Hugh T. Hurley, III, Christine M. Maki, Mindy M. Posoff, and Steven S. Rogers. Each of those members of Registrant’s audit committee is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were as follows:

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Audit Fees[1]	$327,550	$317,108
Audit-Related Fees[2]	$0	$0
Tax Fees[3]	$137,835	$127,500
All Other Fees[4]	$191,318	$63,055

During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount for all such services provided constitutes no more than five percent of the total amount of revenues paid by the Registrant to its principal accountant during the fiscal year in which such services are provided; 2) such services were not recognized by management at the time of engagement as non-audit services; and 3) such services are promptly brought to the attention of the Registrant’s audit committee by management and approved prior to the completion of the audit by the audit committee or by one or more members of the audit committee who are members of the board of trustees to whom authority to grant such approvals has been delegated by the audit committee.

No audit-related, tax or non-audit services were approved by waiver pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

1        “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

2        “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements.

3        “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, specifically distribution consultation.

4        “All Other Fees” include amounts for products and services provided by the principal accountant.

The aggregate non-audit fees billed for the fiscal years ended September 30, 2024 and September 30, 2023 by the Registrant’s principal accountant for services rendered to the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $191,318 and $63,055, respectively. These non-audit services provided to the Registrant by the principal accountant related to clerical and ministerial tasks for the filing of tax reclaims in certain European Union countries.

The audit committee of Registrant’s board of trustees has considered whether the provision of non-audit services that were rendered by Registrant’s principal accountant to Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

September 30, 2024

Annual Financial Statements and Other Information

Oakmark Fund

Oakmark Select Fund

Oakmark Global Fund

Oakmark Global Select Fund

Oakmark International Fund

Oakmark International Small Cap Fund

Oakmark Equity and Income Fund

Oakmark Bond Fund

Oakmark Funds

September 30, 2024

Annual Financial Statements and Other Information

Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 95.2%
FINANCIALS - 39.0%
FINANCIAL SERVICES - 23.2%
Fiserv, Inc. (a)	3,986	$716,031
Charles Schwab Corp.	9,687	627,819
Intercontinental Exchange, Inc.	3,875	622,512
Capital One Financial Corp.	3,676	550,408
Bank of New York Mellon Corp.	7,241	520,305
State Street Corp.	5,222	461,964
Nasdaq, Inc.	5,915	431,877
Ally Financial, Inc.	11,959	425,624
Global Payments, Inc.	3,882	397,635
BlackRock, Inc.	275	261,115
Corebridge Financial, Inc.	7,500	218,700
Goldman Sachs Group, Inc.	239	118,331
		5,352,321
BANKS - 10.0%
Citigroup, Inc.	10,643	666,239
Wells Fargo & Co.	10,372	585,914
Bank of America Corp.	11,347	450,265
First Citizens BancShares, Inc., Class A	231	425,076
Truist Financial Corp.	4,160	177,923
		2,305,417
INSURANCE - 5.8%
American International Group, Inc.	8,489	621,620
Willis Towers Watson PLC	1,605	472,721
Reinsurance Group of America, Inc.	1,117	243,368
		1,337,709
		8,995,447
COMMUNICATION SERVICES - 9.7%
MEDIA & ENTERTAINMENT - 9.7%
Alphabet, Inc., Class A	4,357	722,625
Charter Communications, Inc., Class A (a)	1,603	519,570
Comcast Corp., Class A	11,750	490,797
Warner Bros. Discovery, Inc. (a)	30,882	254,772
Liberty Broadband Corp., Class C (a)	2,020	156,126
Walt Disney Co.	914	87,870
		2,231,760
INDUSTRIALS - 9.5%
CAPITAL GOODS - 6.1%
Deere & Co.	1,624	677,623
Fortune Brands Innovations, Inc.	4,593	411,247
Masco Corp.	3,864	324,378
		1,413,248
	Shares	Value
TRANSPORTATION - 1.9%
Delta Air Lines, Inc.	8,449	$429,130
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
Equifax, Inc.	1,195	351,074
		2,193,452
ENERGY - 8.4%
EOG Resources, Inc.	4,373	537,605
ConocoPhillips	5,097	536,654
Phillips 66	4,048	532,057
APA Corp.	13,585	332,285
		1,938,601
HEALTH CARE - 8.4%
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
Centene Corp. (a)	8,122	611,402
Baxter International, Inc.	6,470	245,666
CVS Health Corp.	3,792	238,428
		1,095,496
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.6%
IQVIA Holdings, Inc. (a)	2,611	618,705
Merck & Co., Inc.	1,950	221,442
		840,147
		1,935,643
CONSUMER DISCRETIONARY - 6.2%
AUTOMOBILES & COMPONENTS - 4.7%
General Motors Co.	13,928	624,536
BorgWarner, Inc.	6,620	240,240
Magna International, Inc.	5,240	215,049
		1,079,825
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
Genuine Parts Co.	1,625	226,980
eBay, Inc.	2,053	133,658
		360,638
		1,440,463
CONSUMER STAPLES - 5.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
Kroger Co.	9,625	551,512
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
Kenvue, Inc.	20,684	478,419
FOOD, BEVERAGE & TOBACCO - 0.6%
Altria Group, Inc.	2,958	150,976
		1,180,907
MATERIALS - 3.3%
Corteva, Inc.	9,000	529,116
Celanese Corp.	1,799	244,577
		773,693

Annual Financial Statements and Other Information: Oakmark Funds | 1

Oakmark Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 95.2% (continued)
INFORMATION TECHNOLOGY - 2.9%
SOFTWARE & SERVICES - 2.2%
Salesforce, Inc.	1,870	$511,838
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
TE Connectivity PLC	1,014	153,171
		665,009
REAL ESTATE - 2.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
CBRE Group, Inc., Class A (a)	4,972	618,915
Total common stocks - 95.2% (Cost $16,550,050)		21,973,890
	Par Value	Value
Short-term investments - 4.9%
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $1,019,046, collateralized by United States Treasury Notes, 1.625% - 3.625% due 05/15/26, aggregate value plus accrued interest of $1,039,287 (Cost: $1,018,908)	$1,018,908	1,018,908
U.S. GOVERNMENT BILL - 0.5%
U.S. Treasury Bills, 5.38%, due 10/15/24 (b) (Cost $99,797)	100,000	99,817
Total short-term investments - 4.9% (Cost $1,118,705)		1,118,725
TOTAL INVESTMENTS - 100.1% (COST $17,668,755)		23,092,615
Liabilities In Excess of Other Assets - (0.1)%		(14,770)
TOTAL NET ASSETS - 100.0%		$23,077,845

(a)  Non-income producing security.

(b)  The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

2 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Select Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 93.8%
FINANCIALS - 30.0%
FINANCIAL SERVICES - 20.6%
Charles Schwab Corp.	5,041	$326,703
Capital One Financial Corp.	2,165	324,120
Intercontinental Exchange, Inc.	1,936	310,927
Fiserv, Inc. (a)	1,424	255,896
Ally Financial, Inc.	4,511	160,540
		1,378,186
BANKS - 9.4%
First Citizens BancShares, Inc., Class A	255	468,969
Wells Fargo & Co.	2,794	157,841
		626,810
		2,004,996
COMMUNICATION SERVICES - 12.9%
MEDIA & ENTERTAINMENT - 12.9%
Alphabet, Inc., Class A	2,958	490,637
Warner Bros. Discovery, Inc. (a)	19,057	157,220
Liberty Broadband Corp., Class C (a)	1,399	108,098
Charter Communications, Inc., Class A (a)	320	103,641
		859,596
INDUSTRIALS - 12.0%
CAPITAL GOODS - 6.5%
Deere & Co.	1,043	435,275
COMMERCIAL & PROFESSIONAL SERVICES - 5.5%
Paycom Software, Inc.	2,182	363,456
		798,731
HEALTH CARE - 10.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
IQVIA Holdings, Inc. (a)	1,924	456,025
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
Centene Corp. (a)	3,385	254,823
		710,848
ENERGY - 9.4%
Phillips 66	1,910	251,070
APA Corp.	8,191	200,347
ConocoPhillips	1,648	173,492
		624,909
REAL ESTATE - 7.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.6%
CBRE Group, Inc., Class A (a)	4,087	508,706
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2%
Lithia Motors, Inc.	1,299	$412,614
INFORMATION TECHNOLOGY - 5.0%
SOFTWARE & SERVICES - 5.0%
Salesforce, Inc.	1,227	335,952
Total common stocks - 93.8% (Cost $4,579,485)		6,256,352
	Par Value	Value
Short-term investments - 6.2%
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $416,189, collateralized by a United States Treasury Note, 4.875% due 05/31/26, value plus accrued interest of $424,456 (Cost: $416,133)	$416,133	416,133
Total short-term investments - 6.2% (Cost $416,133)		416,133
TOTAL INVESTMENTS - 100.0% (COST $4,995,618)		6,672,485
Other Assets In Excess of Liabilities (b) - 0.0% (b)		1,669
TOTAL NET ASSETS - 100.0%		$6,674,154

(a)  Non-income producing security.

(b)  Amount rounds to less than 0.1%.

Annual Financial Statements and Other Information: Oakmark Funds | 3

Oakmark Global Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 96.7%
FINANCIALS - 28.9%
FINANCIAL SERVICES - 15.5%
Corebridge Financial, Inc. (United States)	1,160	$33,814
Capital One Financial Corp. (United States)	219	32,836
Julius Baer Group Ltd. (Switzerland)	513	30,876
Fiserv, Inc. (United States) (a)	168	30,217
St. James's Place PLC (United Kingdom)	2,912	28,573
Intercontinental Exchange, Inc. (United States)	162	26,056
		182,372
INSURANCE - 9.1%
Prudential PLC (United Kingdom)	2,950	27,394
Allianz SE (Germany)	83	27,099
Willis Towers Watson PLC (United States)	92	27,038
American International Group, Inc. (United States)	337	24,642
		106,173
BANKS - 4.3%
Bank of America Corp. (United States)	655	25,986
Lloyds Banking Group PLC (United Kingdom)	31,337	24,635
		50,621
		339,166
HEALTH CARE - 17.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.4%
Bayer AG (Germany)	1,387	46,833
IQVIA Holdings, Inc. (United States) (a)	151	35,759
Roche Holding AG (Switzerland)	72	23,052
Novartis AG (Switzerland)	139	15,990
Agilent Technologies, Inc. (United States)	79	11,715
		133,349
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
Centene Corp. (United States) (a)	463	34,855
Envista Holdings Corp. (United States) (a)	1,633	32,260
		67,115
		200,464
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
Alibaba Group Holding Ltd. (China)	1,787	$23,742
Prosus NV (Netherlands)	489	21,359
Amazon.com, Inc. (United States) (a)	69	12,876
Etsy, Inc. (United States) (a)	176	9,790
		67,767
AUTOMOBILES & COMPONENTS - 5.7%
Mercedes-Benz Group AG (Germany)	636	41,071
General Motors Co. (United States)	564	25,289
		66,360
CONSUMER DURABLES & APPAREL - 5.2%
Kering SA (France)	127	36,368
Brunswick Corp. (United States)	300	25,121
		61,489
		195,616
COMMUNICATION SERVICES - 9.5%
MEDIA & ENTERTAINMENT - 9.5%
Alphabet, Inc., Class A (United States)	222	36,835
Interpublic Group of Cos., Inc. (United States)	1,096	34,653
Charter Communications, Inc., Class A (United States) (a)	76	24,500
Liberty Broadband Corp., Class C (United States) (a)	108	8,309
Warner Bros. Discovery, Inc. (United States) (a)	911	7,515
		111,812
INDUSTRIALS - 8.0%
CAPITAL GOODS - 6.3%
CNH Industrial NV (United States)	4,017	44,584
Deere & Co. (United States)	44	18,363
Daimler Truck Holding AG (Germany)	303	11,325
		74,272
TRANSPORTATION - 1.7%
Ryanair Holdings PLC ADR (Ireland) (b)	425	19,195
		93,467
INFORMATION TECHNOLOGY - 5.8%
TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
Samsung Electronics Co. Ltd. (South Korea)	498	23,401
TE Connectivity PLC (Ireland)	119	17,982
		41,383
SOFTWARE & SERVICES - 2.3%
Capgemini SE (France)	110	23,813
TIS, Inc. (Japan)	114	2,899
		26,712
		68,095

4 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Global Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 96.7% (continued)
CONSUMER STAPLES - 5.0%
FOOD, BEVERAGE & TOBACCO - 3.2%
Anheuser-Busch InBev SA (Belgium)	298	$19,697
Diageo PLC (United Kingdom)	528	18,382
		38,079
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Kroger Co. (United States)	359	20,577
		58,656
MATERIALS - 4.0%
Akzo Nobel NV (Netherlands)	342	24,076
Glencore PLC (Switzerland)	4,113	23,521
		47,597
ENERGY - 1.7%
ConocoPhillips (United States)	193	20,330
Total common stocks - 96.7% (Cost $867,993)		1,135,203
	Par Value	Value
Short-term investment - 2.8%
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $33,306, collateralized by a United States Treasury Note, 3.625% due 05/31/26, value plus accrued interest of $33,968 (Cost: $33,302)	$33,302	33,302
Total short-term investments - 2.8% (Cost $33,302)		33,302
TOTAL INVESTMENTS - 99.5% (COST $901,295)		1,168,505
Foreign Currencies (Cost $1) - 0.0% (c)		1
Other Assets In Excess of Liabilities - 0.5%		5,650
TOTAL NET ASSETS - 100.0%		$1,174,156

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Amount rounds to less than 0.1%.

Annual Financial Statements and Other Information: Oakmark Funds | 5

Oakmark Global Select Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 89.1%
FINANCIALS - 28.2%
FINANCIAL SERVICES - 16.4%
Fiserv, Inc. (United States) (a)	326	$58,648
Intercontinental Exchange, Inc. (United States)	357	57,365
Capital One Financial Corp. (United States)	383	57,302
		173,315
BANKS - 7.6%
Lloyds Banking Group PLC (United Kingdom)	69,899	54,950
Bank of America Corp. (United States)	632	25,080
		80,030
INSURANCE - 4.2%
American International Group, Inc. (United States)	606	44,402
		297,747
HEALTH CARE - 20.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.3%
IQVIA Holdings, Inc. (United States) (a)	247	58,626
Bayer AG (Germany)	1,725	58,243
Roche Holding AG (Switzerland)	140	44,794
		161,663
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
Centene Corp. (United States) (a)	687	51,702
		213,365
CONSUMER DISCRETIONARY - 13.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.5%
Prosus NV (Netherlands)	1,037	45,332
Alibaba Group Holding Ltd. (China)	2,563	34,055
Amazon.com, Inc. (United States) (a)	111	20,649
		100,036
AUTOMOBILES & COMPONENTS - 4.2%
Mercedes-Benz Group AG (Germany)	697	45,057
		145,093
COMMUNICATION SERVICES - 10.2%
MEDIA & ENTERTAINMENT - 10.2%
Alphabet, Inc., Class A (United States)	368	61,008
Charter Communications, Inc., Class A (United States) (a)	145	46,920
		107,928
	Shares	Value
CONSUMER STAPLES - 8.4%
HOUSEHOLD & PERSONAL PRODUCTS - 4.5%
Reckitt Benckiser Group PLC (United Kingdom)	782	$47,840
FOOD, BEVERAGE & TOBACCO - 3.9%
Danone SA (France)	558	40,607
		88,447
INDUSTRIALS - 5.7%
CAPITAL GOODS - 5.7%
CNH Industrial NV (United States)	5,459	60,594
ENERGY - 2.7%
ConocoPhillips (United States)	270	28,394
Total common stocks - 89.1% (Cost $739,872)		941,568
Preferred stocks - 4.8%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.8%
Samsung Electronics Co. Ltd. (South Korea)	1,295	50,390
Total preferred stocks - 4.8% (Cost $56,764)		50,390
	Par Value	Value
Short-term investments - 5.8%
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $61,283, collateralized by a United States Treasury Note, 4.875% due 05/31/26, value plus accrued interest of $62,500 (Cost: $61,275)	$61,275	61,275
Total short-term investments - 5.8% (Cost $61,275)		61,275
TOTAL INVESTMENTS - 99.7% (COST $857,911)		1,053,233
Foreign Currencies (Cost $0) (c) - 0.0% (b)		0 (c)
Other Assets In Excess of Liabilities - 0.3%		2,915
TOTAL NET ASSETS - 100.0%		$1,056,148

(a)  Non-income producing security.

(b)  Amount rounds to less than 0.1%.

(c)  Amount rounds to less than $1,000.

6 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 95.3%
CONSUMER DISCRETIONARY - 21.7%
AUTOMOBILES & COMPONENTS - 8.0%
Continental AG (Germany)	8,588	$555,780
Bayerische Motoren Werke AG (Germany)	5,368	473,147
Mercedes-Benz Group AG (Germany)	6,762	436,858
		1,465,785
CONSUMER DURABLES & APPAREL - 6.4%
Kering SA (France)	1,836	524,849
Swatch Group AG (Switzerland)	1,290	276,251
adidas AG (Germany)	698	184,923
Cie Financiere Richemont SA, Class A (Switzerland)	1,117	176,590
		1,162,613
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
Prosus NV (Netherlands)	8,922	389,902
Alibaba Group Holding Ltd. (China)	27,571	366,384
		756,286
CONSUMER SERVICES - 3.2%
Accor SA (France)	6,372	276,638
Amadeus IT Group SA (Spain)	2,844	205,514
Compass Group PLC (United Kingdom)	3,279	104,959
		587,111
		3,971,795
INDUSTRIALS - 21.0%
CAPITAL GOODS - 17.2%
CNH Industrial NV (United States)	59,674	662,379
Airbus SE (France)	2,444	357,033
Daimler Truck Holding AG (Germany)	8,924	334,088
Brenntag SE (Germany)	3,634	270,932
Siemens AG (Germany)	1,325	267,402
SKF AB, Class B (Sweden)	11,679	232,305
Ashtead Group PLC (United Kingdom)	2,634	203,725
Komatsu Ltd. (Japan)	7,381	203,682
Volvo AB, Class B (Sweden)	7,315	193,168
Sandvik AB (Sweden)	7,179	160,381
Smiths Group PLC (United Kingdom)	5,963	133,695
Schindler Holding AG (Switzerland)	334	97,781
Bunzl PLC (United Kingdom)	592	27,961
		3,144,532
TRANSPORTATION - 3.1%
DSV AS (Denmark)	1,522	314,278
Ryanair Holdings PLC ADR (Ireland) (a)	5,733	259,017
		573,295
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
Brambles Ltd. (Australia)	9,444	124,249
		3,842,076
	Shares	Value
FINANCIALS - 19.0%
BANKS - 8.8%
BNP Paribas SA (France)	8,994	$616,198
Lloyds Banking Group PLC (United Kingdom)	581,940	457,479
Intesa Sanpaolo SpA (Italy)	73,248	312,893
Axis Bank Ltd. (India)	8,211	120,726
Bank Mandiri Persero Tbk. PT (Indonesia)	206,416	94,414
		1,601,710
FINANCIAL SERVICES - 6.0%
Edenred SE (France)	10,558	399,814
Schroders PLC (United Kingdom)	72,113	336,667
EXOR NV (Netherlands)	2,364	253,047
Worldline SA (France) (b) (c)	16,081	117,034
		1,106,562
INSURANCE - 4.2%
Prudential PLC (United Kingdom)	46,765	434,281
Allianz SE (Germany)	1,033	339,149
		773,430
		3,481,702
HEALTH CARE - 13.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
Bayer AG (Germany)	20,260	683,905
Eurofins Scientific SE (France)	4,441	281,279
Roche Holding AG (Switzerland)	715	228,636
Novartis AG (Switzerland)	1,532	175,831
		1,369,651
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
Fresenius Medical Care AG (Germany)	11,577	492,134
Fresenius SE & Co. KGaA (Germany) (b)	10,326	393,462
Smith & Nephew PLC (United Kingdom)	13,318	206,186
		1,091,782
		2,461,433
CONSUMER STAPLES - 6.5%
FOOD, BEVERAGE & TOBACCO - 2.8%
Anheuser-Busch InBev SA (Belgium)	2,784	184,026
Danone SA (France)	2,104	153,052
Diageo PLC (United Kingdom)	3,364	117,056
Pernod Ricard SA (France)	449	67,804
		521,938
HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
Reckitt Benckiser Group PLC (United Kingdom)	5,567	340,626
Henkel AG & Co. KGaA (Germany)	1,708	145,199
		485,825

Annual Financial Statements and Other Information: Oakmark Funds | 7

Oakmark International Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 95.3% (continued)
CONSUMER STAPLES - 6.5% (continued)
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
Koninklijke Ahold Delhaize NV (Netherlands)	5,557	$191,955
		1,199,718
MATERIALS - 5.0%
Glencore PLC (Switzerland)	56,793	324,751
Akzo Nobel NV (Netherlands)	4,418	311,277
Smurfit WestRock PLC (United States)	2,053	101,444
Holcim AG (Switzerland)	989	96,448
thyssenkrupp AG (Germany)	20,640	79,840
		913,760
COMMUNICATION SERVICES - 4.7%
MEDIA & ENTERTAINMENT - 3.9%
WPP PLC (United Kingdom)	33,163	338,382
NAVER Corp. (South Korea)	2,152	278,714
Publicis Groupe SA (France)	941	102,840
		719,936
TELECOMMUNICATION SERVICES - 0.8%
Liberty Global Ltd., Class A (United Kingdom) (b)	6,577	138,841
		858,777
INFORMATION TECHNOLOGY - 4.0%
SOFTWARE & SERVICES - 4.0%
Open Text Corp. (Canada)	9,844	327,698
Capgemini SE (France)	1,042	224,998
Fujitsu Ltd. (Japan)	9,327	190,497
		743,193
Total common stocks - 95.3% (Cost $15,979,884)		17,472,454
Preferred stocks - 1.6%
INFORMATION TECHNOLOGY - 1.6%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
Samsung Electronics Co. Ltd. (South Korea)	7,260	282,586
Total preferred stocks - 1.6% (Cost $350,714)		282,586
	Par Value	Value
Short-term investments - 2.7%
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $364,859, collateralized by United States Treasury Notes, 1.625% - 4.875% due 05/15/26 - 05/31/26, aggregate value plus accrued interest of $372,106 (Cost: $364,809)	$364,809	$364,809
COMMERCIAL PAPER - 0.7%
American Honda Finance Corp., 5.02% - 5.54%, due 10/03/24 - 11/13/24 (d)	100,850	100,487
Campbell Soup Co., 144A, 5.62%, due 10/07/24 - 10/09/24 (d) (e)	31,750	31,713
Total commercial paper - 0.7% (Cost $132,216)		132,200
Total short-term investments - 2.7% (Cost $497,025)		497,009
TOTAL INVESTMENTS - 99.6% (COST $16,827,623)		18,252,049
Foreign Currencies (Cost $2) - 0.0% (f)		2
Other Assets In Excess of Liabilities - 0.4%		81,955
TOTAL NET ASSETS - 100.0%		$18,334,006

(a)  Sponsored American Depositary Receipt

(b)  Non-income producing security.

(c)  See Note 6 in the Notes to Financial Statements regarding investments in affiliated issuers.

(d)  The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(f)  Amount rounds to less than 0.1%.

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the year on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2023	Value September 30, 2024	Percent of Net Assets
Valeo (a)	0	$19,766	$195,799	$(240,354)	$169,368	$2,926	$247,019	$0	0.0%
Worldline	16,081	47,291	0	0	(285,944)	0	355,687	117,034	0.6%
TOTAL	16,081	$67,057	$195,799	$(240,354)	$(116,576)	$2,926	$602,706	$117,034	0.6%

(a)  Due to transactions during the year ended September 30, 2024, the company is no longer an affiliate.

8 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Small Cap Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 95.4%
INDUSTRIALS - 31.9%
CAPITAL GOODS - 17.9%
Duerr AG (Germany)	2,014	$49,452
Metso OYJ (Finland)	3,990	42,636
Valmet OYJ (Finland)	1,116	35,734
Travis Perkins PLC (United Kingdom)	2,616	32,391
Howden Joinery Group PLC (United Kingdom)	2,153	26,111
Konecranes OYJ (Finland)	339	25,461
dormakaba Holding AG (Switzerland)	34	25,202
Fluidra SA (Spain)	951	24,867
Babcock International Group PLC (United Kingdom)	2,536	16,027
Azelis Group NV (Belgium)	519	11,379
Sulzer AG (Switzerland)	63	10,265
		299,525
COMMERCIAL & PROFESSIONAL SERVICES - 14.0%
ISS AS (Denmark)	2,735	54,695
Loomis AB (Sweden)	1,178	38,719
Hays PLC (United Kingdom)	29,229	36,264
Pagegroup PLC (United Kingdom)	4,807	24,857
Bravida Holding AB (Sweden)	2,743	20,651
SThree PLC (United Kingdom)	3,534	17,766
Randstad NV (Netherlands)	303	15,042
Adecco Group AG (Switzerland)	400	13,599
Mitie Group PLC (United Kingdom)	7,243	11,445
		233,038
		532,563
FINANCIALS - 18.0%
FINANCIAL SERVICES - 13.4%
Julius Baer Group Ltd. (Switzerland)	894	53,753
Azimut Holding SpA (Italy)	1,854	47,826
Nexi SpA (Italy) (a)	6,710	45,502
St. James's Place PLC (United Kingdom)	4,166	40,881
EFG International AG (Switzerland)	1,531	20,555
Euronext NV (Netherlands)	141	15,263
		223,780
BANKS - 4.6%
BNK Financial Group, Inc. (South Korea)	6,641	45,909
DGB Financial Group, Inc. (South Korea)	4,885	30,219
		76,128
		299,908
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
AUTOMOBILES & COMPONENTS - 5.3%
Dometic Group AB (Sweden)	6,447	$38,339
Pirelli & C SpA (Italy)	4,282	25,976
Autoliv, Inc. (Sweden)	251	23,398
		87,713
CONSUMER SERVICES - 2.4%
Wynn Macau Ltd. (China)	46,701	40,611
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
Fielmann Group AG (Germany)	384	19,844
Wickes Group PLC (United Kingdom)	2,003	4,692
		24,536
CONSUMER DURABLES & APPAREL - 0.8%
Gildan Activewear, Inc. (Canada)	284	13,373
		166,233
INFORMATION TECHNOLOGY - 9.8%
SOFTWARE & SERVICES - 8.4%
Atea ASA (Norway)	3,604	46,588
TeamViewer SE (Germany) (a)	2,927	37,212
TIS, Inc. (Japan)	1,067	27,102
BIPROGY, Inc. (Japan)	588	19,893
Sapiens International Corp. NV (Israel)	266	9,899
		140,694
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
Softwareone Holding AG (Switzerland)	1,332	23,504
		164,198
HEALTH CARE - 6.1%
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
Ansell Ltd. (Australia)	1,582	34,787
ConvaTec Group PLC (United Kingdom)	5,776	17,530
Elekta AB, Class B (Sweden)	2,252	16,053
Medmix AG (Switzerland)	857	10,467
		78,837
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
Grifols SA ADR (Spain) (a) (b)	2,584	22,943
		101,780
CONSUMER STAPLES - 5.5%
FOOD, BEVERAGE & TOBACCO - 2.6%
JDE Peet's NV (Netherlands)	1,463	30,545
Strauss Group Ltd. (Israel)	804	12,781
		43,326

Annual Financial Statements and Other Information: Oakmark Funds | 9

Oakmark International Small Cap Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 95.4% (continued)
CONSUMER STAPLES - 5.5% (continued)
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Sugi Holdings Co. Ltd. (Japan)	1,543	$28,611
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	12,101	19,568
		91,505
MATERIALS - 5.0%
Lanxess AG (Germany)	1,465	46,284
DS Smith PLC (United Kingdom)	4,271	26,366
Essentra PLC (United Kingdom)	5,293	10,814
		83,464
COMMUNICATION SERVICES - 4.8%
MEDIA & ENTERTAINMENT - 3.7%
Megacable Holdings SAB de CV (Mexico)	12,462	25,835
oOh!media Ltd. (Australia)	26,663	24,240
Hakuhodo DY Holdings, Inc. (Japan)	1,388	11,288
		61,363
TELECOMMUNICATION SERVICES - 1.1%
Sarana Menara Nusantara Tbk. PT (Indonesia)	332,473	18,776
		80,139
REAL ESTATE - 4.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Katitas Co. Ltd. (Japan)	2,449	33,919
Colliers International Group, Inc. (Canada)	121	18,363
LSL Property Services PLC (United Kingdom)	3,108	12,342
International Workplace Group PLC (Switzerland)	2,881	6,848
		71,472
Total common stocks - 95.4% (Cost $1,419,894)		1,591,262
Preferred stocks - 1.1%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES - 1.1%
Embotelladora Andina SA (Chile)	5,572	18,773
Total preferred stocks - 1.1% (Cost $16,588)		18,773
	Par Value	Value
Short-term investment - 2.9%
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $48,084, collateralized by a United States Treasury Note, 4.875% due 05/31/26, value plus accrued interest of $49,039 (Cost: $48,078)	$48,078	$48,078
Total short-term investments - 2.9% (Cost $48,078)		48,078
TOTAL INVESTMENTS - 99.4% (COST $1,484,560)		1,658,113
Foreign Currencies (Cost $118) - 0.0% (c)		118
Other Assets In Excess of Liabilities - 0.6%		9,642
TOTAL NET ASSETS - 100.0%		$1,667,873

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Amount rounds to less than 0.1%.

10 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 60.1%
FINANCIALS - 19.3%
FINANCIAL SERVICES - 13.3%
Fiserv, Inc. (a)	946	$169,967
Charles Schwab Corp.	1,823	118,144
Intercontinental Exchange, Inc.	711	114,199
Corebridge Financial, Inc.	3,646	106,322
Capital One Financial Corp.	682	102,116
Nasdaq, Inc.	906	66,162
Ally Financial, Inc.	1,800	64,058
State Street Corp.	568	50,269
LPL Financial Holdings, Inc.	209	48,643
BlackRock, Inc.	33	30,859
		870,739
INSURANCE - 4.4%
American International Group, Inc.	1,562	114,415
Reinsurance Group of America, Inc.	442	96,276
Willis Towers Watson PLC	274	80,760
		291,451
BANKS - 1.6%
Bank of America Corp.	2,631	104,415
		1,266,605
COMMUNICATION SERVICES - 8.9%
MEDIA & ENTERTAINMENT - 8.9%
Alphabet, Inc., Class A	1,175	194,791
Charter Communications, Inc., Class A (a)	353	114,530
Warner Music Group Corp., Class A	2,842	88,954
Comcast Corp., Class A	1,993	83,227
Interpublic Group of Cos., Inc.	1,973	62,403
Warner Bros. Discovery, Inc. (a)	4,554	37,566
		581,471
CONSUMER DISCRETIONARY - 8.8%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
Amazon.com, Inc. (a)	590	110,009
Lithia Motors, Inc.	296	94,117
Genuine Parts Co.	232	32,447
		236,573
AUTOMOBILES & COMPONENTS - 3.2%
BorgWarner, Inc.	2,199	79,813
General Motors Co.	1,494	66,982
Thor Industries, Inc.	534	58,651
		205,446
CONSUMER SERVICES - 1.5%
Wendy's Co.	5,558	97,373
	Shares	Value
CONSUMER DURABLES & APPAREL - 0.5%
Brunswick Corp.	402	$33,670
		573,062
HEALTH CARE - 6.0%
HEALTH CARE EQUIPMENT & SERVICES - 3.4%
Centene Corp. (a)	1,666	125,379
GE HealthCare Technologies, Inc.	565	53,006
Baxter International, Inc.	1,072	40,685
		219,070
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
IQVIA Holdings, Inc. (a)	532	125,997
Merck & Co., Inc.	399	45,288
		171,285
		390,355
INDUSTRIALS - 4.9%
CAPITAL GOODS - 2.4%
Deere & Co.	282	117,687
Masco Corp.	478	40,107
		157,794
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
OPENLANE, Inc. (a)	2,924	49,357
ABM Industries, Inc.	841	44,350
		93,707
TRANSPORTATION - 1.1%
Delta Air Lines, Inc.	1,433	72,797
		324,298
MATERIALS - 4.1%
Glencore PLC	22,886	130,866
Corteva, Inc.	1,906	112,077
Sealed Air Corp.	711	25,802
		268,745
CONSUMER STAPLES - 2.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Kroger Co.	1,377	78,873
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
Kenvue, Inc.	3,207	74,180
FOOD, BEVERAGE & TOBACCO - 0.6%
Keurig Dr. Pepper, Inc.	1,051	39,388
		192,441

Annual Financial Statements and Other Information: Oakmark Funds | 11

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 60.1% (continued)
ENERGY - 2.4%
Phillips 66	569	$74,795
ConocoPhillips	469	49,376
EOG Resources, Inc.	275	33,769
		157,940
INFORMATION TECHNOLOGY - 1.8%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
TE Connectivity PLC	495	74,737
SOFTWARE & SERVICES - 0.6%
Salesforce, Inc.	147	40,098
		114,835
REAL ESTATE - 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Howard Hughes Holdings, Inc. (a)	832	64,392
Seaport Entertainment Group, Inc. (a)	92	2,534
		66,926
Total common stocks - 60.1% (Cost $2,846,582)		3,936,678
Preferred stocks - 0.1%
COMMUNICATION SERVICES - 0.1%
Liberty Broadband Corp., Series A (b), 7.00%	184	4,394
Total preferred stocks - 0.1% (Cost $5,094)		4,394
	Par Value	Value
Fixed income - 38.0%
CORPORATE BONDS - 16.5%
FINANCIALS - 5.9%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 2.45%, due 10/29/26	$12,500	12,004
3.40%, due 10/29/33	10,000	8,848
4.625%, due 09/10/29	4,250	4,252
4.95%, due 09/10/34	2,150	2,138
Ally Financial, Inc. 4.70% (5 yr. CMT + 3.868%) (b) (c)	23,750	20,697
6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,778
4.70% (7 yr. CMT + 3.481%) (b) (c)	2,000	1,634
Apollo Commercial Real Estate Finance, Inc., 144A 4.625%, due 06/15/29 (d)	20,373	18,231
Bank of America Corp. 2.551% (1 day USD SOFR + 1.050%), due 02/04/28 (c)	13,575	13,043
4.45%, due 03/03/26	5,000	5,007
	Par Value	Value
Capital One Financial Corp. 7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (c)	$19,600	$22,276
Charles Schwab Corp. 5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (c)	23,750	25,431
Citigroup, Inc. 7.625% (5 yr. CMT + 3.211%) (b) (c)	14,500	15,491
3.40%, due 05/01/26	15,000	14,803
CNO Financial Group, Inc. 5.25%, due 05/30/25	5,895	5,898
Equitable Financial Life Global Funding, 144A 1.70%, due 11/12/26 (d)	15,000	14,225
First Citizens BancShares, Inc. 3.375% (3 mo. USD Term SOFR + 2.465%), due 03/15/30 (c)	15,000	14,682
Goldman Sachs Group, Inc. 5.727% (1 day USD SOFR + 1.265%), due 04/25/30 (c)	10,125	10,641
5.049% (1 day USD SOFR + 1.210%), due 07/23/30 (c)	8,375	8,593
3.814% (3 mo. USD Term SOFR + 1.420%), due 04/23/29 (c)	7,200	7,059
Independent Bank Group, Inc. 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,420
JPMorgan Chase & Co. 1.47% (1 day USD SOFR + 0.765%), due 09/22/27 (c)	21,000	19,891
4.995% (1 day USD SOFR + 1.125%), due 07/22/30 (c)	10,000	10,282
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (d)	9,000	9,097
LPL Holdings, Inc. 6.75%, due 11/17/28	14,225	15,297
Morgan Stanley 5.042% (1 day USD SOFR + 1.215%), due 07/19/30 (c)	5,000	5,138
Pershing Square Holdings Ltd., 144A 3.25%, due 11/15/30 (d)	14,000	12,312
Reinsurance Group of America, Inc. 3.95%, due 09/15/26	4,905	4,876
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A 4.00%, due 10/15/33 (d)	7,075	6,320
Stifel Financial Corp. 4.00%, due 05/15/30	12,242	11,758
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (c)	9,750	10,365
Wells Fargo & Co. 2.393% (1 day USD SOFR + 2.100%), due 06/02/28 (c)	11,000	10,459
5.707% (1 day USD SOFR + 1.070%), due 04/22/28 (c)	10,000	10,326
5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (c)	1,350	1,415

12 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.0% (continued)
CORPORATE BONDS - 16.5% (continued)
5.198%(1 day USD SOFR + 1.500%), due 01/23/30 (c)	$1,350	$1,392
Willis North America, Inc. 5.90%, due 03/05/54	9,600	10,072
		383,151
INDUSTRIALS - 2.9%
AutoNation, Inc. 3.85%, due 03/01/32	11,750	10,837
Boeing Co., 144A 6.858%, due 05/01/54 (d)	25,000	27,440
Bombardier, Inc., 144A 7.00%, due 06/01/32 (d)	10,000	10,459
Fortune Brands Innovations, Inc. 4.00%, due 06/15/25	13,430	13,350
5.875%, due 06/01/33	10,000	10,732
GXO Logistics, Inc. 6.50%, due 05/06/34	8,200	8,724
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (d)	18,500	16,713
3.75%, due 05/01/29 (d)	9,000	8,531
Howmet Aerospace, Inc. 3.00%, due 01/15/29	5,560	5,272
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 5.75%, due 04/01/33	3,631	3,762
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 144A 6.75%, due 03/15/34 (d)	3,482	3,858
Lennox International, Inc. 1.35%, due 08/01/25	2,000	1,943
MasTec, Inc. 5.90%, due 06/15/29	2,100	2,192
Stanley Black & Decker, Inc. 2.30%, due 03/15/30	31,350	28,023
United Parcel Service, Inc. 5.15%, due 05/22/34	10,000	10,510
Viterra Finance BV, 144A 5.25%, due 04/21/32 (d)	13,150	13,331
2.00%, due 04/21/26 (d)	11,400	10,944
		186,621
CONSUMER DISCRETIONARY - 2.6%
Aptiv PLC/Aptiv Global Financing DAC 5.15%, due 09/13/34	13,750	13,537
AutoNation, Inc. 1.95%, due 08/01/28	4,940	4,455
Brunswick Corp. 2.40%, due 08/18/31	35,813	30,084
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, due 05/01/32	20,000	17,293
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 4.75%, due 03/01/30 (d)	2,980	2,741
5.125%, due 05/01/27 (d)	250	246
	Par Value	Value
Expedia Group, Inc. 4.625%, due 08/01/27	$13,576	$13,682
5.00%, due 02/15/26	4,334	4,357
General Motors Financial Co., Inc. 5.45%, due 09/06/34	10,000	9,969
Lear Corp. 2.60%, due 01/15/32	6,935	5,914
Lithia Motors, Inc., 144A 3.875%, due 06/01/29 (d)	8,540	7,970
4.625%, due 12/15/27 (d)	2,980	2,914
M/I Homes, Inc. 3.95%, due 02/15/30	7,100	6,631
Marriott International, Inc. 4.625%, due 06/15/30	9,400	9,488
MGM Resorts International 4.75%, due 10/15/28	13,875	13,597
Raising Cane's Restaurants LLC, 144A 9.375%, due 05/01/29 (d)	600	650
Tapestry, Inc. 7.85%, due 11/27/33	4,150	4,500
Thor Industries, Inc., 144A 4.00%, due 10/15/29 (d)	17,250	16,065
ZF North America Capital, Inc., 144A 6.75%, due 04/23/30 (d)	8,850	8,925
		173,018
ENERGY - 1.6%
Aker BP ASA, 144A 5.125%, due 10/01/34 (d)	10,000	9,881
Apache Corp. 5.35%, due 07/01/49	10,000	8,668
Cheniere Energy, Inc., 144A 5.65%, due 04/15/34 (d)	850	880
Chesapeake Energy Corp., 144A 5.875%, due 02/01/29 (d)	14,525	14,599
6.75%, due 04/15/29 (d)	8,000	8,150
Hess Midstream Operations LP, 144A 4.25%, due 02/15/30 (d)	20,000	19,097
Occidental Petroleum Corp. 5.20%, due 08/01/29	5,600	5,693
Parsley Energy LLC/Parsley Finance Corp., 144A 4.125%, due 02/15/28 (d)	26,312	25,879
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	10,000	10,768
		103,615
REAL ESTATE - 1.0%
Alexandria Real Estate Equities, Inc. 4.75%, due 04/15/35	9,892	9,768
CBRE Services, Inc. 5.50%, due 04/01/29	10,000	10,428
2.50%, due 04/01/31	10,750	9,388
GLP Capital LP/GLP Financing II, Inc. 4.00%, due 01/15/31	9,425	8,835
5.75%, due 06/01/28	4,975	5,107
5.25%, due 06/01/25	4,975	4,971
5.375%, due 04/15/26	3,925	3,941

Annual Financial Statements and Other Information: Oakmark Funds | 13

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.0% (continued)
CORPORATE BONDS - 16.5% (continued)
Howard Hughes Corp., 144A 4.375%, due 02/01/31 (d)	$4,250	$3,896
RHP Hotel Properties LP/RHP Finance Corp., 144A 4.50%, due 02/15/29 (d)	10,875	10,522
		66,856
CONSUMER STAPLES - 0.9%
Bacardi Ltd./Bacardi-Martini BV, 144A 5.40%, due 06/15/33 (d)	15,000	15,272
Bunge Ltd. Finance Corp. 4.20%, due 09/17/29	2,500	2,494
4.65%, due 09/17/34	2,000	1,996
Dollar General Corp. 5.45%, due 07/05/33	20,000	20,383
Imperial Brands Finance PLC, 144A 6.125%, due 07/27/27 (d)	4,000	4,161
Kroger Co. 5.00%, due 09/15/34	5,350	5,394
Philip Morris International, Inc. 5.25%, due 02/13/34	8,750	9,087
		58,787
HEALTH CARE - 0.7%
CVS Health Corp. 4.78%, due 03/25/38	10,000	9,435
Embecta Corp., 144A 5.00%, due 02/15/30 (d)	18,102	16,667
Humana, Inc. 5.375%, due 04/15/31	10,000	10,358
Icon Investments Six DAC 6.00%, due 05/08/34	10,000	10,639
		47,099
COMMUNICATION SERVICES - 0.3%
Meta Platforms, Inc. 4.75%, due 08/15/34	10,000	10,207
Uber Technologies, Inc. 4.80%, due 09/15/34	8,250	8,238
		18,445
UTILITIES - 0.2%
NRG Energy, Inc., 144A 7.00%, due 03/15/33 (d)	2,400	2,666
Southern Co. 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,308
		15,974
INFORMATION TECHNOLOGY - 0.2%
Apple, Inc. 2.65%, due 02/08/51	6,000	4,126
CDW LLC/CDW Finance Corp. 5.55%, due 08/22/34	10,250	10,487
		14,613
	Par Value	Value
MATERIALS - 0.2%
Glencore Funding LLC, 144A 2.625%, due 09/23/31 (d)	$10,000	$8,761
3.875%, due 10/27/27 (d)	4,950	4,882
		13,643
Total corporate bonds (Cost $1,083,381)		1,081,822
GOVERNMENT AND AGENCY SECURITIES - 8.0%
U.S. GOVERNMENT NOTES - 5.3%
U.S. Treasury Notes 2.875%, due 05/15/32	225,000	212,678
3.50%, due 02/15/33	50,000	49,129
4.00%, due 07/31/29	28,125	28,659
3.75%, due 12/31/28	25,000	25,168
4.375%, due 05/15/34	18,250	19,114
4.125%, due 07/31/31	10,125	10,408
		345,156
U.S. GOVERNMENT BONDS - 2.7%
U.S. Treasury Bonds 2.75%, due 08/15/42	90,000	74,159
3.875%, due 02/15/43	50,000	48,234
3.625%, due 02/15/53	50,000	45,465
4.625%, due 05/15/54	9,000	9,762
		177,620
Total government and agency securities (Cost $518,957)		522,776
MORTGAGE-BACKED SECURITIES - 4.3%
Federal National Mortgage Association, Pool FS3883 4.50%, due 02/01/53	38,561	37,978
Federal Home Loan Mortgage Corp., Pool SD5400 2.00%, due 01/01/52	40,876	34,177
Federal National Mortgage Association, Pool CB4555 4.50%, due 09/01/52	33,862	33,336
Federal National Mortgage Association, Pool MA4047 2.00%, due 06/01/50	39,940	33,323
Federal Home Loan Mortgage Corp., Pool SD4959 2.00%, due 03/01/52	39,566	33,032
Federal National Mortgage Association, Pool FS5803 2.00%, due 09/01/51	35,721	29,632
Federal National Mortgage Association, Pool BW9842 4.50%, due 09/01/52	27,748	27,474
Federal Home Loan Mortgage Corp., Pool RA8038 4.50%, due 10/01/52	19,580	19,284
Federal National Mortgage Association, Pool FS5296 4.50%, due 05/01/53	13,647	13,430

14 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.0% (continued)
MORTGAGE-BACKED SECURITIES - 4.3% (continued)
Federal National Mortgage Association, Pool CB2789 2.00%, due 02/01/52	$15,561	$12,892
Federal Home Loan Mortgage Corp., Pool RA7522 4.50%, due 06/01/52	5,657	5,563
Total mortgage-backed securities - 4.3% (Cost $268,716)		280,121
ASSET BACKED SECURITIES - 3.8%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D, 5.32%, due 12/15/31	22,250	22,522
Santander Drive Auto Receivables Trust, Series 2024-2-Class D, 6.28%, due 08/15/31	11,500	11,996
Ford Credit Auto Owner Trust, Series 2023-B-Class C, 5.71%, due 12/15/30	11,410	11,749
CCG Receivables Trust, Series 2023-1-Class B, 144A, 5.99%, due 09/16/30 (d)	10,000	10,229
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A, 7.80%, due 01/15/30 (d)	9,237	9,817
GM Financial Consumer Automobile Receivables Trust, Series 2023-4-Class C, 6.41%, due 05/16/29	8,750	9,165
CarMax Auto Owner Trust, Series 2023-1-Class D, 6.27%, due 11/15/29	8,500	8,753
CCG Receivables Trust, Series 2023-1-Class C, 144A, 6.28%, due 09/16/30 (d)	8,000	8,207
HPEFS Equipment Trust, Series 2023-2A-Class-C, 144A, 6.48%, due 01/21/31 (d)	8,000	8,183
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	8,000	7,969
Carvana Auto Receivables Trust, Series 2021-N2-Class E, 144A, 2.90%, due 03/10/28 (d)	8,171	7,817
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A, 8.36%, due 11/17/31 (d)	7,250	7,544
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A, 4.88%, due 04/16/29 (d)	7,500	7,327
Carmax Auto Owner Trust, Series 2023-3-Class C, 5.61%, due 02/15/29	6,330	6,487
CarMax Auto Owner Trust, Series 2023-1-Class C, 5.19%, due 01/16/29	6,000	6,079
	Par Value	Value
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (d)	$5,000	$5,181
Carvana Auto Receivables Trust, Series 2023-P2-Class C, 144A, 5.84%, due 07/10/29 (d)	4,982	5,087
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A, 5.94%, due 01/20/43 (d)	4,971	5,006
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2-Class C, 144A, 5.28%, due 05/17/32 (d)	4,800	4,908
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A, 6.97%, due 07/21/31 (d)	4,750	4,904
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A, 5.82%, due 04/20/32 (d)	4,460	4,583
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A, 7.12%, due 09/20/40 (d)	4,435	4,576
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A, 7.30%, due 04/20/40 (d)	4,380	4,508
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A, 6.72%, due 06/10/30 (d)	4,000	4,164
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A, 9.66%, due 02/18/31 (d)	3,750	4,114
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A, 7.48%, due 06/20/41 (d)	4,028	4,093
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class B, 144A, 5.21%, due 03/15/30 (d)	4,000	4,087
CarMax Auto Owner Trust, Series 2023-2-Class C, 5.57%, due 11/15/28	3,750	3,828
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1-Class B, 144A, 5.18%, due 12/16/30 (d)	3,700	3,791
CarMax Auto Owner Trust, Series 2023-2-Class D, 6.55%, due 10/15/29	3,610	3,730
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A, 6.13%, due 04/15/30 (d)	3,200	3,282
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A, 8.42%, due 08/15/31 (d)	3,100	3,260
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (d)	3,000	3,178

Annual Financial Statements and Other Information: Oakmark Funds | 15

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.0% (continued)
ASSET BACKED SECURITIES - 3.8% (continued)
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A, 9.72%, due 04/20/40 (d)	$3,049	$3,149
Carmax Auto Owner Trust, Series 2023-3-Class D, 6.44%, due 12/16/30	3,000	3,107
GreatAmerica Leasing Receivables Funding LLC, Series 2023-1-Class C, 144A, 5.50%, due 03/17/31 (d)	3,000	3,067
Carvana Auto Receivables Trust, Series 2023-P3-Class B, 144A, 5.97%, due 09/10/29 (d)	2,750	2,866
Carvana Auto Receivables Trust, Series 2023-P3-Class C, 144A, 6.09%, due 11/13/29 (d)	2,675	2,779
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A, 8.02%, due 01/20/43 (d)	2,430	2,485
CCG Receivables Trust, Series 2023-2-Class C, 144A, 6.45%, due 04/14/32 (d)	2,033	2,118
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1-Class C, 144A, 5.43%, due 12/15/31 (d)	1,950	1,995
Carvana Auto Receivables Trust, Series 2024-P2-Class N, 144A, 7.03%, due 06/10/31 (d)	1,912	1,913
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,625	1,672
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A, 6.36%, due 06/20/40 (d)	615	619
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A, 9.22%, due 06/20/40 (d)	307	315
Total asset backed securities (Cost $238,479)		246,209
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A 7.139%, due 05/25/55 (c) (d)	15,484	16,878
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A 6.954%, due 12/25/54 (c) (d)	14,970	15,899
Bank, Series 2022-BNK40-Class A4 3.506%, due 03/15/64 (c)	17,000	15,793
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A 7.024%, due 02/25/55 (c) (d)	14,200	15,291
	Par Value	Value
GS Mortgage-Backed Securities Trust, Series 2024-PJ6-Class B1, 144A 6.801%, due 10/25/54 (c) (d)	$13,059	$13,896
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.711%, due 01/25/55 (c) (d)	12,590	13,245
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A 7.197%, due 10/25/54 (c) (d)	10,740	11,697
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA5-Class M1A, 144A 8.23% (30 day USD SOFR Average + 2.950%), due 06/25/42 (c) (d)	11,215	11,531
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.954%, due 12/25/54 (c) (d)	10,909	11,374
GS Mortgage-Backed Securities Trust, Series 2024-PJ5-Class B1, 144A 6.923%, due 09/25/54 (c) (d)	10,363	11,097
JP Morgan Mortgage Trust, Series 2024-2-Class B1, 144A 7.42%, due 08/25/54 (c) (d)	9,993	11,059
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A 6.602%, due 07/27/54 (c) (d)	10,414	10,959
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (c) (d)	8,139	8,246
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A 2.805%, due 12/25/51 (c) (d)	9,836	8,027
JP Morgan Mortgage Trust, Series 2021-14-Class B1, 144A 3.151%, due 05/25/52 (c) (d)	9,455	7,995
JP Morgan Mortgage Trust, Series 2024-2-Class B2, 144A 7.42%, due 08/25/54 (c) (d)	7,253	7,885
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A 2.92%, due 11/25/51 (c) (d)	8,528	6,962
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A 3.304%, due 11/25/52 (c) (d)	4,506	3,830
Bank, Series 2022-BNK40-Class AS 3.506%, due 03/15/64 (c)	3,500	3,131
Total collateralized mortgage obligations - 3.1% (Cost $199,831)		204,795
BANK LOANS - 2.1% (e)
CONSUMER DISCRETIONARY - 1.0%
Peer Holding III BV 2023 USD Term Loan B4 7.854% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (c)	8,856	8,872
Peer Holding III BV 2024 USD Term Loan B5 3.046% (3 mo. USD Term SOFR + 3.000%), due 07/01/31 (c)	5,000	5,008

16 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.0% (continued)
BANK LOANS - 2.1% (e) (continued)
Boost Newco Borrower LLC 2024 USD Term Loan B 7.104% (3 mo. USD Term SOFR + 2.500%), due 01/31/31 (c)	$15,000	$14,994
Wand Newco 3, Inc. 2024 1st Lien Term Loan B 8.095% - 8.105% (1 mo. USD Term SOFR + 3.250%), due 01/30/31 (c)	25,000	24,957
Raising Cane's Restaurants LLC 2024 Term Loan B 7.014% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	10,000	9,994
		63,825
HEALTH CARE - 0.3%
Medline Borrower LP 2024 Term Loan B 7.595% (1 mo. USD Term SOFR + 2.750%), due 10/23/28 (c)	20,104	20,102
		20,102
FINANCIALS - 0.3%
Citadel Securities LP 2024 Term Loan B 7.095% (1 mo. USD Term SOFR + 2.250%), due 07/29/30 (c)	19,727	19,709
INDUSTRIALS - 0.3%
SkyMiles IP Ltd. 2020 Term Loan B 9.032% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (c)	5,581	5,680
Vestis Corp. Term Loan 7.371% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (c)	2,078	2,062
Reynolds Group Holdings, Inc. 2024 Term Loan B3 7.345% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (c)	9,518	9,509
		17,251
ENERGY - 0.2%
ChampionX Corp. 2022 Term Loan B2 7.695% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (c)	16,253	16,274
Total bank loans (Cost $136,939)		137,161
	Shares	Value
CONVERTIBLE BOND - 0.2%
HEALTH CARE - 0.2%
Envista Holdings Corp. 144A, 1.75%, due 08/15/28 (d)	16,440	14,848
Total convertible bond (Cost $14,611)		14,848
Total fixed income - 38.0% (Cost $2,460,914)		2,487,732
	Par Value	Value
Short-term investments - 1.8%
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $117,844, collateralized by a United States Treasury Note, 1.625% due 05/15/26, value plus accrued interest of $120,185 (Cost: $117,828)	$117,828	$117,828
Total short-term investments - 1.8% (Cost $117,828)		117,828
TOTAL INVESTMENTS - 100.0% (COST $5,430,418)		6,546,632
Liabilities In Excess of Other Assets - 0.0% (f)		(782)
NET ASSETS - 100.0%		$6,545,850

(a)  Non-income producing security.

(b)  Security is perpetual and has no stated maturity date.

(c)  Floating Rate Note. Rate shown is as of September 30, 2024.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(e)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(f)  Amount rounds to less than 0.1%.

Abbreviations:

  SOFR: Secured Overnight Financing Rate

Annual Financial Statements and Other Information: Oakmark Funds | 17

Oakmark Bond Fund

September 30, 2024

Schedule of Investments (in thousands)

	Shares	Value
Preferred stocks - 0.4%
COMMUNICATION SERVICES - 0.4%
Liberty Broadband Corp., Series A (a), 7.00%	26	$629
Total preferred stocks - 0.4% (Cost $703)		629
	Par Value	Value
Fixed income - 92.3%
CORPORATE BONDS - 38.0%
FINANCIALS - 8.7%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 4.95%, due 09/10/34	$850	845
4.625%, due 09/10/29	500	500
Ally Financial, Inc. 4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	817
Apollo Commercial Real Estate Finance, Inc., 144A 4.625%, due 06/15/29 (c)	1,000	895
Capital One Financial Corp. 3.95% (5 yr. CMT + 3.157%) (a) (b)	1,000	942
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (b)	600	682
Charles Schwab Corp. 5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (b)	1,350	1,446
Citigroup, Inc. 4.70% (1 day USD SOFR + 3.234%) (a) (b)	1,250	1,243
Independent Bank Group, Inc. 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (b)	500	504
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (c)	1,000	1,011
LPL Holdings, Inc. 6.75%, due 11/17/28	500	538
Morgan Stanley 5.173% (1 day USD SOFR + 1.450%), due 01/16/30 (b)	1,000	1,031
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A 3.875%, due 03/01/31 (c)	750	691
4.00%, due 10/15/33 (c)	500	447
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (b)	1,100	1,169
Wells Fargo & Co. 3.90% (5 yr. CMT + 3.453%) (a) (b)	1,000	972
5.499% (1 day USD SOFR + 1.780%), due 01/23/35 (b)	850	891
5.198% (1 day USD SOFR + 1.500%), due 01/23/30 (b)	850	876
Willis North America, Inc. 5.90%, due 03/05/54	250	262
		15,762
	Par Value	Value
CONSUMER DISCRETIONARY - 7.1%
Amer Sports Co., 144A 6.75%, due 02/16/31 (c)	$500	$513
Aptiv PLC/Aptiv Global Financing DAC 5.15%, due 09/13/34	1,000	984
Brunswick Corp. 2.40%, due 08/18/31	1,600	1,344
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, due 05/01/32	1,000	865
Daimler Truck Finance North America LLC, 144A 5.40%, due 09/20/28 (c)	500	518
General Motors Financial Co., Inc. 5.45%, due 09/06/34	1,250	1,246
Lithia Motors, Inc., 144A 4.375%, due 01/15/31 (c)	1,100	1,024
M/I Homes, Inc. 3.95%, due 02/15/30	850	794
Phinia, Inc., 144A 6.75%, due 04/15/29 (c)	1,000	1,032
Raising Cane's Restaurants LLC, 144A 9.375%, due 05/01/29 (c)	1,000	1,083
Starbucks Corp. 5.00%, due 02/15/34	1,000	1,029
Tapestry, Inc. 7.85%, due 11/27/33	1,250	1,355
ZF North America Capital, Inc., 144A 6.75%, due 04/23/30 (c)	1,000	1,008
		12,795
INDUSTRIALS - 6.4%
AAR Escrow Issuer LLC, 144A 6.75%, due 03/15/29 (c)	250	260
AutoNation, Inc. 3.85%, due 03/01/32	1,350	1,245
Boeing Co. 3.625%, due 02/01/31	200	183
Boeing Co., 144A 6.858%, due 05/01/54 (c)	1,000	1,098
Bombardier, Inc., 144A 7.00%, due 06/01/32 (c)	1,000	1,046
GXO Logistics, Inc. 6.50%, due 05/06/34	1,500	1,596
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (c)	1,000	903
Howmet Aerospace, Inc. 3.00%, due 01/15/29	900	853
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 144A 6.75%, due 03/15/34 (c)	1,254	1,389
MasTec, Inc. 5.90%, due 06/15/29	1,250	1,305
Stanley Black & Decker, Inc. 2.30%, due 03/15/30	500	447
Viterra Finance BV, 144A 2.00%, due 04/21/26 (c)	1,000	960
5.25%, due 04/21/32 (c)	250	254
		11,539

18 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 92.3% (continued)
CORPORATE BONDS - 38.0% (continued)
ENERGY - 4.9%
Aker BP ASA, 144A 5.125%, due 10/01/34 (c)	$1,000	$988
Apache Corp. 5.35%, due 07/01/49	750	650
Cheniere Energy, Inc., 144A 5.65%, due 04/15/34 (c)	1,000	1,035
Chesapeake Energy Corp., 144A 5.875%, due 02/01/29 (c)	1,000	1,005
Hess Midstream Operations LP, 144A 4.25%, due 02/15/30 (c)	1,100	1,050
Noble Finance II LLC, 144A 8.00%, due 04/15/30 (c)	500	516
Occidental Petroleum Corp. 5.20%, due 08/01/29	1,250	1,271
Parsley Energy LLC/Parsley Finance Corp., 144A 4.125%, due 02/15/28 (c)	1,500	1,475
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	900	969
		8,959
CONSUMER STAPLES - 3.4%
Bacardi Ltd./Bacardi-Martini BV, 144A 5.40%, due 06/15/33 (c)	1,250	1,273
Bunge Ltd. Finance Corp. 4.20%, due 09/17/29	500	499
Dollar General Corp. 5.45%, due 07/05/33	1,350	1,376
Imperial Brands Finance PLC, 144A 6.125%, due 07/27/27 (c)	750	780
Kroger Co. 5.00%, due 09/15/34	1,250	1,260
Philip Morris International, Inc. 5.25%, due 02/13/34	1,000	1,038
		6,226
HEALTH CARE - 2.4%
CVS Health Corp. 4.78%, due 03/25/38	1,000	943
Embecta Corp., 144A 5.00%, due 02/15/30 (c)	830	764
Humana, Inc. 5.375%, due 04/15/31	1,000	1,036
Icon Investments Six DAC 6.00%, due 05/08/34	1,000	1,064
Tenet Healthcare Corp. 144A 6.75%, due 05/15/31 (c)	500	521
		4,328
REAL ESTATE - 1.5%
Alexandria Real Estate Equities, Inc. 4.75%, due 04/15/35	1,150	1,136
CBRE Services, Inc. 2.50%, due 04/01/31	1,000	873
5.50%, due 04/01/29	250	261
Howard Hughes Corp., 144A 4.375%, due 02/01/31 (c)	500	458
		2,728
	Par Value	Value
MATERIALS - 1.1%
Celanese U.S. Holdings LLC 6.70%, due 11/15/33	$800	$875
Glencore Funding LLC, 144A 2.625%, due 09/23/31 (c)	1,350	1,183
		2,058
UTILITIES - 1.0%
NRG Energy, Inc., 144A 7.00%, due 03/15/33 (c)	750	833
Southern Co. 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (b)	1,000	968
		1,801
COMMUNICATION SERVICES - 0.8%
Uber Technologies, Inc. 4.80%, due 09/15/34	1,500	1,498
INFORMATION TECHNOLOGY - 0.7%
CDW LLC/CDW Finance Corp. 5.55%, due 08/22/34	1,250	1,279
Total corporate bonds (Cost $67,166)		68,973
GOVERNMENT AND AGENCY SECURITIES - 24.1%
U.S. GOVERNMENT NOTES - 15.5%
U.S. Treasury Notes 4.00%, due 07/31/29	5,700	5,808
4.125%, due 03/31/31	4,000	4,109
4.125%, due 07/31/31	3,700	3,803
4.00%, due 01/31/31	3,000	3,059
4.00%, due 02/15/34	2,950	3,001
0.625%, due 08/15/30	3,000	2,528
4.375%, due 05/15/34	2,400	2,514
3.875%, due 08/15/34	2,400	2,417
1.625%, due 05/15/31	1,000	882
		28,121
U.S. GOVERNMENT BONDS - 8.6%
U.S. Treasury Bonds 4.625%, due 05/15/54	6,250	6,779
4.75%, due 11/15/43	2,000	2,158
3.00%, due 08/15/52	2,500	2,009
4.375%, due 08/15/43	1,500	1,542
3.625%, due 05/15/53	1,500	1,365
4.125%, due 08/15/53	500	498
3.375%, due 08/15/42	500	451
2.00%, due 11/15/41	500	368
2.00%, due 08/15/51	500	322
		15,492
Total government and agency securities (Cost $43,163)		43,613

Annual Financial Statements and Other Information: Oakmark Funds | 19

Oakmark Bond Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 92.3% (continued)
MORTGAGE-BACKED SECURITIES - 9.5%
Federal National Mortgage Association, Pool FS5803 2.00%, due 09/01/51	$7,058	$5,855
Federal National Mortgage Association, Pool CB2789 2.00%, due 02/01/52	6,926	5,738
Federal National Mortgage Association, Pool MA4182 2.00%, due 11/01/50	6,796	5,654
Total mortgage-backed securities - 9.5% (Cost $15,789)		17,247
BANK LOANS - 8.0% (d)
CONSUMER DISCRETIONARY - 3.9%
Peer Holding III BV 2023 USD Term Loan B4 7.854% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (b)	1,493	1,495
Amer Sports Co. USD Term Loan 7.846% (3 mo. USD Term SOFR + 2.750%), due 02/17/31 (b)	998	999
Boost Newco Borrower LLC 2024 USD Term Loan B 7.104% (3 mo. USD Term SOFR + 2.500%), due 01/31/31 (b)	1,500	1,499
Wand Newco 3, Inc. 2024 1st Lien Term Loan B 8.095% - 8.105% (1 mo. USD Term SOFR + 3.250%), due 01/30/31 (b)	1,500	1,498
Raising Cane's Restaurants LLC 2024 Term Loan B 7.014% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (b)	1,500	1,499
		6,990
INDUSTRIALS - 1.7%
Vestis Corp. Term Loan 7.371% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (b)	1,247	1,237
Reynolds Group Holdings, Inc. 2024 Term Loan B3 7.345% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (b)	1,417	1,416
SkyMiles IP Ltd. 2020 Term Loan B 9.032% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (b)	399	406
		3,059
HEALTH CARE - 1.0%
Medline Borrower LP 2024 Term Loan B 7.595% (1 mo. USD Term SOFR + 2.750%), due 10/23/28 (b)	1,346	1,346
Owens & Minor, Inc. 2022 Term Loan B 8.695% (1 mo. USD Term SOFR + 3.750%), due 03/29/29 (b)	427	426
		1,772
	Par Value	Value
FINANCIALS - 0.9%
Citadel Securities LP 2024 Term Loan B 7.095% (1 mo. USD Term SOFR + 2.250%), due 07/29/30 (b)	$1,723	$1,722
ENERGY - 0.5%
ChampionX Corp. 2022 Term Loan B2 7.695% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (b)	985	986
Total bank loans (Cost $14,476)		14,529
ASSET BACKED SECURITIES - 7.1%
Santander Drive Auto Receivables Trust, Series 2024-2-Class D, 6.28%, due 08/15/31	1,500	1,565
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	1,320	1,315
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (c)	1,000	1,036
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,000	1,029
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A, 5.82%, due 04/20/32 (c)	1,000	1,028
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2-Class C, 144A, 5.28%, due 05/17/32 (c)	1,000	1,023
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (c)	750	794
HPEFS Equipment Trust, Series 2024-1A-Class D, 144A, 5.82%, due 11/20/31 (c)	650	665
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A, 7.48%, due 06/20/41 (c)	582	591
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A, 9.66%, due 02/18/31 (c)	500	548
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A, 9.72%, due 04/20/40 (c)	527	544
CCG Receivables Trust, Series 2023-2-Class C, 144A, 6.45%, due 04/14/32 (c)	500	521
Carmax Auto Owner Trust, Series 2023-3-Class D, 6.44%, due 12/16/30	500	518
CarMax Auto Owner Trust , Series 2023-2-Class D, 6.55%, due 10/15/29	500	517
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A, 6.97%, due 07/21/31 (c)	500	516

20 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

September 30, 2024

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 92.3% (continued)
ASSET BACKED SECURITIES - 7.1% (continued)
Santander Drive Auto Receivables Trust, Series 2024-4-Class D, 5.32%, due 12/15/31	$500	$506
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A, 9.22%, due 06/20/40 (c)	231	236
Total asset backed securities (Cost $12,529)		12,952
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Bank, Series 2022-BNK40-Class A4 3.506%, due 03/15/64 (b)	2,400	2,230
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A 7.197%, due 10/25/54 (b) (c)	1,990	2,167
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.954%, due 12/25/54 (b) (c)	1,996	2,081
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (b) (c)	2,000	2,026
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.711%, due 01/25/55 (b) (c)	793	834
Total collateralized mortgage obligations - 5.2% (Cost $9,132)		9,338
	Shares	Value
CONVERTIBLE BOND - 0.4%
HEALTH CARE - 0.4%
Envista Holdings Corp., 144A, 1.75%, due 08/15/28 (c)	850	768
Total convertible bond (Cost $760)		768
Total fixed income - 92.3% (Cost $163,015)		167,420
	Par Value	Value
Short-term investments - 3.7%
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp. Repurchase Agreement, 4.88% dated 09/30/24 due 10/01/24, repurchase price $6,751, collateralized by a United States Treasury Note, 1.625% due 05/15/26, value plus accrued interest of $6,885 (Cost: $6,750)	$6,750	6,750
Total short-term investments - 3.7% (Cost $6,750)		6,750
TOTAL INVESTMENTS - 96.4% (COST $170,468)		174,799
Other Assets In Excess of Liabilities - 3.6%		6,582
NET ASSETS - 100.0%		$181,381

(a)  Security is perpetual and has no stated maturity date.

(b)  Floating Rate Note. Rate shown is as of September 30, 2024.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(d)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

  SOFR: Secured Overnight Financing Rate

Annual Financial Statements and Other Information: Oakmark Funds | 21

Oakmark Funds

September 30, 2024

Statements of Assets and Liabilities (in thousands except per share amounts)

	Oakmark Fund	Oakmark Select Fund	Oakmark Global Fund
Assets
Investments in unaffiliated securities, at value (a)	$23,092,615	$6,672,485	$1,168,505
Cash	431	0	10
Foreign currency, at value (c)	0	0	1
Receivable for:
Securities sold	0	0	4,806
Fund shares sold	16,952	5,118	333
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	12,147	2,059	619
Tax reclaim from unaffiliated securities	0	0	2,710
Total receivables	29,099	7,177	8,468
Other assets	19	3	0	(b)
Total assets	$23,122,164	$6,679,665	$1,176,984
Liabilities and net assets
Payable for:
Securities purchased	9,811	0	1,360
Fund shares redeemed	24,582	2,118	400
Investment advisory fee	1,869	641	128
Other shareholder servicing fees	1,774	896	70
Transfer and dividend disbursing agent fees	172	85	38
Trustee fees (benefit)	(2)	(1)	0	(b)
Deferred trustee compensation	2,077	895	534
Other	4,036	877	298
Total liabilities	44,319	5,511	2,828
Net assets applicable to Fund shares outstanding	$23,077,845	$6,674,154	$1,174,156
Analysis of net assets
Paid in capital	$17,752,954	$5,438,059	$904,344
Distributable earnings	5,324,891	1,236,095	269,812
Net assets applicable to Fund shares outstanding	$23,077,845	$6,674,154	$1,174,156
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$150.72	$75.82	$35.01
Investor Class—Net assets	$10,076,819	$1,759,978	$584,811
Investor Class—Shares outstanding (Unlimited shares authorized)	66,858	23,214	16,702
Net asset value, offering and redemption price per share: Advisor Class	$150.88	$75.71	$35.03
Advisor Class—Net assets	$2,790,131	$3,539,680	$139,916
Advisor Class—Shares outstanding (Unlimited shares authorized)	18,492	46,751	3,994
Net asset value, offering and redemption price per share: Institutional Class	$150.92	$75.84	$35.03
Institutional Class—Net assets	$7,362,519	$751,612	$328,450
Institutional Class—Shares outstanding (Unlimited shares authorized)	48,783	9,911	9,375
Net asset value, offering and redemption price per share: R6 Class	$150.99	$75.85	$35.02	(d)
R6 Class—Net assets	2,848,376	622,884	120,979
R6 Class—Shares outstanding (Unlimited shares authorized)	18,865	8,212	3,454
(a) Identified cost of investments in unaffiliated securities.	$17,668,755	$4,995,618	$901,295
(b) Amount rounds to less than $1,000.
(c) Identified cost of foreign currency.	$0	$0	$1
(d) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2024.

See accompanying Notes to Financial Statements.

22 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

September 30, 2024

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Global Select Fund		Oakmark International Fund	Oakmark International Small Cap Fund
Assets
Investments in unaffiliated securities, at value (a)	$1,053,233		$18,135,015	$1,658,113
Investments in affiliated securities, at value	0		117,034 (b)	0
Cash	1		2,417	0	(d)
Foreign currency, at value (c)	0	(d)	2	118
Receivable for:
Securities sold	3,767		119,621	5,455
Fund shares sold	139		17,179	1,242
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	307		13,145	3,817
Tax reclaim from unaffiliated securities	2,105		51,178	5,457
Total receivables	6,318		201,123	15,971
Other assets	0	(d)	3	0	(d)
Total assets	$1,059,552		$18,455,594	$1,674,202
Liabilities and net assets
Payable for:
Securities purchased	0		39,064	4,360
Fund shares redeemed	2,463		68,031	773
Investment advisory fee	111		1,840	224
Other shareholder servicing fees	89		1,484	101
Transfer and dividend disbursing agent fees	14		77	17
Trustee fees (benefit)	0	(d)	(2)	0	(d)
Deferred trustee compensation	441		2,935	517
Other	286		8,159	337
Total liabilities	3,404		121,588	6,329
Net assets applicable to Fund shares outstanding	$1,056,148		$18,334,006	$1,667,873
Analysis of net assets
Paid in capital	$904,535		$19,231,664	$1,443,978
Distributable earnings	151,613		(897,658)	223,895
Net assets applicable to Fund shares outstanding	$1,056,148		$18,334,006	$1,667,873
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$23.57		$27.98	$21.25
Investor Class—Net assets	$335,079		$5,056,109	$378,016
Investor Class—Shares outstanding (Unlimited shares authorized)	14,219		180,698	17,786
Net asset value, offering and redemption price per share: Advisor Class	$23.56		$27.95	$21.28
Advisor Class—Net assets	$133,840		$2,304,784	$176,984
Advisor Class—Shares outstanding (Unlimited shares authorized)	5,682		82,461	8,318
Net asset value, offering and redemption price per share: Institutional Class	$23.56		$27.96	$21.23
Institutional Class—Net assets	$453,208		$8,074,065	$642,460
Institutional Class—Shares outstanding (Unlimited shares authorized)	19,235		288,769	30,268
Net asset value, offering and redemption price per share: R6 Class	$23.58		$27.98	$21.22	(e)
R6 Class—Net assets	134,021		2,899,048	470,413
R6 Class—Shares outstanding (Unlimited shares authorized)	5,684		103,618	22,163
(a) Identified cost of investments in unaffiliated securities.	$857,911		$16,010,095	$1,484,560
(b) Identified cost of investments in affiliated securities.	0		817,528	0
(c) Identified cost of foreign currency.	$0	(d)	$2	$118
(d) Amount rounds to less than $1,000.
(e) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2024.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 23

Oakmark Funds

September 30, 2024

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Equity and Income Fund		Oakmark Bond Fund
Assets
Investments in unaffiliated securities, at value (a)	$6,546,632		$174,799
Cash	6		1
Foreign currency, at value (b)	0		0
Receivable for:
Securities sold	554		84
Fund shares sold	1,116		6,406
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	23,191		1,444
Tax reclaim from unaffiliated securities	1,836		0
Total receivables	26,697		7,934
Other assets	0	(c)	0	(c)
Total assets	$6,573,335		$182,734
Liabilities and net assets
Payable for:
Securities purchased	17,977		997
Fund shares redeemed	4,735		57
Investment advisory fee	472		28
Other shareholder servicing fees	575		3
Transfer and dividend disbursing agent fees	100		1
Trustee fees	0	(c)	0	(c)
Deferred trustee compensation	1,823		143
Other	1,803		124
Total liabilities	27,485		1,353
Net assets applicable to Fund shares outstanding	$6,545,850		$181,381
Analysis of net assets
Paid in capital	$5,573,187		$186,843
Distributable earnings	972,663		(5,462)
Net assets applicable to Fund shares outstanding	$6,545,850		$181,381
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$36.20		$9.11
Investor Class—Net assets	$4,451,396		$43,009
Investor Class—Shares outstanding (Unlimited shares authorized)	122,956		4,719
Net asset value, offering and redemption price per share: Advisor Class	$36.16	(d)	$9.13
Advisor Class—Net assets	$592,896		$20,157
Advisor Class—Shares outstanding (Unlimited shares authorized)	16,394		2,207
Net asset value, offering and redemption price per share: Institutional Class	$36.16		$9.13
Institutional Class—Net assets	$1,195,454		$15,064
Institutional Class—Shares outstanding (Unlimited shares authorized)	33,064		1,650
Net asset value, offering and redemption price per share: R6 Class	$36.15		$9.13
R6 Class—Net assets	306,104		103,151
R6 Class—Shares outstanding (Unlimited shares authorized)	8,467		11,299
(a) Identified cost of investments in unaffiliated securities.	$5,430,418		$170,468
(b) Identified cost of foreign currency.	$0		$0
(c) Amount rounds to less than $1,000.
(d) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2024.

See accompanying Notes to Financial Statements.

24 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2024 (in thousands)

	Oakmark Fund	Oakmark Select Fund	Oakmark Global Fund
Investment Income:
Dividends from unaffiliated securities	$367,503	$60,541	$28,165
Interest income from unaffiliated securities	73,741	26,449	2,095
Security lending income	0	0	0
Other income	6,674	6,419	90
Foreign taxes withheld	(1,005)	0	(1,447)
Total investment income	446,913	93,409	28,903
Expenses:
Investment advisory fee	123,116	43,269	9,326
Transfer and dividend disbursing agent fees	844	409	178
Other shareholder servicing fees—Investor Class	5,472	1,036	308
Other shareholder servicing fees—Advisor Class	1,880	4,124	79
Other shareholder servicing fees—Institutional Class	2,882	205	103
Service fee—Investor Class	19,118	3,142	1,019
Reports to shareholders	769	405	61
Custody and accounting fees	381	146	77
Registration and blue sky expenses	365	163	70
Trustees fees	996	416	226
Legal fees	391	139	56
Audit and tax services fees	67	65	69
Other	602	266	145
Total expenses	156,883	53,785	11,717
Net expenses	156,883	53,785	11,717
Net investment income	$290,030	$39,624	$17,186
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(31,620)	(239,376)	(7,604)
Unaffiliated in-kind transactions	2,105,229	849,614	120,380
Foreign currency transactions	0	0	11
Purchased options	(29,001)	976	1,190
Written options	39,185	27,510	894
Net realized gain	2,083,793	638,724	114,871
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,644,139	598,914	55,363
Securities sold short	1,017	0	33
Foreign currency translation	0	0	162
Written options	(10,343)	0	0
Net change in unrealized appreciation (depreciation)	2,634,813	598,914	55,558
Net realized and unrealized gain	4,718,606	1,237,638	170,429
Net increase (decrease) in net assets resulting from operations	$5,008,636	$1,277,262	$187,615

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 25

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2024 (in thousands) (continued)

	Oakmark Global Select Fund	Oakmark International Fund	Oakmark International Small Cap Fund
Investment Income:
Dividends from unaffiliated securities	$21,945	$593,538	$44,893
Dividends from affiliated securities	0	2,926	0
Interest income from unaffiliated securities	2,269	30,190	2,615
Security lending income	0	4	0
Other income	38	390	4
Reclaim Income	0	26,201	1,818
Foreign taxes withheld	(1,080)	(43,363)	(4,286)
Total investment income	23,172	609,886	45,044
Expenses:
Investment advisory fee	8,084	138,859	14,511
Transfer and dividend disbursing agent fees	66	400	80
Other shareholder servicing fees—Investor Class	202	3,708	245
Other shareholder servicing fees—Advisor Class	160	3,083	197
Other shareholder servicing fees—Institutional Class	265	4,311	191
Service fee—Investor Class	696	12,075	734
Reports to shareholders	33	1,462	75
Custody and accounting fees	102	1,372	233
Registration and blue sky expenses	69	168	93
Trustees fees	208	1,090	231
Legal fees	54	323	65
Audit and tax services fees	116	109	130
Other	145	604	150
Total expenses	10,200	167,564	16,935
Net expenses	10,200	167,564	16,935
Net investment income	$12,972	$442,322	$28,109
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	4,098	1,528,910 (a)	99,218
Affiliated investments	0	(240,354)	0
Unaffiliated in-kind transactions	153,676	0	0
Foreign currency transactions	(256)	(3,319)	142
Purchased options	926	0	2,626
Written options	871	0	2,119
Net realized gain	159,315	1,285,237	104,105
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	19,274	784,761 (b)	155,337
Affiliated investments	0	(116,576)	0
Securities sold short	67	0	0
Foreign currency translation	127	3,040	196
Net change in unrealized appreciation (depreciation)	19,468	671,225	155,533
Net realized and unrealized gain	178,783	1,956,462	259,638
Net increase (decrease) in net assets resulting from operations	$191,755	$2,398,784	$287,747

(a)  Net of capital gain withholding taxes of $4,601 (in thousands) for the Oakmark International Fund.

(b)  Includes net change in capital gain withholding taxes of $(479) (in thousands) for the Oakmark International Fund.

See accompanying Notes to Financial Statements.

26 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2024 (in thousands) (continued)

	Oakmark Equity and Income Fund	Oakmark Bond Fund
Investment Income:
Dividends from unaffiliated securities	$68,349	$93
Interest income from unaffiliated securities	131,438	7,832
Security lending income	0	0
Other income	1,121	0
Total investment income	200,908	7,925
Expenses:
Investment advisory fee	33,797	556
Transfer and dividend disbursing agent fees	483	6
Other shareholder servicing fees—Investor Class	3,116	6
Other shareholder servicing fees—Advisor Class	292	7
Other shareholder servicing fees—Institutional Class	362	7
Service fee—Investor Class	9,494	51
Reports to shareholders	171	6
Custody and accounting fees	206	111
Registration and blue sky expenses	104	70
Trustees fees	564	139
Legal fees	132	41
Audit and tax services fees	65	64
Other	279	65
Total expenses	49,065	1,129
Advisory fee waiver / Expense Reimbursement from Advisor	0	(418)
Net expenses	49,065	711
Net investment income	$151,843	$7,214
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(10,494)	(1,906)
Unaffiliated in-kind transactions	519,995	0
Foreign currency transactions	(19)	0
Written options	1,470	(183)
Net realized gain (loss)	510,952	(2,089)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	487,182	12,955
Securities sold short	241	0
Written options	0	59
Net change in unrealized appreciation (depreciation)	487,423	13,014
Net realized and unrealized gain	998,375	10,925
Net increase (decrease) in net assets resulting from operations	$1,150,218	$18,139

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 27

Oakmark Funds

Statements of Changes in Net Assets (in thousands)

	Oakmark Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$290,030	$189,598
Net realized gain (loss)	2,083,793	2,433,754
Net change in unrealized appreciation (depreciation)	2,634,813	1,118,883
Net increase (decrease) in net assets from operations	5,008,636	3,742,235
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(89,755)	(61,712)
Distributions to shareholders—Advisor Class	(27,077)	(28,474)
Distributions to shareholders—Institutional Class	(68,850)	(44,072)
Distributions to shareholders—R6 Class	(29,318)	(17,750)
Total distributions to shareholders	(215,000)	(152,008)
From Fund share transactions:
Proceeds from shares sold—Investor Class	1,595,819	1,108,645
Proceeds from shares sold—Advisor Class	691,123	277,749
Proceeds from shares sold—Institutional Class	2,045,309	1,581,236
Proceeds from shares sold—R6 Class	5,369,630	6,729,283
Reinvestment of distributions—Investor Class	87,267	60,036
Reinvestment of distributions—Advisor Class	26,091	27,043
Reinvestment of distributions—Institutional Class	60,610	38,248
Reinvestment of distributions—R6 Class	23,464	13,612
Payment for shares redeemed—Investor Class	(1,658,019)	(1,433,782)
Payment for shares redeemed—Advisor Class	(522,012)	(1,335,581)
Payment for shares redeemed—Institutional Class	(1,033,641)	(1,328,206)
Payment for shares redeemed—R6 Class	(5,254,752)	(6,181,816)
Net increase (decrease) in net assets from Fund share transactions	1,430,889	(443,533)
Total increase in net assets	6,224,525	3,146,694
Net assets:
Beginning of year	16,853,320	13,706,626
End of year	$23,077,845	$16,853,320

See accompanying Notes to Financial Statements.

28 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	11,850	9,677
Shares issued in reinvestment of dividends	662	585
Less shares redeemed	(12,279)	(12,968)
Net increase (decrease) in shares outstanding	233	(2,706)
Fund share transactions—Advisor Class:
Shares sold	5,070	2,442
Shares issued in reinvestment of dividends	198	264
Less shares redeemed	(3,853)	(12,062)
Net increase (decrease) in shares outstanding	1,415	(9,356)
Fund share transactions—Institutional Class:
Shares sold	15,209	13,987
Shares issued in reinvestment of dividends	460	373
Less shares redeemed	(7,572)	(11,785)
Net increase in shares outstanding	8,097	2,575
Fund share transactions—R6 Class:
Shares sold	39,026	59,388
Shares issued in reinvestment of dividends	178	133
Less shares redeemed	(37,977)	(54,330)
Net increase in shares outstanding	1,227	5,191

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 29

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$39,624	$26,834
Net realized gain (loss)	638,724	509,609
Net change in unrealized appreciation (depreciation)	598,914	756,663
Net increase (decrease) in net assets from operations	1,277,262	1,293,106
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(9,049)	(4,151)
Distributions to shareholders—Advisor Class	(19,168)	(10,151)
Distributions to shareholders—Institutional Class	(4,644)	(2,342)
Distributions to shareholders—R6 Class	(4,142)	(1,857)
Total distributions to shareholders	(37,003)	(18,501)
From Fund share transactions:
Proceeds from shares sold—Investor Class	103,800	73,244
Proceeds from shares sold—Advisor Class	742,169	563,537
Proceeds from shares sold—Institutional Class	130,923	270,817
Proceeds from shares sold—R6 Class	1,958,487	1,798,794
Reinvestment of distributions—Investor Class	8,793	4,004
Reinvestment of distributions—Advisor Class	18,993	9,975
Reinvestment of distributions—Institutional Class	4,227	2,006
Reinvestment of distributions—R6 Class	3,735	1,836
Payment for shares redeemed—Investor Class	(292,824)	(186,133)
Payment for shares redeemed—Advisor Class	(511,930)	(694,227)
Payment for shares redeemed—Institutional Class	(111,348)	(281,093)
Payment for shares redeemed—R6 Class	(1,963,979)	(1,719,535)
Net increase (decrease) in net assets from Fund share transactions	91,046	(156,775)
Total increase in net assets	1,331,305	1,117,830
Net assets:
Beginning of year	5,342,849	4,225,019
End of year	$6,674,154	$5,342,849

See accompanying Notes to Financial Statements.

30 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	1,497	1,237
Shares issued in reinvestment of dividends	127	81
Less shares redeemed	(4,221)	(3,297)
Net decrease in shares outstanding	(2,597)	(1,979)
Fund share transactions—Advisor Class:
Shares sold	10,666	10,019
Shares issued in reinvestment of dividends	274	202
Less shares redeemed	(7,289)	(12,425)
Net increase (decrease) in shares outstanding	3,651	(2,204)
Fund share transactions—Institutional Class:
Shares sold	1,892	4,892
Shares issued in reinvestment of dividends	61	41
Less shares redeemed	(1,623)	(5,168)
Net increase (decrease) in shares outstanding	330	(235)
Fund share transactions—R6 Class:
Shares sold	28,241	31,794
Shares issued in reinvestment of dividends	54	37
Less shares redeemed	(28,175)	(29,960)
Net increase in shares outstanding	120	1,871

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 31

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$17,186	$17,870
Net realized gain (loss)	114,871	230,748
Net change in unrealized appreciation (depreciation)	55,558	26,162
Net increase (decrease) in net assets from operations	187,615	274,780
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(25,318)	(4,349)
Distributions to shareholders—Advisor Class	(6,234)	(1,648)
Distributions to shareholders—Institutional Class	(16,376)	(3,213)
Distributions to shareholders—R6 Class	(5,164)	(791)
Total distributions to shareholders	(53,092)	(10,001)
From Fund share transactions:
Proceeds from shares sold—Investor Class	30,727	18,572
Proceeds from shares sold—Advisor Class	6,920	6,878
Proceeds from shares sold—Institutional Class	17,901	84,219
Proceeds from shares sold—R6 Class	272,478	359,157
Reinvestment of distributions—Investor Class	24,635	4,240
Reinvestment of distributions—Advisor Class	5,949	1,554
Reinvestment of distributions—Institutional Class	15,792	3,101
Reinvestment of distributions—R6 Class	4,996	747
Payment for shares redeemed—Investor Class	(116,465)	(91,795)
Payment for shares redeemed—Advisor Class	(24,510)	(64,813)
Payment for shares redeemed—Institutional Class	(100,659)	(89,787)
Payment for shares redeemed—R6 Class	(281,355)	(337,177)
Net decrease in net assets from Fund share transactions	(143,591)	(105,104)
Total increase (decrease) in net assets	(9,068)	159,675
Net assets:
Beginning of year	1,183,224	1,023,549
End of year	$1,174,156	$1,183,224

See accompanying Notes to Financial Statements.

32 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	924	594
Shares issued in reinvestment of dividends	772	147
Less shares redeemed	(3,604)	(2,985)
Net decrease in shares outstanding	(1,908)	(2,244)
Fund share transactions—Advisor Class:
Shares sold	217	227
Shares issued in reinvestment of dividends	186	54
Less shares redeemed	(757)	(2,089)
Net decrease in shares outstanding	(354)	(1,808)
Fund share transactions—Institutional Class:
Shares sold	554	2,699
Shares issued in reinvestment of dividends	495	108
Less shares redeemed	(3,084)	(2,895)
Net decrease in shares outstanding	(2,035)	(88)
Fund share transactions—R6 Class:
Shares sold	8,440	11,227
Shares issued in reinvestment of dividends	157	26
Less shares redeemed	(8,663)	(10,507)
Net increase (decrease) in shares outstanding	(66)	746
See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 33

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$12,972	$9,832
Net realized gain (loss)	159,315	136,743
Net change in unrealized appreciation (depreciation)	19,468	115,309
Net increase (decrease) in net assets from operations	191,755	261,884
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(3,008)	(1,201)
Distributions to shareholders—Advisor Class	(1,485)	(779)
Distributions to shareholders—Institutional Class	(5,144)	(2,856)
Distributions to shareholders—R6 Class	(1,360)	(666)
Total distributions to shareholders	(10,997)	(5,502)
From Fund share transactions:
Proceeds from shares sold—Investor Class	10,027	16,564
Proceeds from shares sold—Advisor Class	19,928	9,834
Proceeds from shares sold—Institutional Class	25,882	45,815
Proceeds from shares sold—R6 Class	330,141	297,502
Reinvestment of distributions—Investor Class	2,909	1,172
Reinvestment of distributions—Advisor Class	1,457	757
Reinvestment of distributions—Institutional Class	4,189	2,309
Reinvestment of distributions—R6 Class	1,332	663
Payment for shares redeemed—Investor Class	(86,422)	(86,664)
Payment for shares redeemed—Advisor Class	(47,870)	(60,172)
Payment for shares redeemed—Institutional Class	(112,946)	(114,329)
Payment for shares redeemed—R6 Class	(334,645)	(296,568)
Net decrease in net assets from Fund share transactions	(186,018)	(183,117)
Total increase (decrease) in net assets	(5,260)	73,265
Net assets:
Beginning of year	1,061,408	988,143
End of year	$1,056,148	$1,061,408

See accompanying Notes to Financial Statements.

34 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	470	877
Shares issued in reinvestment of dividends	138	67
Less shares redeemed	(4,063)	(4,668)
Net decrease in shares outstanding	(3,455)	(3,724)
Fund share transactions—Advisor Class:
Shares sold	949	535
Shares issued in reinvestment of dividends	70	43
Less shares redeemed	(2,218)	(3,323)
Net decrease in shares outstanding	(1,199)	(2,745)
Fund share transactions—Institutional Class:
Shares sold	1,211	2,427
Shares issued in reinvestment of dividends	199	132
Less shares redeemed	(5,294)	(6,098)
Net decrease in shares outstanding	(3,884)	(3,539)
Fund share transactions—R6 Class:
Shares sold	15,465	15,115
Shares issued in reinvestment of dividends	63	38
Less shares redeemed	(15,571)	(14,987)
Net increase (decrease) in shares outstanding	(43)	166

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 35

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$442,322	$438,918
Net realized gain (loss)	1,285,237	(2,067,235)
Net change in unrealized appreciation (depreciation)	671,225	7,186,877
Net increase (decrease) in net assets from operations	2,398,784	5,558,560
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(109,011)	(168,264)
Distributions to shareholders—Advisor Class	(52,642)	(83,923)
Distributions to shareholders—Institutional Class	(187,845)	(267,697)
Distributions to shareholders—R6 Class	(60,520)	(75,355)
Total distributions to shareholders	(410,018)	(595,239)
From Fund share transactions:
Proceeds from shares sold—Investor Class	423,374	927,733
Proceeds from shares sold—Advisor Class	485,240	552,209
Proceeds from shares sold—Institutional Class	1,809,271	1,879,041
Proceeds from shares sold—R6 Class	471,575	1,227,050
Reinvestment of distributions—Investor Class	102,240	158,296
Reinvestment of distributions—Advisor Class	52,178	82,906
Reinvestment of distributions—Institutional Class	126,725	165,754
Reinvestment of distributions—R6 Class	50,785	69,927
Payment for shares redeemed—Investor Class	(1,890,633)	(1,769,957)
Payment for shares redeemed—Advisor Class	(1,066,349)	(989,684)
Payment for shares redeemed—Institutional Class	(2,876,530)	(3,317,614)
Payment for shares redeemed—R6 Class	(621,937)	(1,588,542)
Net decrease in net assets from Fund share transactions	(2,934,061)	(2,602,881)
Total increase (decrease) in net assets	(945,295)	2,360,440
Net assets:
Beginning of year	19,279,301	16,918,861
End of year	$18,334,006	$19,279,301

See accompanying Notes to Financial Statements.

36 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	16,292	37,083
Shares issued in reinvestment of dividends	3,829	6,873
Less shares redeemed	(72,682)	(71,822)
Net decrease in shares outstanding	(52,561)	(27,866)
Fund share transactions—Advisor Class:
Shares sold	18,913	22,498
Shares issued in reinvestment of dividends	1,959	3,608
Less shares redeemed	(41,220)	(39,903)
Net decrease in shares outstanding	(20,348)	(13,797)
Fund share transactions—Institutional Class:
Shares sold	70,418	75,119
Shares issued in reinvestment of dividends	4,758	7,213
Less shares redeemed	(109,720)	(135,163)
Net decrease in shares outstanding	(34,544)	(52,831)
Fund share transactions—R6 Class:
Shares sold	18,116	47,279
Shares issued in reinvestment of dividends	1,907	3,043
Less shares redeemed	(24,010)	(66,566)
Net decrease in shares outstanding	(3,987)	(16,244)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 37

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$28,109	$28,283
Net realized gain (loss)	104,105	(1,831)
Net change in unrealized appreciation (depreciation)	155,533	396,824
Net increase (decrease) in net assets from operations	287,747	423,276
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(7,113)	(6,833)
Distributions to shareholders—Advisor Class	(3,597)	(3,403)
Distributions to shareholders—Institutional Class	(11,336)	(8,950)
Distributions to shareholders—R6 Class	(6,957)	(10,676)
Total distributions to shareholders	(29,003)	(29,862)
From Fund share transactions:
Proceeds from shares sold—Investor Class	38,954	52,310
Proceeds from shares sold—Advisor Class	32,871	40,251
Proceeds from shares sold—Institutional Class	131,817	95,863
Proceeds from shares sold—R6 Class	201,215	51,812
Reinvestment of distributions—Investor Class	6,873	6,610
Reinvestment of distributions—Advisor Class	3,562	3,340
Reinvestment of distributions—Institutional Class	7,531	5,855
Reinvestment of distributions—R6 Class	3,483	6,475
Payment for shares redeemed—Investor Class	(99,297)	(101,686)
Payment for shares redeemed—Advisor Class	(53,678)	(57,342)
Payment for shares redeemed—Institutional Class	(79,056)	(62,582)
Payment for shares redeemed—R6 Class	(102,507)	(284,698)
Net increase (decrease) in net assets from Fund share transactions	91,768	(243,792)
Total increase in net assets	350,512	149,622
Net assets:
Beginning of year	1,317,361	1,167,739
End of year	$1,667,873	$1,317,361

See accompanying Notes to Financial Statements.

38 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	1,997	2,966
Shares issued in reinvestment of dividends	360	400
Less shares redeemed	(5,186)	(5,896)
Net decrease in shares outstanding	(2,829)	(2,530)
Fund share transactions—Advisor Class:
Shares sold	1,753	2,291
Shares issued in reinvestment of dividends	186	202
Less shares redeemed	(2,790)	(3,252)
Net decrease in shares outstanding	(851)	(759)
Fund share transactions—Institutional Class:
Shares sold	6,921	5,467
Shares issued in reinvestment of dividends	395	355
Less shares redeemed	(4,113)	(3,601)
Net increase in shares outstanding	3,203	2,221
Fund share transactions—R6 Class:
Shares sold	10,025	3,022
Shares issued in reinvestment of dividends	183	393
Less shares redeemed	(5,183)	(16,498)
Net increase (decrease) in shares outstanding	5,025	(13,083)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 39

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$151,843	$138,155
Net realized gain (loss)	510,952	579,672
Net change in unrealized appreciation (depreciation)	487,423	115,741
Net increase (decrease) in net assets from operations	1,150,218	833,568
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(171,662)	(62,568)
Distributions to shareholders—Advisor Class	(24,988)	(13,222)
Distributions to shareholders—Institutional Class	(48,556)	(15,641)
Distributions to shareholders—R6 Class	(12,812)	(1,576)
Total distributions to shareholders	(258,018)	(93,007)
From Fund share transactions:
Proceeds from shares sold—Investor Class	173,449	186,138
Proceeds from shares sold—Advisor Class	61,086	26,600
Proceeds from shares sold—Institutional Class	142,634	384,625
Proceeds from shares sold—R6 Class	1,090,623	1,517,989
Reinvestment of distributions—Investor Class	165,110	59,853
Reinvestment of distributions—Advisor Class	23,940	12,510
Reinvestment of distributions—Institutional Class	43,181	13,944
Reinvestment of distributions—R6 Class	11,194	1,537
Payment for shares redeemed—Investor Class	(718,182)	(749,496)
Payment for shares redeemed—Advisor Class	(121,689)	(318,053)
Payment for shares redeemed—Institutional Class	(175,240)	(390,328)
Payment for shares redeemed—R6 Class	(1,067,104)	(1,395,873)
Net decrease in net assets from Fund share transactions	(370,998)	(650,554)
Total increase in net assets	521,202	90,007
Net assets:
Beginning of year	6,024,648	5,934,641
End of year	$6,545,850	$6,024,648

See accompanying Notes to Financial Statements.

40 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	5,144	6,025
Shares issued in reinvestment of dividends	4,824	2,015
Less shares redeemed	(21,134)	(24,544)
Net decrease in shares outstanding	(11,166)	(16,504)
Fund share transactions—Advisor Class:
Shares sold	1,813	858
Shares issued in reinvestment of dividends	700	422
Less shares redeemed	(3,584)	(10,310)
Net decrease in shares outstanding	(1,071)	(9,030)
Fund share transactions—Institutional Class:
Shares sold	4,203	12,467
Shares issued in reinvestment of dividends	1,262	470
Less shares redeemed	(5,166)	(12,862)
Net increase in shares outstanding	299	75
Fund share transactions—R6 Class:
Shares sold	32,171	48,997
Shares issued in reinvestment of dividends	327	52
Less shares redeemed	(31,420)	(44,921)
Net increase in shares outstanding	1,078	4,128

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 41

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
From Operations:
Net investment income	$7,214	$4,230
Net realized gain (loss)	(2,089)	(4,713)
Net change in unrealized appreciation (depreciation)	13,014	1,984
Net increase (decrease) in net assets from operations	18,139	1,501
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(998)	(44)
Distributions to shareholders—Advisor Class	(524)	(50)
Distributions to shareholders—Institutional Class	(494)	(127)
Distributions to shareholders—R6 Class	(4,854)	(3,974)
Total distributions to shareholders	(6,870)	(4,195)
From Fund share transactions:
Proceeds from shares sold—Investor Class	44,765	757
Proceeds from shares sold—Advisor Class	20,423	290
Proceeds from shares sold—Institutional Class	16,879	4,687
Proceeds from shares sold—R6 Class	13,087	30,907
Reinvestment of distributions—Investor Class	993	41
Reinvestment of distributions—Advisor Class	523	50
Reinvestment of distributions—Institutional Class	492	127
Reinvestment of distributions—R6 Class	4,497	3,123
Payment for shares redeemed—Investor Class	(5,274)	(667)
Payment for shares redeemed—Advisor Class	(2,241)	(929)
Payment for shares redeemed—Institutional Class	(5,534)	(5,246)
Payment for shares redeemed—R6 Class	(25,748)	(10,021)
Net increase in net assets from Fund share transactions	62,862	23,119
Total increase in net assets	74,131	20,425
Net assets:
Beginning of year	107,250	86,825
End of year	$181,381	$107,250

See accompanying Notes to Financial Statements.

42 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund (continued)
	Year Ended September 30, 2024	Year Ended September 30, 2023
Fund share transactions—Investor Class:
Shares sold	5,070	86
Shares issued in reinvestment of dividends	112	5
Less shares redeemed	(597)	(75)
Net increase in shares outstanding	4,585	16
Fund share transactions—Advisor Class:
Shares sold	2,309	34
Shares issued in reinvestment of dividends	59	6
Less shares redeemed	(254)	(107)
Net increase (decrease) in shares outstanding	2,114	(67)
Fund share transactions—Institutional Class:
Shares sold	1,915	540
Shares issued in reinvestment of dividends	56	14
Less shares redeemed	(624)	(604)
Net increase (decrease) in shares outstanding	1,347	(50)
Fund share transactions—R6 Class:
Shares sold	1,501	3,560
Shares issued in reinvestment of dividends	512	360
Less shares redeemed	(2,935)	(1,153)
Net increase (decrease) in shares outstanding	(922)	2,767

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 43

Oakmark Funds

Notes to Financial Statements

1.  ORGANIZATION

The following are the significant accounting policies of Oakmark Fund ("Oakmark"), Oakmark Select Fund ("Select"), Oakmark Global Fund ("Global"), Oakmark Global Select Fund ("Global Select"), Oakmark International Fund ("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and Oakmark Bond Fund ("Bond") collectively referred to as the "Funds," each a series of Harris Associates Investment Trust (the "Trust"), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 Financial Services—Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Each Fund offers four classes of shares: Investor Class Shares, Advisor Class Shares, Institutional Class Shares and R6 Class Shares. Shares of each Class are offered for purchase directly from the Funds and through certain intermediaries who have entered into an agreement with the Funds' distributor and/or Harris Associates L.P., investment adviser to the Funds (the "Adviser"). Investor Class Shares are also offered to certain retirement plans, such as 401(k) and profit sharing plans. Investor Class Shares of a Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Income, realized and unrealized capital gains and losses, and expenses of the Funds not directly attributable to a specific class of shares are allocated to each class pro rata based on the relative net assets of each class. Transfer and dividend disbursing agent fees, service fees, other shareholder servicing fees, and reports to shareholders expenses are specific to each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund's share price is also called the net asset value (the "NAV") of a share. The NAV per share of each class of each Fund is normally determined by the Funds' custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day,

Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds' portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc. for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

44 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. If Flex options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds' valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds' valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund's investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser's own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024, in valuing each Fund's assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund's Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund's Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$21,973,890	$0	$0
Short-Term Investments	0	1,118,725	0
Total	$21,973,890	$1,118,725	$0
Select
Common Stocks	$6,256,352	$0	$0
Short-Term Investments	0	416,133	0
Total	$6,256,352	$416,133	$0
Global
Common Stocks	$1,111,461	$23,742	$0
Short-Term Investments	0	33,302	0
Total	$1,111,461	$57,044	$0

Annual Financial Statements and Other Information: Oakmark Funds | 45

Oakmark Funds

Notes to Financial Statements (continued)

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global Select
Common Stocks	$907,513	$34,055	$0
Preferred Stocks	50,390	0	0
Short-Term Investments	0	61,275	0
Total	$957,903	$95,330	$0
International
Common Stocks	$17,106,070	$366,384	$0
Preferred Stocks	282,586	0	0
Short-Term Investments	0	497,009	0
Total	$17,388,656	$863,393	$0
Int'l Small Cap
Common Stocks	$1,591,262	$0	$0
Preferred Stocks	18,773	0	0
Short-Term Investments	0	48,078	0
Total	$1,610,035	$48,078	$0
Equity and Income
Common Stocks	$3,936,678	$0	$0
Preferred Stocks	4,394	0	0
Corporate Bonds	0	1,081,822	0
Government and Agency Securities	0	522,776	0
Mortgage-backed Securities	0	280,121	0
Asset Backed Securities	0	246,209	0
Collaterized Mortgage Obligations	0	204,795	0
Bank Loans	0	137,161	0
Convertible Bonds	0	14,848	0
Short-Term Investments	0	117,828	0
Total	$3,941,072	$2,605,560	$0
Bond
Preferred Stocks	$629	$0	$0
Corporate Bonds	0	68,973	0
Government and Agency Securities	0	43,613	0
Mortgage-backed Securities	0	17,247	0
Bank Loans	0	14,529	0
Asset Backed Securities	0	12,952	0
Collaterized Mortgage Obligations	0	9,338	0
Convertible Bond	0	768	0
Short-Term Investments	0	6,750	0
Total	$629	$174,170	$0

46 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At September 30, 2024, none of the Funds held open forward foreign currency contracts.

At September 30, 2024, each Fund held investments in repurchase agreements. The gross value of these investments and the value of the related collateral are presented in each Fund's Schedule of Investments. The value of the related collateral for each Fund exceeded the value of the repurchase agreements held at year end.

The value of the securities on loan and the value of the related collateral as of year end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statements of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statements of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds' transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the year, if any, is included in the Statements of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year, if any, are included in the Statements of Operations.

At September 30, 2024, none of the Funds held forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At September 30, 2024, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At September 30, 2024, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for

Annual Financial Statements and Other Information: Oakmark Funds | 47

Oakmark Funds

Notes to Financial Statements (continued)

investment reasons. At September 30, 2024, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select, Global, Global Select, and Int'l Small Cap used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the year ended September 30, 2024. Realized gains and losses and the net change in unrealized appreciation (depreciation) on purchased equity options for the year, if any, are included in each Fund's Statement of Operations. At September 30, 2024, there were no purchased options outstanding.

Oakmark, Select, Global, Global Select, Int'l Small Cap, Equity and Income and Bond used options written for tax management and as an investment strategy in an effort to increase the Funds' returns during the year ended September 30, 2024. Realized gains and losses and the net change in unrealized appreciation (depreciation) on written equity options for the year, if any, are included in each Fund's Statement of Operations. At September 30, 2024, there were no written options outstanding.

For the year ended September 30, 2024, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

Fund	Equity Options Purchased	Equity Options Written
Oakmark	$88,488	$(104,745)
Select	43,388	(37,322)
Global	1,027	(1,131)
Global Select	953	(1,112)
Int'l Small Cap	2,626	(2,535)
Equity and Income	—	(1,470)
Bond	—	(46)

Credit facility

The Trust has a $200 million committed unsecured line of credit and a $300 million uncommitted unsecured discretionary demand line of credit (the "Facility") with State Street. Borrowings under the Facility bear interest at 1.35% above the greater of the Federal Funds Effective Rate or the Overnight Bank Fund Rate, as defined in the credit agreement. To maintain the Facility, an annualized commitment fee of 0.20% on the unused committed portion is charged to the Trust. Fees and interest expense, if any, related to the Facility are included in other expenses in the Statements of Operations. There were no borrowings under the Facility during the year ended September 30, 2024.

Expense offset arrangement

State Street serves as custodian of the Funds. State Street's fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Credit balances used to reduce the Funds' custodian fees, if any, are reported as a reduction of total expenses in the Statements of Operations. At September 30, 2024, none of the Funds received an expense offset credit.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds' custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. At September 30, 2024, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive

48 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that year. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statement of Operations.

At September 30, 2024, none of the Funds had securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an interfund lending program. This program provides an alternative credit facility that allows the Funds to lend money to, and borrow money from, each other for temporary purposes (an "Interfund Loan"). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At September 30, 2024, there were no interfund loans.

3.  TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with the Adviser. For management services and facilities furnished, the Adviser receives from each Fund a monthly fee based on that Fund's average daily net assets. Annual fee rates are as follows:

The annual rates of fees as a percentage of each Fund's net assets were as follows for the year ended September 30, 2024:

Fund	Advisory Fees
Oakmark	0.666% up to $250 million;
0.641% on the next $250 million;
0.621% on the next $4.5 billion;
0.606% on the next $10 billion;
0.576% on the next $5 billion;
0.546% on the next $5 billion;
0.516% on the next $10 billion; and
0.496% over $35 billion
Select	0.758% up to $250 million; 0.733% on the next $250 million; 0.713% on the next $3.5 billion; 0.693% on the next $5 billion; 0.633% on the next $2 billion; and 0.608% over $11 billion
Global	0.830% up to $250 million; 0.805% on the next $250 million; 0.785% on the next $4.5 billion; 0.770% on the next $10 billion; and 0.760% over $15 billion
Global Select	0.800% up to $250 million; 0.775% on the next $250 million; 0.755% on the next $4.5 billion; 0.740% on the next $10 billion; and 0.730% over $15 billion
Fund	Advisory Fees
International	0.785% up to $250 million;
0.760% on the next $250 million;
0.740% on the next $4.5 billion;
0.725% on the next $10 billion;
0.710% on the next $20 billion;
0.700% on the next $5 billion;
0.690% on the next $5 billion; and
0.680% over $45 billion
Int'l Small Cap	1.020% up to $250 million; 0.995% on the next $250 million; 0.975% on the next $4.5 billion; 0.960% on the next $10 billion; and 0.950% over $15 billion
Equity and Income	0.580% up to $250 million;
0.555% on the next $250 million;
0.535% on the next $4.5 billion;
0.505% on the next $5 billion;
0.475% on the next $3 billion;
0.445% on the next $3.5 billion;
0.415% on the next $10 billion; and
0.385% over $26.5 billion
Bond	0.39% of net assets

The Adviser has contractually agreed, through January 27, 2025, to reimburse each Fund Class to the extent, but only to the extent that the annualized expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) exceed the percent set forth below of average daily net assets of each Fund Class.

Annual Financial Statements and Other Information: Oakmark Funds | 49

Oakmark Funds

Notes to Financial Statements (continued)

Fund	Investor Class	Advisor Class	Institutional Class	R6 Class
Oakmark	1.40%	1.15%	1.10%	0.95%
Select	1.50	1.25	1.20	1.05
Global	1.55	1.30	1.25	1.10
Global Select	1.55	1.30	1.25	1.10
International	1.55	1.30	1.25	1.10
Int'l Small Cap	1.75	1.50	1.45	1.30
Equity and Income	1.25	1.00	0.95	0.80
Bond	0.74	0.54	0.52	0.44

During the year ended September 30, 2024, Fund Class expenses (in thousands) have been reimbursed as follows@:

Fund	Class	Amount
Bond	Investor	$45
Bond	Advisor	22
Bond	Institutional	26
Bond	R6	325

@  Expenses reimbursed are subject to possible recovery until September 30, 2027.

The Adviser is entitled to recoup from assets attributable to any Fund Class amounts reimbursed to that Fund Class, except to the extent that the Fund Class already has paid such recoupment to the Adviser or such recoupment would cause that Class's total operating expenses to exceed the expense limitation or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three fiscal years after the year in which the reimbursement occurred. As of September 30, 2024 , the following amounts are subject to recoupment (in thousands).

		Amount & Expiration Date
Fund	Class	09/30/25	09/30/26	09/30/27	Total
Bond	Investor	$4	$6	$45	$55
Bond	Advisor	9	7	22	38
Bond	Institutional	17	16	26	59
Bond	R6	498	520	325	1,343

The Adviser and/or the Funds have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of those customers were registered directly with the Funds' transfer agent. Accordingly, the Funds pay the majority of the intermediary fees pursuant to an agreement with the Adviser and the Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations.

The Independent Trustees of the Trust may participate in the Trust's Deferred Compensation Plan for Independent Trustees. Participants in the plan may elect to defer all or a portion of their compensation.

Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of a participant's deferral account is determined by reference to the change in value of one or more approved funds as specified by the participant. Benefits would be payable after a stated number of years or retirement from the Board of Trustees. The accrued obligations of the Funds under the plan are reflected as deferred Trustee compensation in the Statements of Assets and Liabilities. The change in the accrued obligations for the year is included in Trustees' fees in the Statements of Operations. The Trust pays the compensation of any trustee who is not an "interested person" of the Trust, and any other Trustee who has been approved by the Governance Committee of the Board of Trustees of the Trust to receive compensation from the Trust for his or her service as a Trustee of the Trust, and all expenses incurred in connection with their services to the Trust. The Trust does not provide any pension or retirement benefits to its Trustees.

The Funds reimburse the Adviser for the compensation paid to the Funds' Chief Compliance Officer ("CCO"). The CCO expenses incurred by the Funds are included in other expenses in the Statements of Operations.

4.  FEDERAL INCOME TAXES

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Funds' financial statements. Generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities.

50 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

At September 30, 2024, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$17,693,273	$5,423,975	$(24,633)	$5,399,342
Select	5,057,251	1,632,757	(17,523)	1,615,234
Global	902,439	288,889	(22,823)	266,066
Global Select	860,761	230,946	(38,474)	192,472
International	17,402,293	3,034,855	(2,185,099)	849,756
Int'l Small Cap	1,509,193	231,948	(83,028)	148,920
Equity and Income	5,428,343	1,186,704	(68,415)	1,118,289
Bond	170,468	5,849	(1,518)	4,331

As of September 30, 2024, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Year	Short-Term	Long-Term	Total at Year End
Oakmark	$—	$281,294	$—	$281,294
Select	—	351,707	47,394	399,101
Global	—	4,886	—	4,886
Global Select	2,042	49,248	391	49,639
International	1,273,723	1,792,344	368,127	2,160,471
Int'l Small Cap	43,099	—	—	—
Equity and Income	—	61,849	81,952	143,801
Bond	—	2,945	7,264	10,209

At September 30, 2024, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation)) were as follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
Oakmark	$206,843	$—	$206,843
Select	19,961	—	19,961
Global	8,468	—	8,468
Global Select	8,626	—	8,626
International	415,713	—	415,713
Int'l Small Cap	33,009	41,679	74,688
Equity and Income	(1,823)	—	(1,823)
Bond	416	—	416

During the year ended September 30, 2024, and the year ended September 30, 2023, the tax character of distributions paid was as follows (in thousands):

	Year Ended September 30, 2024		Year Ended September 30, 2023
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Oakmark	$215,000	$—	$152,008	$—
Select	37,003	—	18,501	—
Global	21,001	32,091	10,001	—
Global Select	10,997	—	5,502	—
International	410,018	—	595,239	—
Int'l Small Cap	29,003	—	22,004	7,858
Equity and Income	258,018	—	93,007	—
Bond	6,870	—	4,194	—

Annual Financial Statements and Other Information: Oakmark Funds | 51

Oakmark Funds

Notes to Financial Statements (continued)

On September 30, 2024, the Funds had temporary book/tax differences in undistributed earnings that were primarily attributable to trustee deferred compensation expenses, foreign dividend withholding taxes, passive foreign investment companies, return of capital received from equity securities, and deferrals of capital losses from wash sales. Temporary differences will reverse over time. The Funds have permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind, equalization, and taxable overdistributions to shareholders. Permanent differences are recorded in their respective component of the Analysis of Net Assets for the year ended September 30, 2024.

During the year ended September 30, 2024, the following amounts were classified due to permanent differences between book and tax accounting (in thousands):

Fund	Paid in Capital	Distributable Earnings
Oakmark	$2,086,651	$(2,086,651)
Select	840,017	(840,017)
Global	122,264	(122,264)
Global Select	153,684	(153,684)
International	9,441	(9,441)
Int'l Small Cap	8,362	(8,362)
Equity and Income	516,798	(516,798)
Bond	(17)	17

5.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, transactions in investment securities (excluding short-term, in-kind transaction and U.S. government securities) were as follows (in thousands):

	Oakmark	Select	Global	Global Select	International	Int'l Small Cap	Equity and Income	Bond
Purchases	$9,389,609	$3,297,625	$545,903	$444,050	$5,916,915	$652,359	$1,836,016	$83,310
Proceeds from sales	3,350,777	1,293,572	442,352	302,474	8,814,837	562,530	983,499	51,136

During the year ended September 30, 2024, Oakmark, Select, Global, Global Select and Equity and Income had in-kind sales transactions (in thousands) of $4,725,566; $1,918,867; $264,873; $320,915; and $1,038,055, respectively. These amounts are included in the Portfolio Turnover Rate presented in the Financial Highlights.

Purchases at cost (in thousands) of long-term U.S. government securities for the year ended September 30, 2024, were $508,104 and $93,055, respectively, for Equity and Income and Bond. Proceeds from sales (in thousands) of long-term U.S. government securities for the year ended September 30, 2024 were $717,956 and $72,574, respectively, for Equity and Income and Bond.

During the year ended September 30, 2024, Select, Global, Global Select and International engaged in purchase transactions (in thousands) totaling $7,049, $16,151, $16,134, and $6,405, respectively, with a fund that have a common investment advisor.

Select, Global, and Global Select engaged in sale transactions (in thousands) totaling $7,124, $16,134, and $16,151, respectively, with a fund that have a common investment advisor. These transactions complied with Rule 17a-7 under the 1940 Act.

6.  INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the year ended September 30, 2024. Purchase and sale transactions and dividend and interest income earned during the year on these securities are listed after the applicable Fund's Schedule of Investments.

7.  SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' financial statements. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Fund's financial statements through the date of the publication of this report.

52 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Fund
Investor Class
9/30/24	$118.59	1.76	31.72	33.48	(1.35)	0.00	(1.35)	0.00
9/30/23	$93.61	1.20	24.72	25.92	(0.94)	0.00	(0.94)	0.00
9/30/22	$115.48	0.91	(21.04)	(20.13)	(0.62)	(1.12)	(1.74)	0.00
9/30/21	$72.67	0.43	42.53	42.96	(0.15)	0.00	(0.15)	0.00
9/30/20	$77.89	0.58	0.86	1.44	(0.65)	(6.01)	(6.66)	0.00
Advisor Class
9/30/24	$118.70	2.02	31.74	33.76	(1.58)	0.00	(1.58)	0.00
9/30/23	$93.72	1.39	24.77	26.16	(1.18)	0.00	(1.18)	0.00
9/30/22	$115.58	1.15	(21.05)	(19.90)	(0.84)	(1.12)	(1.96)	0.00
9/30/21	$72.67	0.61	42.54	43.15	(0.24)	0.00	(0.24)	0.00
9/30/20	$77.88	0.66	0.87	1.53	(0.73)	(6.01)	(6.74)	0.00
Institutional Class
9/30/24	$118.72	2.07	31.74	33.81	(1.61)	0.00	(1.61)	0.00
9/30/23	$93.73	1.46	24.73	26.19	(1.20)	0.00	(1.20)	0.00
9/30/22	$115.64	1.16	(21.05)	(19.89)	(0.90)	(1.12)	(2.02)	0.00
9/30/21	$72.72	0.70	42.52	43.22	(0.30)	0.00	(0.30)	0.00
9/30/20	$77.95	0.71	0.87	1.58	(0.80)	(6.01)	(6.81)	0.00
Class R6
9/30/24	$118.77	2.14	31.75	33.89	(1.67)	0.00	(1.67)	0.00
9/30/23	$93.77	1.54	24.71	26.25	(1.25)	0.00	(1.25)	0.00
9/30/22	$115.67	1.25	(21.10)	(19.85)	(0.93)	(1.12)	(2.05)	0.00
9/30/21(b)	$88.42	0.52	26.73	27.25	0.00	0.00	0.00	0.00
Oakmark Select Fund
Investor Class
9/30/24	$61.75	0.38	14.05	14.43	(0.36)	0.00	(0.36)	0.00
9/30/23	$47.43	0.25	14.22	14.47	(0.15)	0.00	(0.15)	0.00
9/30/22	$62.27	0.13	(14.79)	(14.66)	(0.03)	(0.15)	(0.18)	0.00
9/30/21	$37.98	(0.03)	24.32	24.29	0.00	0.00	0.00	0.00
9/30/20	$39.20	0.05	(0.98)	(0.93)	(0.29)	0.00	(0.29)	0.00
Advisor Class
9/30/24	$61.66	0.46	14.03	14.49	(0.44)	0.00	(0.44)	0.00
9/30/23	$47.37	0.31	14.21	14.52	(0.23)	0.00	(0.23)	0.00
9/30/22	$62.21	0.20	(14.78)	(14.58)	(0.11)	(0.15)	(0.26)	0.00
9/30/21	$37.99	0.03	24.31	24.34	(0.12)	0.00	(0.12)	0.00
9/30/20	$39.21	0.10	(0.97)	(0.87)	(0.35)	0.00	(0.35)	0.00
Institutional Class
9/30/24	$61.75	0.53	14.05	14.58	(0.49)	0.00	(0.49)	0.00
9/30/23	$47.43	0.37	14.22	14.59	(0.27)	0.00	(0.27)	0.00
9/30/22	$62.29	0.25	(14.79)	(14.54)	(0.17)	(0.15)	(0.32)	0.00
9/30/21	$38.01	0.09	24.32	24.41	(0.13)	0.00	(0.13)	0.00
9/30/20	$39.23	0.13	(0.98)	(0.85)	(0.37)	0.00	(0.37)	0.00
Class R6
9/30/24	$61.75	0.56	14.06	14.62	(0.52)	0.00	(0.52)	0.00
9/30/23	$47.45	0.40	14.20	14.60	(0.30)	0.00	(0.30)	0.00
9/30/22	$62.29	0.27	(14.78)	(14.51)	(0.18)	(0.15)	(0.33)	0.00
9/30/21(b)	$47.61	0.08	14.60	14.68	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 53

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

			Ratios/Supplemental Data:
	Net Asset Value, End of Year	Total Return	Net Assets, End of Year ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Fund
Investor Class
9/30/24	$150.72	28.39%	$10,076.8	1.29%	0.89%	0.89%	42%
9/30/23	$118.59	27.84%	$7,901.4	1.06%	0.91%	0.91%	52%
9/30/22	$93.61	-17.73%	$6,489.9	0.81%	0.91%	0.89%	65%
9/30/21	$115.48	59.18%	$8,486.6	0.43%	0.92%	0.90%	19%
9/30/20	$72.67	1.18%	$6,153.4	0.79%	0.96%	0.92%	35%
Advisor Class
9/30/24	$150.88	28.63%	$2,790.1	1.48%	0.70%	0.70%	42%
9/30/23	$118.70	28.10%	$2,027.0	1.25%	0.70%	0.70%	52%
9/30/22	$93.72	-17.55%	$2,477.4	1.03%	0.70%	0.68%	65%
9/30/21	$115.58	59.49%	$2,822.8	0.61%	0.73%	0.70%	19%
9/30/20	$72.67	1.30%	$3,269.5	0.90%	0.85%	0.81%	35%
Institutional Class
9/30/24	$150.92	28.68%	$7,362.5	1.51%	0.66%	0.66%	42%
9/30/23	$118.72	28.14%	$4,830.2	1.30%	0.68%	0.68%	52%
9/30/22	$93.73	-17.55%	$3,572.1	1.03%	0.69%	0.67%	65%
9/30/21	$115.64	59.56%	$4,517.7	0.68%	0.69%	0.66%	19%
9/30/20	$72.72	1.36%	$1,839.7	0.98%	0.79%	0.74%	35%
Class R6
9/30/24	$150.99	28.74%	$2,848.4	1.56%	0.62%	0.62%	42%
9/30/23	$118.77	28.20%	$2,094.8	1.36%	0.63%	0.63%	52%
9/30/22	$93.77	-17.52%	$1,167.2	1.13%	0.65%	0.63%	65%
9/30/21(b)	$115.67	30.82%	$1,081.0	0.60%†	0.65%†	0.63%†	19%
Oakmark Select Fund
Investor Class
9/30/24	$75.82	23.42%	$1,760.0	0.54%	0.99%	0.99%	57%
9/30/23	$61.75	30.59%	$1,593.9	0.44%	1.00%	1.00%	70%
9/30/22	$47.43	-23.64%	$1,318.0	0.21%	1.00%	0.98%	60%
9/30/21	$62.27	64.01%	$1,975.3	(0.06%)	1.01%	0.98%	20%
9/30/20	$37.98	-2.45%	$1,410.1	0.14%	1.11%	1.04%	28%
Advisor Class
9/30/24	$75.71	23.56%	$3,539.7	0.65%	0.87%	0.87%	57%
9/30/23	$61.66	30.77%	$2,657.6	0.56%	0.88%	0.88%	70%
9/30/22	$47.37	-23.55%	$2,146.2	0.34%	0.88%	0.86%	60%
9/30/21	$62.21	64.18%	$2,454.2	0.05%	0.89%	0.87%	20%
9/30/20	$37.99	-2.31%	$1,436.2	0.27%	1.00%	0.92%	28%
Institutional Class
9/30/24	$75.84	23.69%	$751.6	0.76%	0.76%	0.76%	57%
9/30/23	$61.75	30.90%	$591.6	0.65%	0.78%	0.78%	70%
9/30/22	$47.43	-23.48%	$465.6	0.42%	0.80%	0.78%	60%
9/30/21	$62.29	64.35%	$638.6	0.18%	0.79%	0.76%	20%
9/30/20	$38.01	-2.27%	$550.2	0.33%	0.93%	0.85%	28%
Class R6
9/30/24	$75.85	23.75%	$622.9	0.80%	0.73%	0.73%	57%
9/30/23	$61.75	30.93%	$499.7	0.69%	0.74%	0.74%	70%
9/30/22	$47.45	-23.44%	$295.2	0.47%	0.75%	0.73%	60%
9/30/21(b)	$62.29	30.85%	$331.2	0.16%†	0.76%†	0.74%†	20%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.
See accompanying Notes to Financial Statements.

54 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Global Fund
Investor Class
9/30/24	$31.22	0.44	4.75	5.19	(0.53)	(0.87)	(1.40)	0.00
9/30/23	$24.79	0.41	6.24	6.65	(0.22)	0.00	(0.22)	0.00
9/30/22	$36.53	0.37	(8.90)	(8.53)	(0.34)	(2.87)	(3.21)	0.00
9/30/21	$24.73	0.11	11.74	11.85	(0.05)	0.00	(0.05)	0.00
9/30/20	$27.52	0.02	(1.72)	(1.70)	(0.40)	(0.69)	(1.09)	0.00
Advisor Class
9/30/24	$31.24	0.50	4.75	5.25	(0.59)	(0.87)	(1.46)	0.00
9/30/23	$24.80	0.42	6.29	6.71	(0.27)	0.00	(0.27)	0.00
9/30/22	$36.57	0.43	(8.91)	(8.48)	(0.42)	(2.87)	(3.29)	0.00
9/30/21	$24.74	0.18	11.74	11.92	(0.09)	0.00	(0.09)	0.00
9/30/20	$27.53	0.07	(1.73)	(1.66)	(0.44)	(0.69)	(1.13)	0.00
Institutional Class
9/30/24	$31.24	0.51	4.76	5.27	(0.61)	(0.87)	(1.48)	0.00
9/30/23	$24.80	0.51	6.21	6.72	(0.28)	0.00	(0.28)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21	$24.75	0.18	11.76	11.94	(0.11)	0.00	(0.11)	0.00
9/30/20	$27.54	0.08	(1.73)	(1.65)	(0.45)	(0.69)	(1.14)	0.00
Class R6
9/30/24	$31.23	0.54	4.74	5.28	(0.62)	(0.87)	(1.49)	0.00
9/30/23	$24.80	0.54	6.18	6.72	(0.29)	0.00	(0.29)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21(b)	$31.38	0.23	4.97	5.20	0.00	0.00	0.00	0.00
Oakmark Global Select Fund
Investor Class
9/30/24	$19.88	0.23	3.64	3.87	(0.18)	0.00	(0.18)	0.00
9/30/23	$15.62	0.14	4.18	4.32	(0.06)	0.00	(0.06)	0.00
9/30/22	$24.45	0.26	(6.88)	(6.62)	(0.20)	(2.01)	(2.21)	0.00
9/30/21	$16.86	0.06	7.53	7.59	0.00	0.00	0.00	0.00
9/30/20	$16.81	0.03	0.24	0.27	(0.22)	0.00	(0.22)	0.00
Advisor Class
9/30/24	$19.87	0.26	3.64	3.90	(0.21)	0.00	(0.21)	0.00
9/30/23	$15.62	0.16	4.18	4.34	(0.09)	0.00	(0.09)	0.00
9/30/22	$24.44	0.29	(6.86)	(6.57)	(0.24)	(2.01)	(2.25)	0.00
9/30/21	$16.85	0.09	7.52	7.61	(0.02)	0.00	(0.02)	0.00
9/30/20	$16.80	0.05	0.24	0.29	(0.24)	0.00	(0.24)	0.00
Institutional Class
9/30/24	$19.87	0.28	3.64	3.92	(0.23)	0.00	(0.23)	0.00
9/30/23	$15.63	0.19	4.16	4.35	(0.11)	0.00	(0.11)	0.00
9/30/22	$24.46	0.30	(6.86)	(6.56)	(0.26)	(2.01)	(2.27)	0.00
9/30/21	$16.86	0.11	7.53	7.64	(0.04)	0.00	(0.04)	0.00
9/30/20	$16.81	0.06	0.24	0.30	(0.25)	0.00	(0.25)	0.00
Class R6
9/30/24	$19.89	0.31	3.62	3.93	(0.24)	0.00	(0.24)	0.00
9/30/23	$15.64	0.21	4.16	4.37	(0.12)	0.00	(0.12)	0.00
9/30/22	$24.47	0.31	(6.86)	(6.55)	(0.27)	(2.01)	(2.28)	0.00
9/30/21(b)	$20.65	0.15	3.67	3.82	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 55

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

			Ratios/Supplemental Data:
	Net Asset Value, End of Year	Total Return	Net Assets, End of Year ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Global Fund
Investor Class
9/30/24	$35.01	17.06%	$584.8	1.35%	1.12%	1.12%	48%
9/30/23	$31.22	26.88%	$581.0	1.33%	1.13%	1.13%	47%
9/30/22	$24.79	-25.74%	$516.9	1.13%	1.13%	1.11%	58%
9/30/21	$36.53	47.96%	$802.1	0.31%	1.16%	1.13%	40%
9/30/20	$24.73	-6.73%	$645.2	0.10%	1.26%	1.20%	24%
Advisor Class
9/30/24	$35.03	17.28%	$139.9	1.56%	0.93%	0.93%	48%
9/30/23	$31.24	27.17%	$135.8	1.35%	0.94%	0.94%	47%
9/30/22	$24.80	-25.63%	$152.7	1.32%	0.93%	0.91%	58%
9/30/21	$36.57	48.25%	$214.6	0.51%	0.96%	0.93%	40%
9/30/20	$24.74	-6.61%	$209.0	0.26%	1.14%	1.08%	24%
Institutional Class
9/30/24	$35.03	17.33%	$328.5	1.58%	0.89%	0.89%	48%
9/30/23	$31.24	27.21%	$356.4	1.65%	0.90%	0.90%	47%
9/30/22	$24.80	-25.61%	$285.2	1.34%	0.91%	0.89%	58%
9/30/21	$36.58	48.31%	$432.4	0.53%	0.92%	0.89%	40%
9/30/20	$24.75	-6.57%	$313.4	0.33%	1.08%	1.02%	24%
Class R6
9/30/24	$35.02	17.37%	$121.0	1.66%	0.86%	0.86%	48%
9/30/23	$31.23	27.15%	$109.9	1.73%	0.87%	0.87%	47%
9/30/22	$24.80	-25.57%	$68.8	1.37%	0.88%	0.86%	58%
9/30/21(b)	$36.58	16.57%	$91.9	0.77%†	0.89%†	0.87%†	40%
Oakmark Global Select Fund
Investor Class
9/30/24	$23.57	19.51%	$335.1	1.06%	1.13%	1.13%	44%
9/30/23	$19.88	27.70%	$351.3	0.73%	1.14%	1.14%	32%
9/30/22	$15.62	-29.77%	$334.3	1.22%	1.12%	1.10%	46%
9/30/21	$24.45	45.02%	$574.8	0.27%	1.12%	1.09%	49%
9/30/20	$16.86	1.50%	$483.7	0.16%	1.25%	1.19%	33%
Advisor Class
9/30/24	$23.56	19.73%	$133.8	1.23%	0.96%	0.96%	44%
9/30/23	$19.87	27.89%	$136.7	0.86%	0.97%	0.97%	32%
9/30/22	$15.62	-29.63%	$150.4	1.37%	0.95%	0.93%	46%
9/30/21	$24.44	45.21%	$257.6	0.43%	0.95%	0.92%	49%
9/30/20	$16.85	1.64%	$392.7	0.29%	1.14%	1.07%	33%
Institutional Class
9/30/24	$23.56	19.86%	$453.2	1.31%	0.90%	0.90%	44%
9/30/23	$19.87	27.92%	$459.5	1.00%	0.90%	0.90%	32%
9/30/22	$15.63	-29.57%	$416.6	1.44%	0.89%	0.87%	46%
9/30/21	$24.46	45.33%	$762.7	0.46%	0.89%	0.86%	49%
9/30/20	$16.86	1.70%	$414.3	0.36%	1.07%	1.00%	33%
Class R6
9/30/24	$23.58	19.85%	$134.0	1.47%	0.84%	0.84%	44%
9/30/23	$19.89	28.04%	$113.9	1.09%	0.85%	0.85%	32%
9/30/22	$15.64	-29.54%	$87.0	1.47%	0.84%	0.82%	46%
9/30/21(b)	$24.47	18.50%	$124.1	0.76%†	0.84%†	0.82%†	49%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

56 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark International Fund
Investor Class
9/30/24	$25.15	0.55	2.78	3.33	(0.50)	0.00	(0.50)	0.00
9/30/23	$19.27	0.51	6.05	6.56	(0.68)	0.00	(0.68)	0.00
9/30/22	$28.17	0.58	(9.13)	(8.55)	(0.35)	0.00	(0.35)	0.00
9/30/21	$19.91	0.27	8.08	8.35	(0.09)	0.00	(0.09)	0.00
9/30/20	$22.88	0.08	(2.60)	(2.52)	(0.45)	0.00	(0.45)	0.00
Advisor Class
9/30/24	$25.12	0.61	2.76	3.37	(0.54)	0.00	(0.54)	0.00
9/30/23	$19.27	0.53	6.06	6.59	(0.74)	0.00	(0.74)	0.00
9/30/22	$28.15	0.62	(9.12)	(8.50)	(0.38)	0.00	(0.38)	0.00
9/30/21	$19.89	0.27	8.11	8.38	(0.12)	0.00	(0.12)	0.00
9/30/20	$22.86	0.12	(2.61)	(2.49)	(0.48)	0.00	(0.48)	0.00
Institutional Class
9/30/24	$25.13	0.63	2.77	3.40	(0.57)	0.00	(0.57)	0.00
9/30/23	$19.28	0.57	6.04	6.61	(0.76)	0.00	(0.76)	0.00
9/30/22	$28.19	0.64	(9.13)	(8.49)	(0.42)	0.00	(0.42)	0.00
9/30/21	$19.92	0.37	8.04	8.41	(0.14)	0.00	(0.14)	0.00
9/30/20	$22.89	0.13	(2.60)	(2.47)	(0.50)	0.00	(0.50)	0.00
Class R6
9/30/24	$25.15	0.63	2.78	3.41	(0.58)	0.00	(0.58)	0.00
9/30/23	$19.29	0.58	6.05	6.63	(0.77)	0.00	(0.77)	0.00
9/30/22	$28.20	0.67	(9.15)	(8.48)	(0.43)	0.00	(0.43)	0.00
9/30/21(b)	$25.83	0.38	1.99	2.37	0.00	0.00	0.00	0.00
Oakmark International Small Cap Fund
Investor Class
9/30/24	$17.82	0.33	3.46	3.79	(0.36)	0.00	(0.36)	0.00
9/30/23	$13.25	0.33	4.55	4.88	(0.22)	(0.09)	(0.31)	0.00
9/30/22	$19.92	0.29	(6.64)	(6.35)	(0.32)	0.00	(0.32)	0.00
9/30/21	$13.67	0.22	6.35	6.57	(0.32)	0.00	(0.32)	0.00
9/30/20	$14.61	0.31	(1.22)	(0.91)	(0.03)	0.00	(0.03)	0.00
Advisor Class
9/30/24	$17.84	0.36	3.47	3.83	(0.39)	0.00	(0.39)	0.00
9/30/23	$13.28	0.35	4.56	4.91	(0.26)	(0.09)	(0.35)	0.00
9/30/22	$19.96	0.34	(6.67)	(6.33)	(0.35)	0.00	(0.35)	0.00
9/30/21	$13.69	0.23	6.38	6.61	(0.34)	0.00	(0.34)	0.00
9/30/20	$14.64	0.30	(1.19)	(0.89)	(0.06)	0.00	(0.06)	0.00
Institutional Class
9/30/24	$17.79	0.39	3.46	3.85	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.38	4.53	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.34	(6.64)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21	$13.65	0.26	6.35	6.61	(0.35)	0.00	(0.35)	0.00
9/30/20	$14.59	0.33	(1.21)	(0.88)	(0.06)	0.00	(0.06)	0.00
Class R6
9/30/24	$17.79	0.39	3.45	3.84	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.33	4.58	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.37	(6.67)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21(b)	$16.66	0.25	3.00	3.25	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 57

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

			Ratios/Supplemental Data:
	Net Asset Value, End of Year	Total Return	Net Assets, End of Year ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark International Fund
Investor Class
9/30/24	$27.98	13.32%	$5,056.1	2.10%	1.05%	1.05%	32%
9/30/23	$25.15	34.39%	$5,865.4	2.02%	1.05%	1.05%	27%
9/30/22	$19.27	-30.72%	$5,032.4	2.25%	1.06%	1.04%	35%
9/30/21	$28.17	41.96%	$8,756.6	0.99%	1.05%	1.02%	42%
9/30/20	$19.91	-11.37%	$7,959.9	0.39%	1.05%	1.00%	32%
Advisor Class
9/30/24	$27.95	13.54%	$2,304.8	2.33%	0.88%	0.88%	32%
9/30/23	$25.12	34.57%	$2,582.7	2.13%	0.88%	0.88%	27%
9/30/22	$19.27	-30.59%	$2,246.8	2.44%	0.88%	0.86%	35%
9/30/21	$28.15	42.22%	$3,316.0	1.03%	0.88%	0.85%	42%
9/30/20	$19.89	-11.28%	$6,282.8	0.59%	0.95%	0.90%	32%
Institutional Class
9/30/24	$27.96	13.62%	$8,074.1	2.41%	0.81%	0.81%	32%
9/30/23	$25.13	34.65%	$8,125.2	2.26%	0.81%	0.81%	27%
9/30/22	$19.28	-30.54%	$7,250.7	2.51%	0.81%	0.79%	35%
9/30/21	$28.19	42.30%	$11,748.6	1.34%	0.80%	0.77%	42%
9/30/20	$19.92	-11.19%	$7,233.5	0.62%	0.87%	0.82%	32%
Class R6
9/30/24	$27.98	13.68%	$2,899.0	2.43%	0.75%	0.75%	32%
9/30/23	$25.15	34.76%	$2,706.0	2.31%	0.75%	0.75%	27%
9/30/22	$19.29	-30.51%	$2,389.0	2.63%	0.77%	0.75%	35%
9/30/21(b)	$28.20	9.18%	$2,997.8	1.62%†	0.77%†	0.75%†	42%
Oakmark International Small Cap Fund
Investor Class
9/30/24	$21.25	21.48%	$378.0	1.71%	1.33%	1.33%	40%
9/30/23	$17.82	37.05%	$367.3	1.91%	1.34%	1.34%	32%
9/30/22	$13.25	-32.37%	$306.8	1.67%	1.36%	1.34%	37%
9/30/21	$19.92	48.51%	$560.1	1.18%	1.37%	1.35%	48%
9/30/20	$13.67	-6.23%	$388.9	2.21%	1.45%	1.45%	42%
Advisor Class
9/30/24	$21.28	21.72%	$177.0	1.87%	1.17%	1.17%	40%
9/30/23	$17.84	37.16%	$163.5	2.02%	1.18%	1.18%	32%
9/30/22	$13.28	-32.24%	$131.8	1.96%	1.18%	1.16%	37%
9/30/21	$19.96	48.76%	$189.3	1.26%	1.20%	1.19%	48%
9/30/20	$13.69	-6.16%	$155.7	2.14%	1.35%	1.35%	42%
Institutional Class
9/30/24	$21.23	21.88%	$642.5	2.00%	1.08%	1.08%	40%
9/30/23	$17.79	37.30%	$481.6	2.15%	1.10%	1.10%	32%
9/30/22	$13.24	-32.20%	$329.0	1.95%	1.11%	1.09%	37%
9/30/21	$19.91	48.93%	$526.9	1.41%	1.11%	1.09%	48%
9/30/20	$13.65	-6.09%	$614.2	2.37%	1.26%	1.26%	42%
Class R6
9/30/24	$21.22	21.85%	$470.4	1.99%	1.06%	1.06%	40%
9/30/23	$17.79	37.34%	$304.9	1.94%	1.07%	1.07%	32%
9/30/22	$13.24	-32.19%	$400.2	2.19%	1.08%	1.06%	37%
9/30/21(b)	$19.91	19.51%	$367.6	1.55%†	1.09%†	1.07%†	48%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

58 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Equity and Income Fund
Investor Class
9/30/24	$31.41	0.78	5.34	6.12	(1.33)	0.00	(1.33)	0.00
9/30/23	$27.85	0.66	3.33	3.99	(0.43)	0.00	(0.43)	0.00
9/30/22	$35.94	0.44	(5.63)	(5.19)	(0.29)	(2.61)	(2.90)	0.00
9/30/21	$27.50	0.32	9.40	9.72	(0.35)	(0.93)	(1.28)	0.00
9/30/20	$30.30	0.42	(0.56)	(0.14)	(0.51)	(2.15)	(2.66)	0.00
Advisor Class
9/30/24	$31.43	0.86	5.34	6.20	(1.47)	0.00	(1.47)	0.00
9/30/23	$27.87	0.71	3.36	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.98	0.53	(5.65)	(5.12)	(0.38)	(2.61)	(2.99)	0.00
9/30/21	$27.51	0.39	9.40	9.79	(0.39)	(0.93)	(1.32)	0.00
9/30/20	$30.31	0.46	(0.56)	(0.10)	(0.55)	(2.15)	(2.70)	0.00
Institutional Class
9/30/24	$31.43	0.87	5.35	6.22	(1.49)	0.00	(1.49)	0.00
9/30/23	$27.87	0.75	3.32	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.99	0.52	(5.63)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21	$27.52	0.41	9.40	9.81	(0.41)	(0.93)	(1.34)	0.00
9/30/20	$30.33	0.47	(0.56)	(0.09)	(0.57)	(2.15)	(2.72)	0.00
Class R6
9/30/24	$31.45	0.89	5.32	6.21	(1.51)	0.00	(1.51)	0.00
9/30/23	$27.88	0.79	3.30	4.09	(0.52)	0.00	(0.52)	0.00
9/30/22	$36.00	0.57	(5.68)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21(b)	$30.24	0.49	5.27	5.76	0.00	0.00	0.00	0.00
Oakmark Bond Fund
Investor Class
9/30/24	$8.40	0.42	0.69	1.11	(0.40)	0.00	(0.40)	0.00
9/30/23	$8.60	0.36	(0.20)	0.16	(0.36)	0.00	(0.36)	0.00
9/30/22(c)	$9.89	0.17	(1.29)	(1.12)	(0.17)	0.00	(0.17)	0.00
Advisor Class
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.38	(0.21)	0.17	(0.37)	0.00	(0.37)	0.00
9/30/22	$10.35	0.23	(1.55)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.16	0.16	0.24	0.40	(0.16)	(0.05)	(0.21)	0.00
9/30/20(d)	$10.00	0.04	0.15	0.19	(0.03)	0.00	(0.03)	0.00
Institutional Class
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.24	(1.56)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.17	0.18	0.22	0.40	(0.17)	(0.05)	(0.22)	0.00
9/30/20(d)	$10.00	0.04	0.17	0.21	(0.04)	0.00	(0.04)	0.00
Class R6
9/30/24	$8.41	0.45	0.70	1.15	(0.43)	0.00	(0.43)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.25	(1.56)	(1.31)	(0.24)	(0.19)	(0.43)	0.00
9/30/21(b)	$10.32	0.14	0.04	0.18	(0.15)	0.00	(0.15)	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.

(d)  Commenced operations on 6/10/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 59

Oakmark Funds

Financial Highlights For a share outstanding throughout each year

			Ratios/Supplemental Data:
	Net Asset Value, End of Year	Total Return	Net Assets, End of Year ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Equity and Income Fund
Investor Class
9/30/24	$36.20	19.78%	$4,451.4	2.31%	0.85%	0.85%	38%
9/30/23	$31.41	14.40%	$4,213.3	2.13%	0.86%	0.86%	45%
9/30/22	$27.85	-15.84%	$4,194.4	1.34%	0.85%	0.83%	49%
9/30/21	$35.94	36.19%	$5,587.1	0.97%	0.87%	0.84%	14%
9/30/20	$27.50	-0.90%	$5,492.4	1.52%	0.94%	0.84%	15%
Advisor Class
9/30/24	$36.16	20.06%	$592.9	2.54%	0.62%	0.62%	38%
9/30/23	$31.43	14.70%	$549.0	2.33%	0.61%	0.61%	45%
9/30/22	$27.87	-15.66%	$738.4	1.61%	0.60%	0.58%	49%
9/30/21	$35.98	36.49%	$868.4	1.20%	0.66%	0.62%	14%
9/30/20	$27.51	-0.76%	$951.9	1.65%	0.81%	0.71%	15%
Institutional Class
9/30/24	$36.16	20.07%	$1,195.5	2.57%	0.59%	0.59%	38%
9/30/23	$31.43	14.73%	$1,029.9	2.42%	0.59%	0.59%	45%
9/30/22	$27.87	-15.66%	$911.0	1.59%	0.60%	0.58%	49%
9/30/21	$35.99	36.57%	$1,138.5	1.22%	0.62%	0.58%	14%
9/30/20	$27.52	-0.73%	$844.3	1.72%	0.75%	0.65%	15%
Class R6
9/30/24	$36.15	20.07%	$306.1	2.61%	0.56%	0.56%	38%
9/30/23	$31.45	14.77%	$232.4	2.54%	0.56%	0.56%	45%
9/30/22	$27.88	-15.63%	$90.9	1.75%	0.56%	0.54%	49%
9/30/21(b)	$36.00	19.05%	$87.3	1.78%†	0.57%†	0.55%†	14%

			Ratios/Supplemental Data:
	Net Asset Value, End of Year	Total Return	Net Assets, End of Year ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Waiver/ Reimbursement to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Bond Fund
Investor Class
9/30/24	$9.11	13.49%	$43.0	4.81%	0.95%	(0.21%)	0.74%	90%
9/30/23	$8.40	1.78%	$1.1	4.18%	1.33%	(0.59%)	0.74%	75%
9/30/22(c)	$8.60	-11.43%	$1.0	2.76%†	1.64%†	(0.90%)†	0.74%†	97%
Advisor Class
9/30/24	$9.13	13.67%	$20.2	4.98%	0.74%	(0.20%)	0.54%	90%
9/30/23	$8.41	2.10%	$0.8	4.31%	1.12%	(0.58%)	0.54%	75%
9/30/22	$8.61	-13.11%	$1.4	2.41%	1.06%	(0.52%)	0.54%	97%
9/30/21	$10.35	3.81%	$2.4	1.59%	0.93%	(0.37%)	0.57%	112%
9/30/20(d)	$10.16	2.04%	$0.6	1.19%†	3.14%†	(2.60%)†	0.54%†	25%
Institutional Class
9/30/24	$9.13	13.84%	$15.1	5.00%	0.77%	(0.25%)	0.52%	90%
9/30/23	$8.41	2.00%	$2.6	4.41%	1.08%	(0.56%)	0.52%	75%
9/30/22	$8.61	-13.10%	$3.0	2.50%	1.05%	(0.53%)	0.52%	97%
9/30/21	$10.35	3.88%	$3.3	1.75%	0.89%	(0.43%)	0.46%	112%
9/30/20(d)	$10.17	2.07%	$79.0	1.32%†	2.42%†	(1.98%)†	0.44%†	25%
Class R6
9/30/24	$9.13	13.96%	$103.2	5.12%	0.77%	(0.33%)	0.44%	90%
9/30/23	$8.41	2.08%	$102.8	4.50%	1.02%	(0.58%)	0.44%	75%
9/30/22	$8.61	-13.03%	$81.4	2.57%	1.02%	(0.58%)	0.44%	97%
9/30/21(b)	$10.35	1.74%	$91.3	1.71%†	0.93%†	(0.49%)†	0.44%†	112%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.

(d)  Commenced operations on 6/10/2020.
See accompanying Notes to Financial Statements.

60 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees of Harris Associates Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Harris Associates Investment Trust comprising the Oakmark Fund, Oakmark Select Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund, Oakmark International Small Cap Fund, Oakmark Equity and Income Fund, and Oakmark Bond Fund (the "Funds"), including the schedules of investments as of September 30, 2024; the related statements of operations, changes in net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America, and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Oakmark Fund, Oakmark Select Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund, Oakmark International Small Cap Fund, and Oakmark Equity and Income Fund	For the year ended September 30, 2024	For each of the two years ended September 30, 2024	For each of the five years ended September 30, 2024
Oakmark Bond Fund	For the year ended September 30, 2024	For each of the two years ended September 30, 2024	For each of the four years ended September 30, 2024, and for the period June 10, 2020 (commencement of operations) through September 30, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

November 27, 2024

We have served as the auditor of one or more Harris Oakmark investment companies since 2002.

Annual Financial Statements and Other Information: Oakmark Funds | 61

Oakmark Funds

Federal Tax Information

(Unaudited)

The below information is reported in regards to distributions paid by the Funds during the fiscal year ended September 30, 2024. For Funds other than Bond and Equity and Income, note that these amounts have been previously reported to shareholders on the 2023 Form 1099-DIV. For Bond and Equity and Income, amounts below include distributions paid in both calendar year 2023 and 2024.

The following percentages of income dividend paid by the Funds qualify for the dividend received deduction available to corporations and are hereby designated as qualified dividend income:

Fund	Qualified Dividend Income	Dividend Received Deduction
Oakmark	100%	100%
Select	100%	100%
Global	100%	39.7%
Global Select	100%	50.8%
International	100%	0%
Int'l Small Cap	100%	2.3%
Equity & Income	50.1%	41.1%
Bond	0.9%	0.9%

The following Funds met the requirements of Section 853 of the Code and elected to pass through to its shareholders credit for foreign taxes paid. The percentage of income distributed by the Funds from sources within foreign countries and possessions of the United States and the amounts of taxes paid to such countries was as follows:

Fund	Foreign Source Income	Foreign Taxes Paid
Global	100%	$1,499,713
International	100%	56,719,961

The Funds intend to distribute the income and gains earned during the year ended September 30, 2024 prior to December 31, 2024. The amount and character of the distributions will be reported on the 2024 Form 1099-DIV. In addition, the amounts will be made available on the Fund's website and will be included in the Shareholder Tax Guide that is mailed to shareholders shortly after calendar year end.

62 | Annual Financial Statements and Other Information: Oakmark Funds

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Annual Financial Statements and Other Information: Oakmark Funds | 63

Oakmark Funds

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements

Not applicable.

OAKNCSR

64 | Annual Financial Statements and Other Information: Oakmark Funds

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Treasurer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer
Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer
Date:	December 4, 2024

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date:	December 4, 2024